Semi-Annual Report



                                    [PHOTO]





                        January 31, 2000

                        [LOGO OF PACIFIC CAPITAL FUNDS]


Mutual Funds: - Are Not FDIC Insured - Have No Bank Guarantee - May Lose Value

                               Table of Contents

                             Letter to Shareholders
                                     Page 1

                            Fund Performance Review
                                     Page 4

                      Statements of Assets and Liabilities
                                     Page 6

                            Statements of Operations
                                     Page 9

                      Statements of Changes in Net Assets
                                    Page 12

                       Schedules of Portfolio Investments
                                    Page 16

                         Notes to Financial Statements
                                    Page 45

                              Financial Highlights

Pacific Capital Semi-Annual Report
January 31, 2000

Letter to Shareholders

Dear Shareholders:

The financial markets experienced mixed performance during the six-month period ended January 31, 2000, as the stock market performed favorably and encouraged consumer spending, while the bond market performed poorly amid concerns about potential inflationary pressures. The economy remained strong and entered its 37th consecutive calendar quarter of expansion, making it the longest in U.S. history. Productivity gains that stemmed from companies' adoption of new technologies helped fuel that growth.

Equity Markets

Stock market gains were concentrated among a small number of stocks. The Dow Jones Industrial Average/1/ gained 2.68% during the period, while the Standard & Poor's 500 Stock Index/2/ gained 5.58%. Shares of technology companies showed strong gains during the period: The tech-heavy NASDAQ Composite Index/3/ gained 49.34%, while the average stock on the New York Stock Exchange suffered a loss. Investors favored technology companies and small-company growth stocks due to their earnings potential, while small-company value stocks continued to lag.

The Pacific Capital equity funds performed well during the period, given our strategy of investing in high-quality companies that we believe exhibit strong management and a clear competitive advantage. For example:

The Pacific Capital Growth Stock Fund outperformed its benchmark, the S&P 500 Stock Index, for the six-month period ending January 31, 2000, returning 29.20% (Class A Shares without sales charge) versus 5.58%, respectively.

The Pacific Capital Growth and Income Fund outperformed its benchmark, the S&P 500 Stock Index, for the six-month period ending January 31, 2000, returning 16.53% (Class A Shares without sales charge) versus 5.58%, respectively.

The Pacific Capital International Stock Fund outperformed its benchmark, the Morgan Stanley Capital International EAFE Index,/4/ for the six-month period ending January 31, 2000, returning 37.45% (Class A Shares without sales charge) versus 11.06%, respectively.

Fixed-Income Markets

The bond market exhibited poor performance due to investors' perceptions that the economy's strength would create inflationary pressures. The Federal Reserve Board (the "Fed") responded to such concerns by raising short-term interest rates twice during this period, and an additional increase occurred shortly after this period end. In that environment investors sold bonds, pushing up yields. Short-term bonds were especially hurt, as investors anticipated the Fed's tighter monetary policy. Long-term bonds performed somewhat better, because investors were encouraged by the Fed's stance against inflation.

That dynamic led to an unusual, inverted yield curve at the end of the period, with yields on two-year Treasury Notes higher than yields on 10-Year Treasuries. Mortgage pass-through securities, high-yield bonds and emerging markets bonds were the best-performing sectors of the bond market during the period.

Going Forward

The Fed has raised fed funds rates to 5.75% and we expect one or two 25 basis point increases that should slow the economy to a more moderate level during the second half of the year.

We remain optimistic about the course of the stock market. We believe technology could continue to increase productivity, and the expanding global economy may allow corporations to control costs and expand into new markets. Those factors should allow the economy to grow without increased inflation. We anticipate that the companies that make up the S&P 500 Stock Index should continue to grow earnings during the coming year. In our opinion, that earnings growth should allow stocks to perform well, although returns may be lower than they have been during the past several years.

We would like to take this opportunity to remind investors that a broadly diversified portfolio offers the most reliable way to achieve long-term financial goals. While the strong performance of technology stocks has led some investors to significantly overweight their portfolios toward that sector, history shows us that broad diversification is the best way to balance investment rewards with investment risks.

Pacific Capital Fund News

Pacific Century Investment Management would like to congratulate Yvonne Lim, Portfolio Manager and Vice President of the Tax-Exempt Fixed Income Investment Team at Pacific Century Trust, for receiving the 1999 Lipper Performance Achievement Certificate. The certificate recognizes the Pacific Capital Tax-Free Securities Fund (Class Y Shares) for ranking number one in the Lipper Fixed Income Fund Performance Analysis Survey under the investment objective/Lipper classification of Hawaii Municipal Debt Funds for the five-year period ending December 31, 1999./5/

Thank you for your confidence in the Pacific Capital Funds. If you have any questions, please contact your registered investment consultant, or the Fund's at (800) 258-9232.

Sincerely,
/s/ Walter J. Laskey
Walter J. Laskey                                  /s/ William J. Barton
Executive Vice President, Bank of         William J. Barton
Hawaii                                    Senior Vice President, Manager
Chairperson, Pacific Capital Funds        Investment Management Group
                                          Pacific Century Trust

The following indices do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Pacific Capital Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

/1/The Dow Jones Industrial Average is a price weighted average of 30 actively traded blue chip stocks, primarily industrials but also including some service oriented firms. The average is computed by adding the prices of the 30 stocks and dividing by a denominator which has been adjusted over the years for stock splits, stock dividends, and substitution of stock. The average is quoted in points not dollars.
/2/The Standard and Poor's 500 Stock Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks.
/3/The NASDAQ Composite Index is a market capitalization price-only index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as the National Market System traded foreign common stocks and ADR's.
/4/The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far
  East (EAFE) Index is unmanaged and is generally representative of the performance of stock markets in that region.
/5/Lipper Analytical Services is an independent mutual fund rating agency. The
  Pacific Capital Tax-Free Securities Fund (Class Y Shares) ranked within the Hawaii Municipal Debt Funds Category, 5 out of 12, 2 out of 11 and 1 out of 7 for the one-, three- and five-year periods ended 12/31/99, respectively. The Fund was not ranked for the ten-year period. The Lipper ranking is based on total return with dividends and capital gains reinvested and does not include a sales charge.

Past performance is no guarantee of future results. Investment return and net asset value (NAV) will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                            Fund Performance Review
                                  Total Return
                          for the period ended 1/31/00

                                                     Aggregate          Average Annual
------------------------------------------------------------------------------------------------
                                           Inception Six-Month 1-Year  5-Year 10-Year    Since
                                                                                       Inception
------------------------------------------------------------------------------------------------
  Growth Stock Fund/9/      Class A/1/      11/1/93    24.01%   22.39% 26.61% 18.11%    14.18%
                           ---------------------------------------------------------------------
                            Class B/2/      3/2/98     23.70%   22.64% 27.25% 18.44%+   14.32%
                           ---------------------------------------------------------------------
                            Class Y        10/14/94    29.29%   27.84% 27.96% 18.89%    14.69%
------------------------------------------------------------------------------------------------
  Growth & Income Fund/9/   Class A/1/     10/14/94    11.85%   11.57% 23.45% 15.04%    11.77%
                           ---------------------------------------------------------------------
                            Class B/2/,/5/  3/2/98     11.13%   11.32% 23.99% 15.33%+   11.89%
                           ---------------------------------------------------------------------
                            Class Y        10/14/98    16.72%   16.50% 24.72% 15.77%    12.23%
------------------------------------------------------------------------------------------------
  Value Fund                Class A/1/      12/8/98   -4.29%     0.72%   NA     NA       3.09%
                           ---------------------------------------------------------------------
                            Class B/5/     12/13/98   -5.70%     0.18%   NA     NA       2.58%
                           ---------------------------------------------------------------------
                            Class Y         12/3/98   -0.31%     5.18%   NA     NA       7.01%
------------------------------------------------------------------------------------------------
  Small Cap Fund/6/         Class A/3/      12/8/98   -12.98%   -6.58%   NA     NA      -6.17%
                           ---------------------------------------------------------------------
                            Class B/5/     12/20/98   -12.86%   -5.85%   NA     NA      -5.66%
                           ---------------------------------------------------------------------
                            Class Y         12/3/98   -7.96%    -1.10%   NA     NA      -1.50%
------------------------------------------------------------------------------------------------
  Balanced                  Class A/1/      6/21/99     5.47%    NA      NA     NA       3.39%
                           ---------------------------------------------------------------------
                            Class B/2/,/5/  6/21/99     4.49%    NA      NA     NA       2.20%
                           ---------------------------------------------------------------------
                            Class Y         6/21/99    10.01%    NA      NA     NA       7.87%
------------------------------------------------------------------------------------------------
  International Stock
  Fund/7/                   Class A/3/      12/8/98    30.26%   41.10%   NA     NA      46.23%
                           ---------------------------------------------------------------------
                            Class B/5/     12/20/98    31.71%   43.62%   NA     NA      48.53%
                           ---------------------------------------------------------------------
                            Class Y         12/2/98    37.27%   49.08%   NA     NA      53.25%
------------------------------------------------------------------------------------------------
  New Asia Growth Fund/7/   Class A/3/      2/15/95    31.36%   91.88%   NA     NA      10.17%
                           ---------------------------------------------------------------------
                            Class B/2/      3/2/98     33.19%   96.97%   NA     NA      10.94%
                           ---------------------------------------------------------------------
                            Class Y         2/15/95    38.87%  102.75%   NA     NA      11.60%
------------------------------------------------------------------------------------------------
  Diversified Fixed Income
  Fund/9/                   Class A/1/     10/14/94    -4.70%   -9.18%  5.36%  6.48%     3.73%
                           ---------------------------------------------------------------------
                            Class B/2/      3/2/98     -5.85%   -9.62%  5.80%  6.77%+    3.86%
                           ---------------------------------------------------------------------
                            Class Y        10/14/94    -0.50%   -5.13%  6.47%  7.22%     4.20%
------------------------------------------------------------------------------------------------
  U.S. Treasury Securities
  Fund/9/,/10/              Class A/1/      11/1/93    -3.73%   -7.60%  5.49%  6.32%     7.61%
                           ---------------------------------------------------------------------
                            Class Y        10/14/94     0.37%   -3.52%  6.64%  6.96%     8.11%
------------------------------------------------------------------------------------------------
  Short Intermediate U.S.
  Treasury                  Class A/4/     12/13/93    -2.23%   -4.42%  4.85%   NA       3.38%
                           ---------------------------------------------------------------------
  Securities Fund/10/       Class Y/9/     10/14/94     0.19%   -1.92%  5.61%   NA       4.02%
------------------------------------------------------------------------------------------------
  Tax-Free Securities
  Fund/8/,/9/               Class A/1/     10/14/94    -6.46%   -8.71%  4.40%  5.24%     2.62%
                           ---------------------------------------------------------------------
                            Class B/2/      3/2/98     -7.61%   -9.16%  4.88%  5.57%+    2.77%
                           ---------------------------------------------------------------------
                            Class Y        10/14/94    -2.38%   -4.61%  5.54%  5.98%     3.09%
------------------------------------------------------------------------------------------------
  Tax-Free Short
  Intermediate              Class A/4/     10/14/94    -2.45%   -3.68%  3.19%  3.83%     3.88%
                           ---------------------------------------------------------------------
  Securities Fund/8/,/9/    Class Y        10/14/94    -0.06%   -1.15%  3.95%  4.36%     4.37%

 /1/Reflects the maximum sales charge of 4.00%.
 /2/Reflects the maximum contingent deferred sales charge (CDSC) of 5.00%.
    Class B Shares were not in existence prior to March 2, 1998. Performance calculated for any period up to and through March 2, 1998, is based upon the performance of Class A Shares, which does not reflect the higher 12b-1 fees or the CDSC. Had the CDSC and higher 12b-1 fees been incorporated, total return figures may have been adversely affected.
 /3/Reflects the maximum sales charge of 5.25%.
 /4/Reflects the maximum sales charge of 2.25%.
 /5/Reflects the maximum contingent deferred sales charge (CDSC) of 5.00%. /6/Small-capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure and, historically, their stocks have experienced a greater degree of market volatility than stocks on average.
 /7/International investing involves increased risk and volatility.
 /8/The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.
 /9/The quoted performance of noted Pacific Capital Funds includes the performance of certain common trust fund ("Commingled") accounts advised by Pacific Century Trust and managed the same as the Fund's in all material respects, for periods dating back to 10/31/77 for the Pacific Capital Growth Fund, the Pacific Capital Growth & Income Fund, the Pacific Capital Tax-Free Securities Fund and the Pacific Capital Diversified Fixed Income Fund; 3/31/88 for the Pacific Capital Tax-Free Short Intermediate Securities Fund and 12/31/84 for the Pacific Capital U.S. Treasury Securities Fund and prior to the Funds' commencement of operations, by share class, noted above. The Commingled accounts were not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore we were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected.
/10/The performance for the Class Y Shares of the Pacific Capital U.S. Treasury
    Securities Fund and the Pacific Capital Short Intermediate U.S. Treasury Securities Fund, prior to the date of commencement of operations (10/14/94), is based on the performance of Class A Shares without sales charge.
 + The Class B CDSC is not included in the above performance due to the fact that the performance is now over 6 years, and the CDSC charges no longer apply.
   Past performance is no guarantee of future results. Investment return and net asset value (NAV) will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

PACIFIC CAPITAL FUNDS

                      Statements of Assets and Liabilities
                          January 31, 2000 (Unaudited)


                             Growth      Growth and    New Asia    Diversified
                             Stock         Income       Growth     Fixed Income
                              Fund          Fund         Fund          Fund
                          ------------  ------------  -----------  ------------
        ASSETS:
Investments, at value
 (Cost $374,445,387;
 $156,002,540;
 $19,658,476;
 $252,048,166)..........  $518,086,035  $210,515,630  $28,690,772  $242,037,663
Foreign currency (Cost
$304,332)...............            --            --      307,117            --
Interest and dividends
receivable..............       180,872       195,342        4,903     4,106,548
Receivable for capital
shares issued...........       165,192        44,658        1,299        17,148
Receivable from brokers
for investments sold....            --     3,203,227       47,181            --
Prepaid expenses and
other assets............        18,305         7,718          959         8,471
                          ------------  ------------  -----------  ------------
  Total Assets..........   518,450,404   213,966,575   29,052,231   246,169,830
                          ------------  ------------  -----------  ------------
      LIABILITIES:
Dividends payable.......            --            --           --        40,072
Payable to brokers for
investments purchased...     4,879,975     3,602,202       66,948            --
Payable for capital
shares redeemed.........        36,431        20,322           --         6,295
Accrued fees and other
payables:
 Investment advisory
 fees...................       354,565       144,021       21,421        94,027
 Administration fees....        13,559         5,470          706         6,472
 Distribution fees......        19,420        11,182        1,178         2,218
 Other Payables.........        73,034        38,644       18,827        42,242
                          ------------  ------------  -----------  ------------
  Total Liabilities.....     5,376,984     3,821,841      109,080       191,326
                          ------------  ------------  -----------  ------------
      NET ASSETS:
Capital.................   328,074,918   144,852,425   22,955,627   260,245,403
Distributions in excess
of net investment
income..................    (1,150,635)      (23,914)    (284,453)       (2,458)
Undistributed
 (distributions in
 excess of) net realized
 gains from
 investment transactions.   42,508,489    10,803,133   (2,762,817)   (4,253,938)
Net unrealized
 appreciation
 (depreciation) from
 investments and
 foreign currency
 transactions...........   143,640,648    54,513,090    9,034,794   (10,010,503)
                          ------------  ------------  -----------  ------------
  Net Assets............  $513,073,420  $210,144,734  $28,943,151  $245,978,504
                          ============  ============  ===========  ============
Net Assets
 Class A................  $ 25,878,760  $ 10,476,276  $ 3,257,082  $  1,695,385
 Class B................    16,546,331    10,639,169      634,806     2,169,025
 Class Y................   470,648,329   189,029,289   25,051,263   242,114,094
                          ------------  ------------  -----------  ------------
  Total.................  $513,073,420  $210,144,734  $28,943,151  $245,978,504
                          ============  ============  ===========  ============
Outstanding units of
beneficial interest
(shares)
 Class A................     1,474,696       543,028      222,206       168,957
 Class B................       959,124       561,296       43,746       216,554
 Class Y................    26,553,354     9,782,021    1,701,458    23,983,472
                          ------------  ------------  -----------  ------------
  Total.................    28,987,174    10,886,345    1,967,410    24,368,983
                          ============  ============  ===========  ============
Net Asset Value
 Class A--redemption
 price per share........  $      17.55  $      19.29  $     14.66  $      10.03
                          ============  ============  ===========  ============
 Class A--maximum sales
 charge.................         4.00%         4.00%        5.25%         4.00%
                          ------------  ------------  -----------  ------------
 Class A--maximum
  offering price per
  share (100%/(100%-
  maximum sales charge)
  of net asset value
  adjusted to the
  nearest cent).........  $      18.28  $      20.09  $     15.47  $      10.45
                          ============  ============  ===========  ============
 Class B--offering price
 per share*.............  $      17.25  $      18.95  $     14.51  $      10.02
                          ============  ============  ===========  ============
 Class Y--offering and
 redemption price per
 share..................  $      17.72  $      19.32  $     14.72  $      10.10
                          ============  ============  ===========  ============

--------
* Redemption price per share varies based on length of time shares are held.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                      Statements of Assets and Liabilities
                          January 31, 2000 (Unaudited)


                                        Short Intermediate                    Tax-Free
                          U.S. Treasury   U.S. Treasury      Tax-Free    Short Intermediate
                           Securities       Securities      Securities       Securities
                              Fund             Fund            Fund             Fund
                          ------------- ------------------ ------------  ------------------
        ASSETS:
Investments, at value
 (Cost $14,790,526;
 $29,541,813;
 $419,753,601;
 $43,988,307)...........   $15,150,994     $28,606,140     $417,084,431     $42,854,668
Interest and dividends
receivable..............       359,211         679,887        5,100,674         484,036
Prepaid Expenses........           925           1,402           17,667           1,994
                           -----------     -----------     ------------     -----------
  Total Assets..........    15,511,130      29,287,429      422,202,772      43,340,698
                           -----------     -----------     ------------     -----------
      LIABILITIES:
Dividends payable.......         2,542           3,977           57,920           4,564
Payable to brokers for
investments purchased...            --              --        1,995,180              --
Payable for capital
shares redeemed.........            --             200               --              --
Accrued fees and other
payables:
 Investment advisory
 fees...................         4,552           7,548          160,050          15,003
 Administration fees....           405             722           11,016           1,073
 Distribution fees......           293             100            3,983             187
 Other Payables.........         9,360          11,015           64,147          16,767
                           -----------     -----------     ------------     -----------
  Total Liabilities.....        17,152          23,562        2,292,296          37,594
                           -----------     -----------     ------------     -----------
      NET ASSETS:
Capital.................    19,017,001      30,264,253      423,334,762      44,509,751
Undistributed
 (distributions in
 excess of) net
 investment income .....       (14,106)             40               --              --
Distributions in excess
 of net realized gains
 from
 investment transactions.   (3,869,385)        (64,753)        (755,116)        (73,008)
Net unrealized
appreciation
(depreciation) from
investments.............       360,468        (935,673)      (2,669,170)     (1,133,639)
                           -----------     -----------     ------------     -----------
  Net Assets............   $15,493,978     $29,263,867     $419,910,476     $43,303,104
                           ===========     ===========     ============     ===========
Net Assets
 Class A................   $ 1,389,268     $   454,652     $  5,741,889     $   847,372
 Class B................            --              --        3,247,005              --
 Class Y................    14,104,710      28,809,215      410,921,582      42,455,732
                           -----------     -----------     ------------     -----------
  Total.................   $15,493,978     $29,263,867     $419,910,476     $43,303,104
                           ===========     ===========     ============     ===========
Outstanding units of
beneficial interest
(shares)
 Class A................       154,836          49,571          577,574          87,228
 Class B................            --              --          326,671              --
 Class Y................     1,570,982       3,135,951       41,184,025       4,348,423
                           -----------     -----------     ------------     -----------
  Total.................     1,725,818       3,185,522       42,088,270       4,435,651
                           ===========     ===========     ============     ===========
Net Asset Value
 Class A--redemption
 price per share........   $      8.97     $      9.17     $       9.94     $      9.71
                           ===========     ===========     ============     ===========
 Class A--maximum sales
 charge.................         4.00%           2.25%            4.00%           2.25%
                           -----------     -----------     ------------     -----------
 Class A--maximum
  offering price per
  share (100%/(100%-
  maximum sales charge)
  of net asset
  value adjusted to the
  nearest cent).........   $      9.34     $      9.38     $      10.35     $      9.93
                           ===========     ===========     ============     ===========
 Class B--offering price
 per share*.............            --              --     $       9.94              --
                           ===========     ===========     ============     ===========
 Class Y--offering and
 redemption price per
 share..................   $      8.98     $      9.19     $       9.98     $      9.76
                           ===========     ===========     ============     ===========

--------
*  Redemption price per share varies based on length of time shares are held.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                      Statements of Assets and Liabilities
                                January 31, 2000
                                  (Unaudited)


                          International Stock    Value       Small Cap     Balanced
                                 Fund             Fund         Fund          Fund
                          ------------------- ------------  -----------  ------------
        ASSETS:
Investments, at value
 (Cost $84,337,421;
 $160,004,681;
 $37,065,913;
 $163,253,563)..........     $114,915,701     $169,385,428  $34,595,042  $199,808,824
Foreign currency (Cost
$131,910)...............          131,910               --           --            --
Interest and dividends
receivable..............           29,692           77,150       64,536     1,328,448
Receivable for capital
shares issued...........            5,651            4,000           --            --
Receivable from brokers
for investments sold....        3,577,558        3,114,265      192,494     2,200,452
Prepaid expenses and
other assets............           77,691            3,360        1,428         7,768
                             ------------     ------------  -----------  ------------
  Total Assets..........      118,738,203      172,584,203   34,853,500   203,345,492
                             ------------     ------------  -----------  ------------
      LIABILITIES:
Payable to brokers for
investments purchased...        1,850,554        2,006,601       35,057     2,137,566
Payable for capital
shares redeemed.........            2,238               --           --            --
Accrued fees and other
payables:
 Investment advisory
 fees...................          100,078          116,562       30,298       120,295
 Administration fees....            3,095            4,424          929         5,253
 Distribution fees......              991              663          151           515
 Other Payables.........           80,222           76,087       23,007        38,702
                             ------------     ------------  -----------  ------------
  Total Liabilities.....        2,037,178        2,204,337       89,442     2,302,331
                             ------------     ------------  -----------  ------------
      NET ASSETS:
Capital.................       76,922,894      145,853,839   36,553,550   156,496,454
Undistributed
(distributions in excess
of) net investment
income..................       (1,330,276)         (63,984)      (1,708)       39,651
Undistributed net
realized gains from
investment transactions.       10,545,773       15,209,264      683,087     7,951,795
Net unrealized
 appreciation
 (depreciation) from
 investments and foreign
 currency transactions..       30,562,634        9,380,747   (2,470,871)   36,555,261
                             ------------     ------------  -----------  ------------
  Net Assets............     $116,701,025     $170,379,866  $34,764,058  $201,043,161
                             ============     ============  ===========  ============
Net Assets
 Class A................     $  3,550,771     $    480,792  $   146,239  $    210,358
 Class B................          322,895          657,933      138,281       572,338
 Class Y................      112,827,359      169,241,141   34,479,538   200,260,465
                             ------------     ------------  -----------  ------------
  Total.................     $116,701,025     $170,379,866  $34,764,058  $201,043,161
                             ============     ============  ===========  ============
Outstanding units of
beneficial interest
(shares)
 Class A................          223,105           47,197       15,501        19,773
 Class B................           20,502           64,935       14,773        53,836
 Class Y................        7,080,121       16,601,288    3,650,208    18,820,946
                             ------------     ------------  -----------  ------------
  Total.................        7,323,728       16,713,420    3,680,482    18,894,555
                             ============     ============  ===========  ============
Net Asset Value
 Class A--redemption
 price per share........     $      15.92     $      10.19  $      9.43  $      10.64
                             ============     ============  ===========  ============
 Class A--maximum sales
 charge.................            5.25%            4.00%        5.25%         4.00%
                             ------------     ------------  -----------  ------------
 Class A--maximum
  offering price per
  share (100%/(100%-
  maximum sales charge)
  of net asset value
  adjusted to the
  nearest cent).........     $      16.80     $      10.61  $      9.95  $      11.08
                             ============     ============  ===========  ============
 Class B--offering price
 per share*.............     $      15.75     $      10.13  $      9.36  $      10.63
                             ============     ============  ===========  ============
 Class Y--offering and
 redemption price per
 share..................     $      15.94     $      10.19  $      9.45  $      10.64
                             ============     ============  ===========  ============

--------
*  Redemption price per share varies based on length of time shares are held.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                            Statements of Operations
               For the Period Ended January 31, 2000 (Unaudited)


                               Growth     Growth and    New Asia   Diversified
                               Stock        Income       Growth    Fixed Income
                                Fund         Fund         Fund         Fund
                            ------------  -----------  ----------  ------------
Investment Income:
Interest income...........  $        173  $         2  $       --  $ 7,249,682
Dividend income...........     1,381,917    1,178,875      71,040       99,030
Foreign withholding tax...        (2,039)        (998)     (8,159)          --
                            ------------  -----------  ----------  -----------
  Total Income............     1,380,051    1,177,879      62,881    7,348,712
                            ------------  -----------  ----------  -----------
Expenses:
Investment advisory fees..     1,851,135      757,091     103,960      677,860
Administration fees.......       462,786      189,274      23,102      225,954
Distribution fees--Class
A.........................        79,433       37,258       9,974        7,665
Distribution fees--Class
B.........................        65,518       46,880       2,157       10,718
Accounting fees...........        66,948       30,141       7,585       38,019
Custodian fees............        16,249        8,714      41,470        8,608
Transfer agent fees.......        53,069       44,556      23,017       28,391
Trustees' fees and
expenses..................        19,214        7,995         901        9,228
Other.....................        61,841       26,152       2,835       34,874
                            ------------  -----------  ----------  -----------
  Total expenses before
  voluntary fee
  reductions..............     2,676,193    1,148,061     215,001    1,041,317
  Expenses voluntarily
  reduced.................      (145,507)     (62,691)    (12,424)    (219,766)
                            ------------  -----------  ----------  -----------
  Net Expenses............     2,530,686    1,085,370     202,577      821,551
                            ------------  -----------  ----------  -----------
Net Investment (Loss).....    (1,150,635)      92,509    (139,696)   6,527,161
                            ------------  -----------  ----------  -----------
Realized/Unrealized Gains
(Losses) from Investments:
Net realized gains from
investment and foreign
currency transactions.....    71,409,548   12,533,404   3,193,402   (3,802,810)
Net change in unrealized
 appreciation
 (depreciation) from
 investments and foreign
 currency transactions....    47,677,221   16,537,982   5,212,677   (4,697,787)
                            ------------  -----------  ----------  -----------
Net realized and
unrealized gains (losses)
from investments..........   119,086,769   29,071,386   8,406,079   (8,500,597)
                            ------------  -----------  ----------  -----------
Change in net assets
resulting from operations.  $117,936,134  $29,163,895  $8,266,383  $(1,973,436)
                            ============  ===========  ==========  ===========

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                            Statements of Operations
               For the Period Ended January 31, 2000 (Unaudited)


                                        Short Intermediate                    Tax-Free
                          U.S. Treasury   U.S. Treasury      Tax-Free    Short Intermediate
                           Securities       Securities      Securities       Securities
                              Fund             Fund            Fund             Fund
                          ------------- ------------------ ------------  ------------------
Investment Income:
Interest income.........    $ 564,192       $ 876,610      $ 12,007,179      $1,026,252
Dividend income.........        7,632           9,714            27,537          11,079
                            ---------       ---------      ------------      ----------
  Total Income..........      571,824         886,324        12,034,716       1,037,331
                            ---------       ---------      ------------      ----------
Expenses:
Investment advisory
fees....................       50,752          79,706         1,279,352         116,082
Administration fees.....       16,917          31,883           426,451          46,433
Distribution fees--Class
A.......................        5,233           1,962            20,944           3,560
Distribution fees--Class
B.......................           --              --            14,779              --
Accounting fees.........        3,354           5,454            72,867          10,151
Transfer agent fees.....       15,602          15,330            28,957          16,226
Trustees' fees and
expenses................          872           1,402            19,159           2,274
Other...................        4,286           7,545            66,982          12,427
                            ---------       ---------      ------------      ----------
  Total expenses before
  voluntary fee
  reductions............       97,016         143,282         1,929,491         207,153
  Expenses voluntarily
  reduced...............      (28,018)        (41,161)         (419,091)        (37,197)
                            ---------       ---------      ------------      ----------
  Net Expenses..........       68,998         102,121         1,510,400         169,956
                            ---------       ---------      ------------      ----------
Net Investment Income...      502,826         784,203        10,524,316         867,375
                            ---------       ---------      ------------      ----------
Realized/Unrealized
Gains (Losses) from
Investments:
Net realized gains
(losses) from investment
transactions............       60,216         (58,302)         (755,152)        (73,009)
Net change in unrealized
 depreciation
 from investments.......     (515,177)       (640,868)      (20,116,064)       (800,108)
                            ---------       ---------      ------------      ----------
Net realized and
unrealized losses from
investments.............     (454,961)       (699,170)      (20,871,216)       (873,117)
                            ---------       ---------      ------------      ----------
Change in net assets
resulting from
operations..............    $  47,865       $  85,033      $(10,346,900)     $   (5,742)
                            =========       =========      ============      ==========

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                            Statements of Operations
               For the Period Ended January 31, 2000 (Unaudited)


                          International Stock    Value      Small Cap    Balanced
                                 Fund            Fund         Fund         Fund
                          ------------------- -----------  -----------  -----------
Investment Income:
Interest income.........      $        --     $     2,893  $        --  $ 2,059,530
Dividend income.........          224,526       1,356,183      305,165      686,770
Foreign withholding tax.          (15,925)         (1,507)          --         (652)
                              -----------     -----------  -----------  -----------
  Total Income..........          208,601       1,357,569      305,165    2,745,648
                              -----------     -----------  -----------  -----------
Expenses:
Investment advisory
fees....................          555,617         671,430      184,446      772,419
Administration fees.....          101,022         167,858       33,536      193,106
Distribution fees--Class
A.......................            6,699           1,350          433          457
Distribution fees--Class
B.......................              952           2,914          550        2,229
Accounting fees.........           23,354          27,581        7,832       32,680
Custodian fees..........          103,443          13,552        4,992        9,593
Transfer agent fees.....           23,943          26,252       26,402       30,821
Trustees' fees and
expenses................            3,602           5,009        1,387        8,073
Other...................           30,843          33,146        6,936       66,039
                              -----------     -----------  -----------  -----------
  Total expenses before
  voluntary fee
  reductions............          849,475         949,092      266,514    1,115,417
  Expenses voluntarily
  reduced...............          (75,181)        (34,472)     (23,764)    (135,477)
                              -----------     -----------  -----------  -----------
  Net Expenses..........          774,294         914,620      242,750      979,940
                              -----------     -----------  -----------  -----------
Net Investment Income
(Loss)..................         (565,693)        442,949       62,415    1,765,708
                              -----------     -----------  -----------  -----------
Realized/Unrealized
Gains (Losses) from
Investments:
Net realized gains from
investment and foreign
currency transactions...       12,371,777      17,079,945      688,084    9,293,565
Net change in unrealized
 appreciation
 (depreciation) from
 investments and foreign
 currency transactions..       20,815,878       6,994,636   (3,402,898)   7,323,897
                              -----------     -----------  -----------  -----------
Net realized and
unrealized gains
(losses) from
investments.............       33,187,655      24,074,581   (2,714,814)  16,617,462
                              -----------     -----------  -----------  -----------
Change in net assets
resulting from
operations..............      $32,621,962     $24,517,530  $(2,652,399) $18,383,170
                              ===========     ===========  ===========  ===========

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                      Statements of Changes in Net Assets

                                Growth Stock Fund             Growth and Income Fund           New Asia Growth Fund
                          ------------------------------  ------------------------------  ------------------------------
                            For the Six    For the Year     For the Six    For the Year     For the Six    For the Year
                            Months Ended       Ended        Months Ended       Ended        Months Ended       Ended
                          January 31, 2000 July 31, 1999  January 31, 2000 July 31, 1999  January 31, 2000 July 31, 1999
                          ---------------- -------------  ---------------- -------------  ---------------- -------------
                            (Unaudited)                     (Unaudited)                     (Unaudited)
From Investment
Activities:
Operations:
 Net investment income
  (loss)................   $  (1,150,635)  $  (1,363,589)   $     92,509   $    197,001     $  (139,696)   $    (58,716)
 Net realized gains on
  investment and foreign
  currency transactions.      71,409,548      82,863,384      12,533,404     22,746,316       3,193,402       1,039,285
 Net change in
  unrealized
  appreciation
  (depreciation) from
  investments and
  foreign currency
  transactions..........      47,677,221     (15,713,446)     16,537,982        742,543       5,212,677       7,250,969
                           -------------   -------------    ------------   ------------     -----------    ------------
Change in net assets
 from operations........     117,936,134      65,786,349      29,163,895     23,685,860       8,266,383       8,231,538
                           -------------   -------------    ------------   ------------     -----------    ------------
Distributions to Class A
Shareholders:
 In excess of net
  investment income.....              --              --              --         (1,866)             --          (5,526)
 From net realized gain
  on investment.........      (5,216,683)     (2,467,584)     (1,304,353)      (950,873)             --              --
Distributions to Class B
Shareholders:
 In excess of net
  investment income.....              --              --              --             --              --             (28)
 From net realized gain
  on investment.........      (3,302,902)       (378,014)     (1,288,955)      (397,782)             --
Distributions to Class Y
Shareholders:
 From net investment
  income................              --              --        (116,423)      (248,888)             --              --
 In excess of net
  investment income.....              --              --              --             --              --         (84,417)
 From net realized gain
  on investment.........    (101,861,172)    (61,334,551)    (21,833,893)   (19,162,674)             --              --
                           -------------   -------------    ------------   ------------     -----------    ------------
Change in net assets
 from shareholder
 distributions..........    (110,380,757)    (64,180,149)    (24,543,624)   (20,762,083)             --         (89,971)
                           -------------   -------------    ------------   ------------     -----------    ------------
Capital Transactions:
 Proceeds from shares
  issued................      49,151,632      79,661,804      36,558,865     60,203,498       6,518,221       5,848,670
 Dividends reinvested...      99,313,479      56,213,864      18,970,376     15,438,529              --          30,017
 Cost of shares
  redeemed..............     (52,650,673)   (118,131,204)    (25,753,265)   (76,436,728)     (4,485,669)    (11,625,483)
                           -------------   -------------    ------------   ------------     -----------    ------------
Change in net assets
 from share
 transactions...........      95,814,438      17,744,464      29,775,976       (794,701)      2,032,552      (5,746,796)
                           -------------   -------------    ------------   ------------     -----------    ------------
Change in net assets....     103,369,815      19,350,664      34,396,247      2,129,076      10,298,935       2,394,771
Net Assets:
 Beginning of period....     409,703,605     390,352,941     175,748,487    173,619,411      18,644,216      16,249,445
                           -------------   -------------    ------------   ------------     -----------    ------------
 End of period..........   $ 513,073,420   $ 409,703,605    $210,144,734   $175,748,487     $28,943,151    $ 18,644,216
                           =============   =============    ============   ============     ===========    ============
(Distributions in excess
 of net investment
 income)................   $  (1,150,635)  $          --    $    (23,914)  $         --     $  (284,453)   $   (144,757)
                           -------------   -------------    ------------   ------------     -----------    ------------
Share Transactions:
 Issued.................       2,699,470       4,701,265       1,898,480      3,342,327         562,141         754,122
 Reinvested.............       5,777,783       3,615,888         999,625        888,924              --           4,058
 Redeemed...............      (2,831,542)     (6,900,492)     (1,315,004)    (4,190,172)       (354,044)     (1,549,662)
                           -------------   -------------    ------------   ------------     -----------    ------------
Change in Shares........       5,645,711       1,416,661       1,583,101         41,079         208,097        (791,482)
                           =============   =============    ============   ============     ===========    ============

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                      Statements of Changes in Net Assets

                                                                                               Short Intermediate
                                Diversified Fixed                 U.S. Treasury                  U.S. Treasury
                                   Income Fund                   Securities Fund                Securities Fund
                          ------------------------------  ------------------------------ ------------------------------
                            For the Six    For the Year     For the Six    For the Year    For the Six    For the Year
                            Months Ended       Ended        Months Ended       Ended       Months Ended       Ended
                          January 31, 2000 July 31, 1999  January 31, 2000 July 31, 1999 January 31, 2000 July 31, 1999
                          ---------------- -------------  ---------------- ------------- ---------------- -------------
                            (Unaudited)                     (Unaudited)                    (Unaudited)
From Investment
Activities:
Operations:
 Net investment income..    $  6,527,161   $  9,866,907     $   502,826     $ 1,293,504    $   784,203    $  1,390,538
 Net realized gains
  (losses) from
  investment
  transactions..........      (3,802,810)     2,246,080          60,216          27,911        (58,302)        204,739
 Net change in
  unrealized
  depreciation from
  investments...........      (4,697,787)   (11,060,792)       (515,177)       (910,963)      (640,868)       (790,628)
                            ------------   ------------     -----------     -----------    -----------    ------------
Change in net assets
 from operations........      (1,973,436)     1,052,195          47,865         410,452         85,033         804,649
                            ------------   ------------     -----------     -----------    -----------    ------------
Distributions to Class A
Shareholders:
 From net investment
  income................         (56,262)      (114,707)        (40,008)        (62,892)       (12,219)        (32,280)
 In excess of net
  investment income.....              --             --              --          (2,745)            --              --
 From net realized gain
  on investment.........              --        (20,918)             --              --         (1,928)         (3,262)
 In excess of net
  realized gain on
  investment
  transactions..........              --           (552)             --              --             --              --
Distributions to Class B
Shareholders:
 From net investment
  income................         (51,192)       (42,422)             --              --             --              --
 From net realized gain
  on investment.........              --         (3,067)             --              --             --              --
 In excess of net
  realized gain on
  investment
  transactions..........              --         (2,179)             --              --             --              --
Distributions to Class Y
Shareholders:
 From net investment
  income................      (6,419,737)    (9,709,748)       (462,818)     (1,214,297)      (771,985)     (1,358,257)
 In excess of net
  investment income.....              --             --              --         (13,570)            --              --
 From net realized gain
  on investment.........              --     (1,156,463)             --              --       (116,893)       (102,224)
 In excess of net
  realized gain on
  investment
  transactions..........              --       (450,857)             --              --             --              --
                            ------------   ------------     -----------     -----------    -----------    ------------
Change in net assets
 from shareholder
 distributions..........      (6,527,191)   (11,500,913)       (502,826)     (1,293,504)      (903,025)     (1,496,023)
                            ------------   ------------     -----------     -----------    -----------    ------------
Capital Transactions:
 Proceeds from shares
  issued................      76,643,218    106,729,331         637,972       1,384,459      4,668,067      68,454,032
 Dividends reinvested...         227,711      1,600,063         490,583       1,241,124        178,353         200,292
 Cost of shares
  redeemed..............     (26,110,394)   (54,804,327)     (7,034,501)     (3,155,875)    (8,691,286)    (59,533,349)
                            ------------   ------------     -----------     -----------    -----------    ------------
Change in net assets
 from share
 transactions...........      50,760,535     53,525,067      (5,905,946)       (530,292)    (3,844,866)      9,120,975
                            ------------   ------------     -----------     -----------    -----------    ------------
Change in net assets....      42,259,908     43,076,349      (6,360,907)     (1,413,344)    (4,662,858)      8,429,601
Net Assets:
 Beginning of period....     203,718,596    160,642,247      21,854,885      23,268,229     33,926,725      25,497,124
                            ------------   ------------     -----------     -----------    -----------    ------------
 End of period..........    $245,978,504   $203,718,596     $15,493,978     $21,854,885    $29,263,867    $ 33,926,725
                            ============   ============     ===========     ===========    ===========    ============
Undistributed
 (distributions in
 excess of) net
 investment income......    $     (2,458)  $     (2,428)    $   (14,106)    $   (14,106)   $        40    $         41
                            ------------   ------------     -----------     -----------    -----------    ------------
Share Transactions:
 Issued.................       7,394,493      9,706,969          69,955         142,494        497,827       7,100,890
 Reinvested.............          22,145        142,571          53,855         128,813         19,066          20,441
 Redeemed...............      (2,539,300)    (4,964,716)       (767,803)       (328,910)      (925,546)     (6,167,907)
                            ------------   ------------     -----------     -----------    -----------    ------------
Change in Shares........       4,877,338      4,884,824        (643,993)        (57,603)      (408,653)        953,424
                            ============   ============     ===========     ===========    ===========    ============

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                      Statements of Changes in Net Assets

                                                           Tax-Free Short Intermediate              International
                             Tax-Free Securities Fund            Securities Fund                     Stock Fund
                          ------------------------------  ------------------------------  ---------------------------------
                            For the Six    For the Year     For the Six    For the Year     For the Six      For the Year
                            Months Ended       Ended        Months Ended       Ended        Months Ended        Ended
                          January 31, 2000 July 31, 1999  January 31, 2000 July 31, 1999  January 31, 2000 July 31, 1999(a)
                          ---------------- -------------  ---------------- -------------  ---------------- ----------------
                            (Unaudited)                     (Unaudited)                     (Unaudited)
From Investment
 Activities:
Operations:
 Net investment income
  (loss)................    $ 10,524,316   $ 19,869,140     $   867,375    $  1,803,223     $   (565,693)    $     13,174
 Net realized gains
  (losses) on investment
  and foreign currency
  transactions..........        (755,152)     3,256,132         (73,009)        244,995       12,371,777        1,049,027
 Net change in
  unrealized
  appreciation
  (depreciation) from
  investments and
  foreign currency
  transactions..........     (20,116,064)   (13,559,504)       (800,108)       (772,971)      20,815,878        9,746,756
                            ------------   ------------     -----------    ------------     ------------     ------------
Change in net assets
 from operations........     (10,346,900)     9,565,768          (5,742)      1,275,247       32,621,962       10,808,957
                            ------------   ------------     -----------    ------------     ------------     ------------
Distributions to Class A
Shareholders:
 From net investment
  income................        (131,284)      (186,445)        (16,563)        (25,726)              --               --
 From net realized gain
  on investment.........         (25,824)       (37,066)         (4,378)         (4,014)         (91,106)              --
Distributions to Class B
Shareholders:
 From net investment
  income................         (58,686)       (23,437)             --              --               --               --
 From net realized gain
  on investment.........         (15,328)        (4,359)             --              --           (7,777)              --
Distributions to Class Y
Shareholders:
 From net investment
  income................     (10,334,343)   (19,659,258)      (850,862)      (1,777,447)              --               --
 In excess of net
  investment income.....              --             (3)             --              --               --               --
 From net realized gain
  on investment.........      (1,920,393)    (3,625,235)       (219,099)       (217,551)      (3,558,270)              --
                            ------------   ------------     -----------    ------------     ------------     ------------
Change in net assets
 from shareholder
 distributions..........     (12,485,858)   (23,535,803)     (1,090,902)     (2,024,738)      (3,657,153)              --
                            ------------   ------------     -----------    ------------     ------------     ------------
Capital Transactions:
 Proceeds from shares
  issued................      36,690,403     65,647,809       2,757,961      16,829,321       17,169,433       90,175,926
 Dividends reinvested...       2,079,093      3,775,212         244,874         253,126        3,217,535               --
 Cost of shares
  redeemed..............     (26,599,061)   (44,749,973)     (7,149,717)    (20,449,042)     (14,270,340)     (19,365,295)
                            ------------   ------------     -----------    ------------     ------------     ------------
Change in net assets
 from share
 transactions...........      12,170,435     24,673,048      (4,146,882)     (3,366,595)       6,116,628       70,810,631
                            ------------   ------------     -----------    ------------     ------------     ------------
Change in net assets....     (10,662,323)    10,703,013      (5,243,526)     (4,116,086)      35,081,437       81,619,588
Net Assets:
 Beginning of period....     430,572,799    419,869,786      48,546,630      52,662,716       81,619,588               --
                            ------------   ------------     -----------    ------------     ------------     ------------
 End of period..........    $419,910,476   $430,572,799     $43,303,104    $ 48,546,630     $116,701,025     $ 81,619,588
                            ============   ============     ===========    ============     ============     ============
Undistributed
 (distributions in
 excess of) net
 investment income......              --   $         (3)             --    $         50     $ (1,330,276)    $   (764,583)
                            ------------   ------------     -----------    ------------     ------------     ------------
Share Transactions:
 Issued.................       3,591,679      6,052,527         278,598       1,649,904        1,260,867        8,628,110
 Reinvested.............         204,663        344,359          24,837          24,744          212,108               --
 Redeemed...............      (2,605,856)    (4,103,936)       (723,551)     (2,008,506)        (959,578)      (1,817,779)
                            ------------   ------------     -----------    ------------     ------------     ------------
Change in Shares........       1,190,486      2,292,950        (420,116)       (333,858)         513,397        6,810,331
                            ============   ============     ===========    ============     ============     ============

--------
(a)Period from commencement of operations on December 2, 1998.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                      Statements of Changes in Net Assets

                                 Value Fund                      Small Cap Fund                     Balanced Fund
                      --------------------------------- --------------------------------- ---------------------------------
                        For the Six        For the        For the Six        For the        For the Six        For the
                        Months Ended     Period Ended     Months Ended     Period Ended     Months Ended     Period Ended
                      January 31, 2000 July 31, 1999(a) January 31, 2000 July 31, 1999(b) January 31, 2000 July 31, 1999(c)
                      ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                        (Unaudited)                       (Unaudited)                       (Unaudited)
From Investment
 Activities:
Operations:
 Net investment
  income............    $    442,949     $    155,149     $    62,415      $     15,860     $  1,765,708     $    361,822
 Net realized gains
  (losses) from
  investment
  transactions......      17,079,945        3,531,933         688,084         1,219,833        9,293,565         (787,032)
 Net change in
  unrealized
  appreciation
  (depreciation)
  from investments..       6,994,636        2,386,111      (3,402,898)          932,027        7,323,897       (4,066,973)
                        ------------     ------------     -----------      ------------     ------------     ------------
Change in net assets
 from operations....      24,517,530        6,073,193      (2,652,399)        2,167,720       18,383,170       (4,492,183)
                        ------------     ------------     -----------      ------------     ------------     ------------
Distributions to
Class A
Shareholders:
 From net investment
  income............            (605)              --            (127)               --           (1,097)             (63)
 In excess of net
  investment income.              --             (112)             --                (4)              --              (28)
 From net realized
  gain on
  investment........          (5,029)          (6,934)         (4,225)               --             (336)              --
Distributions to
Class B
Shareholders:
 From net investment
  income............              --               --             (32)               --           (2,061)            (105)
 In excess of net
  investment income.              --              (55)             --                (1)              --             (121)
 From net realized
  gain on
  investment........          (7,634)         (15,151)         (4,623)               --           (1,423)              --
 In excess of net
  realized gain on
  investment
  transactions......              --           (2,874)             --                --               --               --
Distributions to
Class Y
Shareholders:
 From net investment
  income............        (506,328)        (156,027)        (67,675)          (15,898)      (1,794,540)        (297,630)
 In excess of net
  investment income.              --          (26,982)             --                --               --               --
 From net realized
  gain on
  investment........      (2,167,521)      (3,172,871)     (1,215,939)               --         (552,979)              --
                        ------------     ------------     -----------      ------------     ------------     ------------
Change in net assets
 from shareholder
 distributions......      (2,687,117)      (3,381,006)     (1,292,621)          (15,903)      (2,352,436)        (297,947)
                        ------------     ------------     -----------      ------------     ------------     ------------
Capital
 Transactions:
 Proceeds from
  shares issued.....     128,158,166       86,349,838      10,378,270        46,913,248        1,423,341          464,446
 Proceeds from
  shares issued in
  conjunction with
  common trust fund
  conversion........              --               --              --                --               --      189,111,744
 Dividends
  reinvested........       1,500,134        1,711,580         577,982                34          557,899              317
 Cost of shares
  redeemed..........     (57,223,062)     (14,639,390)     (4,234,403)      (17,077,870)      (1,417,990)        (337,200)
                        ------------     ------------     -----------      ------------     ------------     ------------
Change in net assets
 from share
 transactions.......      72,435,238       73,422,028       6,721,849        29,835,412          563,250      189,239,307
                        ------------     ------------     -----------      ------------     ------------     ------------
Change in net
 assets.............      94,265,651       76,114,215       2,776,829        31,987,229       16,593,984      184,449,177
Net Assets:
 Beginning of
  period............      76,114,215               --      31,987,229                --      184,449,177               --
                        ------------     ------------     -----------      ------------     ------------     ------------
 End of period......    $170,379,866     $ 76,114,215     $34,764,058      $ 31,987,229     $201,043,161     $184,449,177
                        ============     ============     ===========      ============     ============     ============
Undistributed
 (distributions in
 excess of) net
 investment income..    $    (63,984)              --     $    (1,708)     $      3,711     $     39,651     $     71,641
                        ------------     ------------     -----------      ------------     ------------     ------------
Share Transactions:
 Issued.............      12,476,660        8,571,030       1,055,948         4,784,633          141,691           45,945
 Issued in
  conjunction with
  common trust fund
  conversion........              --               --              --                --               --       18,826,632
 Reinvested.........         149,268          161,323          61,622                 3           52,348               32
 Redeemed...........      (3,248,313)      (1,396,548)       (434,343)       (1,787,381)        (138,707)         (33,386)
                        ------------     ------------     -----------      ------------     ------------     ------------
Change in Shares....       9,377,615        7,335,805         683,227         2,997,255           55,332       18,839,223
                        ============     ============     ===========      ============     ============     ============

--------
(a)Period from commencement of operations on December 3, 1998.
(b)Period from commencement of operations on December 3, 1998.
(c)Period from commencement of operations on June 21, 1999.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
Growth Stock Fund

                       Schedule of Portfolio Investments
                          January 31, 2000 (Unaudited)

   Shares                    Security Description                   Market Value
 ---------- -----------------------------------------------------   ------------

 Common Stocks (94.0%)
 Airlines (0.7%)
    137,170 SkyWest, Inc.........................................   $  3,823,614
                                                                    ------------
 Beverages (3.5%)
    186,700 Coca-Cola Co.........................................     10,723,581
    205,444 PepsiCo, Inc.........................................      7,010,777
                                                                    ------------
                                                                      17,734,358
                                                                    ------------
 Business Equipment & Services (1.2%)
    139,155 Paychex, Inc.........................................      6,131,517
                                                                    ------------
 Commercial Services (0.9%)
    219,860 Sothebys Holdings, Inc., Class A.....................      4,507,130
                                                                    ------------
 Computers & Peripherals (16.4%)
    210,652 Cisco Systems, Inc. (b)..............................     23,066,393
     73,560 EMC Corp. (b)........................................      7,834,140
     70,030 Gateway, Inc. (b)....................................      4,284,961
     65,300 Network Appliance, Inc. (b)..........................      6,554,488
     63,060 Safeguard Scientifics, Inc. (b)......................      8,954,520
    225,982 Sun Microsystems, Inc. (b)...........................     17,753,710
     13,990 VeriSign, Inc. (b)...................................      2,241,898
     90,550 Veritas Software Corp. (b)...........................     13,208,981
                                                                    ------------
                                                                      83,899,091
                                                                    ------------
 Consumer Durable (1.1%)
     78,440 Harley-Davidson, Inc.................................      5,505,508
                                                                    ------------
 Consumer Goods & Services (3.1%)
    159,500 Procter & Gamble Co..................................     16,089,563
                                                                    ------------
 Cosmetics/Personal Care (1.0%)
    138,260 Gillette Co..........................................      5,202,033
                                                                    ------------
 Electrical Equipment (5.4%)
    148,181 General Electric Co..................................     19,763,641
     40,000 JDS Uniphase Corp. (b)...............................      8,157,500
                                                                    ------------
                                                                      27,921,141
                                                                    ------------
 Electronic Components/Instruments (1.9%)
     91,570 Texas Instruments, Inc...............................      9,878,114
                                                                    ------------
 Entertainment (1.7%)
    108,540 Time Warner, Inc.....................................      8,676,416
                                                                    ------------
 Environmental Services (0.7%)
    291,730 Republic Services, Inc., Class A (b).................      3,427,828
                                                                    ------------
 Financial Services (4.1%)
    172,980 Citigroup, Inc.......................................      9,935,539
    125,980 Morgan Stanley Dean Witter & Co......................      8,346,175
     68,730 T. Rowe Price Associates, Inc........................      2,671,879
                                                                    ------------
                                                                      20,953,593
                                                                    ------------
 Leisure - Recreation, Gaming (0.9%)
    100,930 Carnival Corp........................................      4,548,158
                                                                    ------------
 Medical-Biotechnology (0.8%)
    181,340 Biomatrix, Inc. (b)..................................      4,023,481
                                                                    ------------

   Shares                    Security Description                   Market Value
 ---------- -----------------------------------------------------   ------------

 Common Stocks, continued
 Multi-Industry (1.0%)
     33,420 Corning, Inc.........................................   $  5,155,035
                                                                    ------------
 Oil & Gas--Exploration & Production Services (2.9%)
    149,930 Coastal Corp.........................................      5,528,669
    149,700 Schlumberger Ltd.....................................      9,141,056
                                                                    ------------
                                                                      14,669,725
                                                                    ------------
 Pharmaceuticals (12.4%)
     65,920 Biogen, Inc. (b).....................................      5,685,600
     67,180 Bristol Myers Squibb Co..............................      4,433,880
     50,530 Johnson & Johnson, Inc...............................      4,348,738
     69,712 Lilly (Eli) & Co.....................................      4,661,990
     52,950 Medimmune, Inc. (b)..................................      7,730,700
    130,350 Merck & Co., Inc.....................................     10,273,209
     30,310 Millennium Pharmaceuticals (b).......................      5,681,231
    186,030 Schering-Plough Corp.................................      8,185,320
    135,130 Warner-Lambert Co....................................     12,828,904
                                                                    ------------
                                                                      63,829,572
                                                                    ------------
 Restaurants (0.7%)
    169,410 Jack in the Box, Inc. (b)............................      3,483,493
                                                                    ------------
 Retail (6.8%)
    169,610 Bed Bath & Beyond, Inc...............................      4,611,272
    220,622 Dollar General Corp..................................      4,688,218
    123,697 Gap, Inc.............................................      5,527,710
    245,240 Wal-Mart Stores, Inc.................................     13,426,889
    235,170 Walgreen Co..........................................      6,496,571
                                                                    ------------
                                                                      34,750,660
                                                                    ------------
 Retail-Food Chain (0.8%)
    104,580 Safeway, Inc. (b)....................................      3,993,649
                                                                    ------------
 Retail-General Merchandise (3.3%)
    215,940 Costco Companies, Inc................................     10,567,563
    113,625 Home Depot, Inc......................................      6,434,016
                                                                    ------------
                                                                      17,001,579
                                                                    ------------
 Semiconductors (6.9%)
    134,920 Applied Materials, Inc. (b)..........................     18,517,770
     56,410 PMC-Sierra, Inc. (b).................................     10,182,005
    159,150 Vitesse Semiconductor Corp. (b)......................      6,923,025
                                                                    ------------
                                                                      35,622,800
                                                                    ------------
 Software & Computer Services (9.6%)
     97,880 Adobe Systems, Inc...................................      5,389,518
     29,090 Citrix Systems, Inc. (b).............................      3,992,603
     55,660 CMGI, Inc. (b).......................................      6,265,229
     66,840 Macromedia, Inc. (b).................................      4,574,363
    114,546 Microsoft Corp. (b)..................................     11,211,189
    149,340 Oracle Corp. (b).....................................      7,459,999
    110,420 Siebel Systems, Inc. (b).............................     10,124,133
                                                                    ------------
                                                                      49,017,034
                                                                    ------------

                                   Continued

PACIFIC CAPITAL FUNDS
Growth Stock Fund

                  Schedule of Portfolio Investments, Continued
                          January 31, 2000 (Unaudited)

   Shares                    Security Description                   Market Value
 ---------- -----------------------------------------------------   ------------

 Common Stocks, continued
 Telecommunications (1.7%)
    156,320 Copper Mountain Networks, Inc. (b)...................   $  8,636,680
      9,238 Pac-West Telecomm, Inc. (b)..........................        232,105
                                                                    ------------
                                                                       8,868,785
                                                                    ------------
 Telecommunications-Services and Equipment (3.9%)
     62,940 Nokia Corp., ADR.....................................     11,518,020
     91,090 Nortel Networks Corp.................................      8,710,481
                                                                    ------------
                                                                      20,228,501
                                                                    ------------
 Transportation (0.6%)
     43,055 Kansas City Southern Industries, Inc.................      2,978,868
                                                                    ------------
  Total Common Stocks (Cost $338,280,598)                            481,921,246
                                                                    ------------

   Shares                   Security Description                   Market Value
 ---------- ----------------------------------------------------   ------------

 Investment Companies (7.0%)
 11,022,666 Bank One Treasury Money Market Fund (I Shares)......   $ 11,022,666
 25,142,123 The One Group Prime Money Market Fund (I Shares)....     25,142,123
                                                                   ------------
  Total Investment Companies (Cost $36,164,789)                      36,164,789
                                                                   ------------
  Total Investments (Cost $374,445,387)
   (a)--101.0%                                                      518,086,035
  Liabilities in excess of other assets--(1.0)%                      (5,012,615)
                                                                   ------------
  Total Net Assets--100.0%                                         $513,073,420
                                                                   ============

--------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized
    appreciation.......... $158,802,003
   Unrealized
    depreciation..........  (15,161,355)
                           ------------
   Net unrealized
    appreciation.......... $143,640,648
                           ============

(b) Represents non-income producing security.
ADR--American Depositary Receipts
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
Growth and Income Fund

                       Schedule of Portfolio Investments
                          January 31, 2000 (Unaudited)

                                  Security                             Market
  Shares                         Description                           Value
 --------- ------------------------------------------------------   ------------
 Common Stocks (94.9%)
 Airlines (0.4%)
    53,380 Southwest Airlines Co.................................   $    850,744
                                                                    ------------
 Automotive (1.0%)
    40,420 Ford Motor Co.........................................      2,010,895
                                                                    ------------
 Banks (2.4%)
    31,109 Bank of America Corp..................................      1,506,842
    42,890 Chase Manhattan Corp..................................      3,449,965
                                                                    ------------
                                                                       4,956,807
                                                                    ------------
 Beverages (1.6%)
    14,820 Anheuser Busch Cos., Inc..............................      1,000,350
    68,475 PepsiCo, Inc..........................................      2,336,709
                                                                    ------------
                                                                       3,337,059
                                                                    ------------
 Business Equipment & Services (3.7%)
    93,490 Deluxe Corp...........................................      2,500,858
    71,250 Paychex, Inc..........................................      3,139,453
    44,520 Pitney Bowes, Inc.....................................      2,181,480
                                                                    ------------
                                                                       7,821,791
                                                                    ------------
 Computers & Peripherals (12.1%)
    93,450 Cisco Systems, Inc. (b)...............................     10,232,774
    25,370 Dell Computer Corp. (b)...............................        978,331
    68,190 EMC Corp. (b).........................................      7,262,235
    64,790 Sun Microsystems, Inc. (b)............................      5,090,064
    26,540 Symbol Technologies, Inc..............................      1,584,106
                                                                    ------------
                                                                      25,147,510
                                                                    ------------
 Consumer Goods & Services (1.6%)
    20,080 Clorox Co.............................................        958,820
    22,870 Procter & Gamble Co...................................      2,307,011
                                                                    ------------
                                                                       3,265,831
                                                                    ------------
 Diversified Operations (1.2%)
    60,280 Tyco International Ltd................................      2,576,970
                                                                    ------------
 Electrical Equipment (3.6%)
    25,250 General Electric Co...................................      3,367,718
    17,440 KLA-Tencor Corp. (b)..................................      1,022,420
    44,900 Solectron Corp. (b)...................................      3,260,863
                                                                    ------------
                                                                       7,651,001
                                                                    ------------
 Electronic Components/Instruments (6.1%)
    70,310 American Power Conversion Corp. (b)...................      1,940,117
     7,650 Motorola, Inc.........................................      1,046,138
    26,210 Sanmina Corp. (b).....................................      2,784,813
    52,040 Texas Instruments, Inc................................      5,613,814
    20,070 Waters Corp. (b)......................................      1,482,671
                                                                    ------------
                                                                      12,867,553
                                                                    ------------

                                  Security                             Market
  Shares                         Description                           Value
 --------- ------------------------------------------------------   ------------
 Common Stocks, continued
 Entertainment (0.4%)
    11,650 Time Warner, Inc......................................   $    931,272
                                                                    ------------
 Financial Services (8.3%)
    70,505 Alliance Capital Management Holding L.P...............      2,652,751
    67,280 Capital One Financial Corp............................      2,758,480
    59,850 Charles Schwab Corp...................................      2,158,341
    37,810 Freddie Mac...........................................      1,897,589
    59,270 Kansas City Southern Industries, Inc..................      4,100,743
    59,680 Morgan Stanley Dean Witter & Co.......................      3,953,800
                                                                    ------------
                                                                      17,521,704
                                                                    ------------
 Health Care (0.4%)
    36,140 McKesson HBOC, Inc....................................        743,129
                                                                    ------------
 Insurance (2.4%)
    21,700 American International Group, Inc.....................      2,259,513
    29,920 Marsh & McLennan Cos., Inc............................      2,812,480
                                                                    ------------
                                                                       5,071,993
                                                                    ------------
 Leisure--Recreation, Gaming (1.0%)
    46,610 Carnival Corp.........................................      2,100,363
                                                                    ------------
 Manufacturing (0.4%)
    15,170 Illinois Tool Works, Inc..............................        887,445
                                                                    ------------
 Medical Supplies (0.5%)
    17,920 Baxter International, Inc.............................      1,144,640
                                                                    ------------
 Medical--Biotechnology (2.9%)
    48,310 Amgen, Inc. (b).......................................      3,076,743
    20,790 PE Biosystems Group...................................      3,113,303
                                                                    ------------
                                                                       6,190,046
                                                                    ------------
 Multi-Industry (2.5%)
    34,540 Corning, Inc..........................................      5,327,795
                                                                    ------------
 Oil & Gas--Exploration & Production Services (4.0%)
    13,170 Atlantic Richfield Co.................................      1,014,090
    35,980 Exxon Mobil Corp......................................      3,004,329
    18,840 Schlumberger Ltd......................................      1,150,418
    53,970 Ultramar Diamond Shamrock Corp........................      1,180,594
    51,410 Williams Cos., Inc....................................      1,992,138
                                                                    ------------
                                                                       8,341,569
                                                                    ------------
 Pharmaceuticals (6.5%)
    13,080 Biogen, Inc. (b)......................................      1,128,150
   100,010 Elan Corp., PLC, ADR (b)..............................      3,006,551
    39,360 Lilly (Eli) & Co......................................      2,632,200
    25,710 Merck & Co., Inc......................................      2,026,269
    65,550 Schering-Plough Corp..................................      2,884,200
    21,195 Warner-Lambert Co.....................................      2,012,200
                                                                    ------------
                                                                      13,689,570
                                                                    ------------

                                   Continued

PACIFIC CAPITAL FUNDS
Growth and Income Fund

                  Schedule of Portfolio Investments, Continued
                          January 31, 2000 (Unaudited)

                                  Security                             Market
  Shares                         Description                           Value
 --------- ------------------------------------------------------   ------------
 Common Stocks, continued
 Publishing (1.3%)
    47,300 McGraw-Hill Cos., Inc.................................   $  2,651,756
                                                                    ------------
 Real Estate (1.3%)
    50,000 Franchise Finance Corp. of America....................      1,200,000
    90,000 Healthcare Realty Trust, Inc..........................      1,608,750
                                                                    ------------
                                                                       2,808,750
                                                                    ------------
 Restaurants (0.8%)
    51,448 Starbucks Corp. (b)...................................      1,646,336
                                                                    ------------
 Retail (6.5%)
    87,330 Gap, Inc..............................................      3,902,559
    20,330 Kohl's Corp. (b)......................................      1,425,641
    55,720 Lowe's Cos., Inc......................................      2,486,505
    23,900 Tiffany & Co..........................................      1,768,600
    75,430 Wal-Mart Stores, Inc..................................      4,129,792
                                                                    ------------
                                                                      13,713,097
                                                                    ------------
 Retail--Food Chain (0.4%)
    20,190 Safeway, Inc. (b).....................................        771,006
                                                                    ------------
 Retail--General Merchandise (1.6%)
    30,140 Circuit City Stores, Inc..............................      1,160,390
    46,480 Costco Companies, Inc.................................      2,274,615
                                                                    ------------
                                                                       3,435,005
                                                                    ------------
 Savings & Loans (0.6%)
    47,793 Washington Mutual, Inc................................      1,212,747
                                                                    ------------
 Semiconductors (4.4%)
    34,490 Applied Materials, Inc. (b)...........................      4,733,753
    18,140 Intel Corp............................................      1,794,726
    27,660 Teradyne, Inc. (b)....................................      1,790,985
    22,180 Xilinx, Inc. (b)......................................      1,014,735
                                                                    ------------
                                                                       9,334,199
                                                                    ------------

                                  Security                            Market
  Shares                        Description                           Value
 --------- -----------------------------------------------------   ------------
 Common Stocks, continued
 Software & Computer Services (4.3%)
    24,450 America Online, Inc. (b).............................   $  1,392,122
    39,550 BMC Software, Inc. (b)...............................      1,497,956
   117,970 Compuware Corp. (b)..................................      2,499,489
    38,010 Microsoft Corp. (b)..................................      3,720,229
                                                                   ------------
                                                                      9,109,796
                                                                   ------------
 Telecommunications--Services and Equipment (4.7%)
    62,060 Nortel Networks Corp.................................      5,934,488
    14,720 Sprint Corp..........................................        952,200
    53,500 Tellabs, Inc.........................................      2,889,000
                                                                   ------------
                                                                      9,775,688
                                                                   ------------
 Utilities--Telecommunications (6.0%)
    62,230 ALLTEL Corp..........................................      4,153,852
    46,445 AT&T Corp............................................      2,449,974
    46,225 CenturyTel, Inc......................................      1,768,106
    16,800 GTE Corp.............................................      1,231,650
    65,250 MCI Worldcom, Inc. (b)...............................      2,997,422
                                                                   ------------
                                                                     12,601,004
                                                                   ------------
  Total Common Stocks (Cost $144,952,585)                           199,495,071
                                                                   ------------
 Depositary Receipts (0.9%)
    13,000 S&P 500 Depositary Receipt...........................      1,812,688
                                                                   ------------
  Total Depositary Receipts (Cost $1,842,084)                         1,812,688
                                                                   ------------
 Investment Companies (4.4%)
 9,207,871 The One Group Prime Money Market Fund (I Shares).....      9,207,871
                                                                   ------------
  Total Investment Companies (Cost $9,207,871)                        9,207,871
                                                                   ------------
  Total Investments (Cost $156,002,540)
   (a)--100.2%                                                      210,515,630
  Liabilities in excess of other assets--(0.2)%                        (370,896)
                                                                   ------------
  Total Net Assets--100.0%                                         $210,144,734
                                                                   ============

--------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.  $60,721,185
   Unrealized depreciation.   (6,208,095)
                             -----------
   Net unrealized
   appreciation............  $54,513,090
                             ===========

(b)  Non-income producing security.
ADR--American Depositary Receipt
PLC--Public Limited Company
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
New Asia Growth Fund

                       Schedule of Portfolio Investments
                          January 31, 2000 (Unaudited)

                                  Security                             Market
 Shares                         Description                             Value
 ------- ---------------------------------------------------------   -----------
 Common Stocks (94.5%)
 Hong Kong (29.7%)
 Banks (3.4%)
  84,000 HSBC Holdings PLC........................................   $   995,976
                                                                     -----------
 Computer Software (2.4%)
 236,000 Legend Holdings Ltd......................................       697,659
                                                                     -----------
 Diversified--Conglomerates, Holding Companies (4.2%)
  85,000 Hutchison Whampoa Ltd....................................     1,223,602
                                                                     -----------
 Financial Services (1.0%)
  82,000 DAH Sing Financial Group.................................       290,888
                                                                     -----------
 Publishing (1.4%)
 456,000 South China Morning Post.................................       398,545
                                                                     -----------
 Real Estate (5.3%)
  42,000 Cheung Kong Holdings Ltd.................................       530,378
 108,000 Sun Hung Kai Properties Ltd..............................     1,002,917
                                                                     -----------
                                                                       1,533,295
                                                                     -----------
 Retail (1.3%)
 330,000 Giordano International Ltd...............................       373,250
                                                                     -----------
 Telecommunications (5.9%)
  38,000 Asia Satellite Telecommunications Holdings Ltd...........       141,640
 632,000 CCT Telecom Holdings Ltd. (b)............................       331,015
 200,000 China Telecom Ltd. (b)...................................     1,236,456
   1,000 SmarTone Telecommunications Holdings Ltd.................         3,618
                                                                     -----------
                                                                       1,712,729
                                                                     -----------
 Television (2.3%)
  92,000 Television Broadcasts Ltd................................       674,009
                                                                     -----------
 Textile/Apparel (2.5%)
 224,000 Li & Fung Ltd............................................       719,766
   1,000 Yue Yuen Industrial Holdings Ltd.........................         2,056
                                                                     -----------
                                                                         721,822
                                                                     -----------
                                                                       8,621,775
                                                                     -----------
 Malaysia (3.0%)
 Leisure--Recreation, Gaming (2.0%)
 160,000 Resorts World Berhad.....................................       555,800
                                                                     -----------
 Publishing (1.0%)
  98,000 New Straits Times Press Berhad (b).......................       299,164
                                                                     -----------
                                                                         854,964
                                                                     -----------
 Singapore (14.5%)
 Airlines (0.7%)
  18,000 Singapore Airlines Ltd...................................       188,439
                                                                     -----------
 Computer Software (0.3%)
 101,000 CSE Systems & Engineering Ltd. (b).......................        93,261
                                                                     -----------

                                  Security                             Market
 Shares                         Description                             Value
 ------- ---------------------------------------------------------   -----------
 Common Stocks, continued
 Electrical & Electronic (4.2%)
 165,000 JIT Holdings Ltd.........................................   $   450,276
  55,000 Venture Manufacturing Ltd................................       743,991
                                                                     -----------
                                                                       1,194,267
                                                                     -----------
 Manufacturing--Consumer Goods (2.2%)
 367,000 Omni Industries Ltd......................................       638,903
                                                                     -----------
 Publishing (0.8%)
  12,000 Singapore Press Holdings Ltd.............................       235,725
                                                                     -----------
 Semiconductors (3.5%)
  35,000 Chartered Semiconductor Manufacturing Ltd. (b)...........       296,420
   7,000 Chartered Semiconductor Manufacturing Ltd., ADR (b)......       574,874
  32,000 ST Assembly Test Services Ltd. (b).......................       147,740
                                                                     -----------
                                                                       1,019,034
                                                                     -----------
 Telecommunication Equipment (2.2%)
  70,000 Datacraft Asia Ltd.......................................       640,500
                                                                     -----------
 Transportation (0.6%)
 188,000 Neptune Orient Lines Ltd. (b)............................       187,968
                                                                     -----------
                                                                       4,198,097
                                                                     -----------
 South Korea (21.4%)
 Banks (2.1%)
  33,123 Kookmin Bank (b).........................................       595,554
                                                                     -----------
 Electrical & Electronic (7.5%)
  21,400 Hyundai Electronics Industries Co. (b)...................       502,873
  17,000 LG Electronics (b).......................................       538,690
   4,500 Samsung Electronics......................................     1,117,524
                                                                     -----------
                                                                       2,159,087
                                                                     -----------
 Electricity--Generation (1.2%)
  23,800 Korea Electric Power Corp., ADR..........................       358,488
                                                                     -----------
 Food Products--Distribution (1.5%)
   5,800 Cheil Jedang Corp. (b)...................................       435,723
                                                                     -----------
 Telecommunications (9.1%)
   9,700 Korea Telecom Corp. (b)..................................     1,087,884
   4,700 LG Information & Communication Ltd. (b)..................       585,688
     290 SK Telecom Co. Ltd. (b)..................................       975,731
                                                                     -----------
                                                                       2,649,303
                                                                     -----------
                                                                       6,198,155
                                                                     -----------
 Taiwan (23.1%)
 Computers & Peripherals (3.0%)
  50,000 Asustek Computer, Inc....................................       617,354
  40,000 Systex Corp. (b).........................................       258,018
                                                                     -----------
                                                                         875,372
                                                                     -----------

                                   Continued

PACIFIC CAPITAL FUNDS
New Asia Growth Fund

                  Schedule of Portfolio Investments, Continued
                          January 31, 2000 (Unaudited)

                                  Security                             Market
 Shares                         Description                             Value
 ------- ---------------------------------------------------------   -----------
 Common Stocks, continued
 Electrical & Electronic (6.2%)
  70,000 Ambit Microsystems Corp..................................   $   649,931
  74,000 Hon Hai Precision Industry (b)...........................       600,283
 218,000 Siliconware Precision Industries Co. (b).................       546,855
                                                                     -----------
                                                                       1,797,069
                                                                     -----------
 Semiconductors (11.8%)
  80,000 Compeq Manufacturing Co. Ltd. (b)........................       508,217
 190,300 Taiwan Semiconductor Manufacturing Co. Ltd. (b)..........     1,258,518
 276,000 United Microelectronics Corp. (b)........................     1,101,463
 360,000 Vanguard International Semiconductor Corp. (b)...........       540,665
                                                                     -----------
                                                                       3,408,863
                                                                     -----------
 Textile/Apparel (2.1%)
 258,940 Far Eastern Textile Co. Ltd..............................       607,374
                                                                     -----------
                                                                       6,688,678
                                                                     -----------
 Thailand (2.8%)
 Entertainment--Television (1.8%)
  59,000 BEC World Public Co. Ltd.................................       500,803
                                                                     -----------

                                  Security                             Market
 Shares                         Description                             Value
 ------- ---------------------------------------------------------   -----------
 Common Stocks, continued
 Telecommunications (1.0%)
  21,300 Advanced Information Service Public Co. Ltd. (b).........   $   301,330
                                                                     -----------
                                                                         802,133
                                                                     -----------
  Total Common Stocks (Cost $18,362,378)                              27,363,802
                                                                     -----------
 Preferred Stock (1.5%)
 Thailand (1.5%)
 Financial Services (1.5%)
 385,100 Siam Commercial Bank Public Co. Ltd. (b).................       439,437
                                                                     -----------
  Total Preferred Stock (Cost $408,565)                                  439,437
                                                                     -----------
 Cash Sweep (3.1%)
 United States (3.1%)
 887,533 Union Bank of California Money Market Fund...............       887,533
                                                                     -----------
  Total Cash Sweep (Cost $887,533)                                       887,533
                                                                     -----------
  Total Investments (Cost $19,658,476)
   (a)--99.1%                                                         28,690,772
  Other assets in excess of liabilities--0.9%                            252,379
                                                                     -----------
  Total Net Assets--100.0%                                           $28,943,151
                                                                     ===========

--------
Forward Currency Contracts:

                                                                    Unrealized
                                     Delivery Contract   Market    Appreciation
   Currency                            Date    Value     Value    (Depreciation)
   --------                          -------- --------  --------  --------------
   Short Contracts:
   Hong Kong Dollar.................  2/1/00  $(47,177) $(47,181)      $(4)
                                              --------  --------       ---
   Total Short Contracts............          $(47,177) $(47,181)      $(4)
                                              ========  ========       ===

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation... $9,402,513
   Unrealized depreciation...   (370,217)
                              ----------
   Net unrealized
   appreciation.............. $9,032,296
                              ==========

(b)  Non-income producing securities.
ADR--American Depositary Receipt
PLC--Public Limited Company
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
Diversified Fixed Income Fund

                       Schedule of Portfolio Investments
                          January 31, 2000 (Unaudited)

   Shares
     or
 Principal                         Security                            Market
   Amount                        Description                           Value
 ---------- -----------------------------------------------------   ------------
 Corporate Bonds (52.3%)
 Automotive (2.0%)
  5,000,000 Ford Motor Co., 7.25%, 10/1/08.......................   $  4,800,000
                                                                    ------------
 Banking (3.4%)
  1,050,000 Interamerica Development Bank, 8.50%, 3/15/11........      1,132,688
  2,000,000 Interamerica Development Bank, 6.80%, 10/15/25.......      1,862,500
  5,000,000 JPM Capital Corp., 7.54%, 1/15/27....................      4,425,000
  1,000,000 Wachovia Corp., 6.38%, 2/1/09........................        913,750
                                                                    ------------
                                                                       8,333,938
                                                                    ------------
 Banking--Foreign (4.0%)
  5,000,000 Abbey National PLC, 6.69%, 10/17/05..................      4,781,249
    250,000 Bayerische Landesbank-NY, 5.75%, 2/28/01.............        246,875
  2,250,000 Bayerische Landesbank-NY, 5.88%, 12/1/08.............      2,002,500
  3,000,000 Swiss Bank Corp.-NY, 6.75%, 7/15/05..................      2,883,750
                                                                    ------------
                                                                       9,914,374
                                                                    ------------
 Brokerage Services (1.3%)
    825,000 Merrill Lynch & Co., Inc., 7.15%, 7/30/12............        772,406
  2,500,000 Salomon, Inc., 6.70%, 7/5/00.........................      2,503,550
                                                                    ------------
                                                                       3,275,956
                                                                    ------------
 Chemicals (1.9%)
  5,000,000 E.I. du Pont de Nemours & Co., 6.88%, 10/15/09.......      4,775,000
                                                                    ------------
 Electric Utility (3.7%)
  5,000,000 Natural Rural Utilities, 5.75%, 11/1/08..............      4,425,000
  5,000,000 WPS Resources Corp., 7.00%, 11/1/09..................      4,737,500
                                                                    ------------
                                                                       9,162,500
                                                                    ------------
 Electrical Equipment (2.0%)
  5,550,000 Emerson Electric Co., 5.85%, 3/15/09.................      4,932,563
                                                                    ------------
 Finance (2.2%)
  1,125,000 Ford Motor Credit Co., 7.57%, 5/16/05................      1,109,531
  5,000,000 Toyota Motor Credit Co., 5.50%, 12/15/08.............      4,300,000
                                                                    ------------
                                                                       5,409,531
                                                                    ------------
 Financial Services (10.0%)
  5,000,000 Associates Corp. N.A., 5.50%, 2/15/04................      4,643,750

   Shares
     or
 Principal                         Security                            Market
   Amount                        Description                           Value
 ---------- -----------------------------------------------------   ------------
 Corporate Bonds, continued
 Financial Services, continued
    500,000 Associates Corp. N.A., 7.75%, 2/15/05................   $    501,875
  3,500,000 Citigroup, Inc., 5.80%, 3/15/04......................      3,303,125
  1,000,000 General Electric Capital Corp., 8.09%, 4/1/04........      1,026,250
  5,000,000 General Electric Capital Corp., 7.88%, 12/1/06.......      5,118,749
  4,490,000 General Electric Capital Corp., 8.63%, 6/15/08.......      4,804,300
  5,000,000 Goldman Sachs Group, Inc., 7.80%, 1/28/10............      4,968,750
    400,000 Pitney Bowes Credit Corp., 6.80%, 10/1/01............        398,500
                                                                    ------------
                                                                      24,765,299
                                                                    ------------
 Food Processing & Packaging (0.8%)
  2,000,000 Sysco Corp., 7.25%, 4/15/07..........................      1,957,500
                                                                    ------------
 Health Care (3.5%)
  8,000,000 Johnson & Johnson, 8.72%, 11/1/24....................      8,540,000
                                                                    ------------
 Household Products (3.6%)
  3,000,000 Colgate-Palmolive Co., 6.58%, 11/5/02................      2,943,750
  6,000,000 Procter & Gamble Co., 6.60%, 12/15/04................      5,842,500
                                                                    ------------
                                                                       8,786,250
                                                                    ------------
 Insurance (0.4%)
    125,000 MBIA, Inc., 8.20%, 10/1/22...........................        125,469
  1,000,000 St. Paul Cos., Inc., 7.29%, 8/28/07..................        958,750
                                                                    ------------
                                                                       1,084,219
                                                                    ------------
 Medical Supplies (1.9%)
  5,000,000 Becton, Dickinson & Co., 7.15%, 10/1/09..............      4,750,000
                                                                    ------------
 Oil & Gas--Exploration & Production Services (2.5%)
  3,095,000 Amoco Canada, 7.25%, 12/01/02........................      3,095,000
  1,450,000 Amoco Canada, 7.95%, 10/1/22.........................      1,426,438
  1,100,000 Shell Oil Co., 6.70%, 8/15/02........................      1,087,625
    475,000 Societe Nationale Elf Aquitaine, 8.00%, 10/15/01.....        481,531
                                                                    ------------
                                                                       6,090,594
                                                                    ------------
 Publishing (1.2%)
  3,280,000 Washington Post Co., 5.50%, 2/15/09..................      2,845,400
                                                                    ------------
 Restaurants (2.5%)
  2,400,000 McDonald's Corp., 6.50%, 8/1/07......................      2,277,000
  4,195,000 McDonald's Corp., 5.95%, 1/15/08.....................      3,822,694
                                                                    ------------
                                                                       6,099,694
                                                                    ------------

                                   Continued

PACIFIC CAPITAL FUNDS
Diversified Fixed Income Fund

                  Schedule of Portfolio Investments, Continued
                          January 31, 2000 (Unaudited)

   Shares
     or
 Principal                        Security                            Market
   Amount                        Description                          Value
 ---------- ----------------------------------------------------   ------------
 Corporate Bonds, continued
 Retail (2.6%)
  2,000,000 Wal-Mart Stores, Inc., 6.15%, 8/10/01...............   $  1,975,000
  1,900,000 Wal-Mart Stores, Inc., 8.00%, 9/15/06...............      1,947,500
  2,500,000 Wal-Mart Stores, Inc., 7.25%, 6/01/13...............      2,434,375
                                                                   ------------
                                                                      6,356,875
                                                                   ------------
 Supranational Agency (2.4%)
  3,000,000 Asian Development Bank, 6.50%, 9/21/02..............      2,951,250
  3,000,000 Asian Development Bank, 6.13%, 3/9/04...............      2,883,750
                                                                   ------------
                                                                      5,835,000
                                                                   ------------
 Telecommunications (0.4%)
  1,000,000 AT&T Corp., 6.50%, 9/15/02..........................        983,750
                                                                   ------------
  Total Corporate Bonds (Cost $135,384,885)                         128,698,443
                                                                   ------------
 Private Placement (2.0%)
 Financial Services (0.8%)
  2,000,000 USAA Capital Corp., 7.05%, 11/8/06 (b), acquisition
             date 11/3/99.......................................      1,932,500
                                                                   ------------
 Machinery--Farm (1.2%)
  3,000,000 New Holland Equipment Receivables Trust, 6.80%,
             12/15/07 (b), acquisition date 11/4/99.............      2,938,455
                                                                   ------------
  Total Private Placement (Cost $4,999,236)                           4,870,955
                                                                   ------------
 U.S. Government Agencies (14.3%)
 Federal Home Loan Bank (2.1%)
    550,000 5.58%, 2/23/01......................................        543,653
  5,000,000 5.95%, 6/13/05......................................      4,734,000
                                                                   ------------
                                                                      5,277,653
                                                                   ------------
 Federal Home Loan Mortgage Corp. (2.9%)
  5,000,000 7.02%, 11/10/03.....................................      4,893,750
  2,000,000 7.50%, 1/12/05......................................      1,980,000
    325,000 6.75%, 5/30/06......................................        315,861
                                                                   ------------
                                                                      7,189,611
                                                                   ------------

   Shares
     or
 Principal                         Security                            Market
   Amount                        Description                           Value
 ---------- -----------------------------------------------------   ------------
 U.S. Government Agencies, continued
 Federal National Mortgage Association (6.1%)
  5,000,000 7.00%, 12/27/02......................................   $  4,963,400
  3,000,000 6.50%, 8/15/04.......................................      2,920,890
  2,100,000 7.69%, 9/13/06.......................................      2,062,557
  1,300,000 6.76%, 7/16/07.......................................      1,221,246
  3,100,000 6.40%, 5/14/09.......................................      2,863,625
  1,000,000 6.88%, 9/10/12.......................................        938,390
                                                                    ------------
                                                                      14,970,108
                                                                    ------------
 Finance (3.2%)
  5,000,000 Private Export Funding, 6.49%, 7/15/07...............      4,806,250
  3,100,000 Private Export Funding, 6.67%, 9/15/09...............      2,983,750
                                                                    ------------
                                                                       7,790,000
                                                                    ------------
  Total U.S. Government Agencies (Cost $36,603,238)                   35,227,372
                                                                    ------------
 U.S. Treasury Bonds (12.5%)
 18,000,000 7.25%, 5/15/16.......................................     18,914,760
 12,500,000 6.25%, 8/15/23.......................................     11,923,125
                                                                    ------------
  Total U.S. Treasury Bonds (Cost $31,994,970)                        30,837,885
                                                                    ------------
 U.S. Treasury Notes (15.4%)
 11,150,000 5.50%, 12/31/00......................................     11,068,494
  6,000,000 5.88%, 11/30/01......................................      5,922,540
  7,000,000 7.25%, 8/15/04.......................................      7,134,540
  9,000,000 6.62%, 5/15/07.......................................      8,934,840
  5,000,000 6.00%, 8/15/09.......................................      4,766,150
                                                                    ------------
  Total U.S. Treasury Notes (Cost $38,489,393)                        37,826,564
                                                                    ------------
 Investment Company (1.9%)
  4,576,444 The One Group Prime Money Market Fund (I Shares).....      4,576,444
                                                                    ------------
  Total Investment Company (Cost $4,576,444)                           4,576,444
                                                                    ------------
  Total Investments (Cost $252,048,166) (a)--98.4%                   242,037,663
  Other assets in excess of liabilities--1.6%                          3,940,841
                                                                    ------------
  Total Net Assets--100.0%                                          $245,978,504
                                                                    ============

--------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

   Unrealized
   appreciation........... $    200,437
   Unrealized
   depreciation...........  (10,210,940)
                           ------------
   Net unrealized
   depreciation........... $(10,010,503)
                           ============

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
PLC--Public Liability Company
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
U.S. Treasury Securities Fund

                       Schedule of Portfolio Investments
                          January 31, 2000 (Unaudited)

 Principal                         Security                            Market
  Amount                         Description                            Value
 --------- -------------------------------------------------------   -----------
 U.S. Treasury Notes (37.9%)
 3,500,000 7.75%, 2/15/01.........................................   $ 3,548,650
   980,000 8.00%, 5/15/01.........................................       997,934
   300,000 5.75%, 8/15/03.........................................       291,234
 1,000,000 7.50%, 2/15/05.........................................     1,031,110
                                                                     -----------
  Total U.S. Treasury Notes (Cost $5,824,494)                          5,868,928
                                                                     -----------
 U.S. Treasury Bonds (57.7%)
 1,800,000 7.63%, 2/15/07.........................................     1,830,456
 6,500,000 7.25%, 5/15/16.........................................     6,830,330
   300,000 6.25%, 8/15/23.........................................       286,155
                                                                     -----------
  Total U.S. Treasury Bonds (Cost $8,630,907)                          8,946,941
                                                                     -----------

 Principal                        Security                            Market
  Amount                         Description                           Value
 --------- ------------------------------------------------------   -----------
 Investment Company (2.2%)
  335,125  The One Group U.S. Treasury Securities Money Market
            Fund (I Shares)......................................   $   335,125
                                                                    -----------
  Total Investment Company (Cost $335,125)                              335,125
                                                                    -----------
  Total Investments (Cost $14,790,526) (a)--97.8%                    15,150,994
  Other assets in excess of liabilities--2.2%                           342,984
                                                                    -----------
  Total Net Assets--100.0%                                          $15,493,978
                                                                    ===========

--------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.... $425,056
   Unrealized depreciation....  (64,588)
                               --------
   Net unrealized
    appreciation.............. $360,468
                               ========

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
Short Intermediate U.S. Treasury Securities Fund

                       Schedule of Portfolio Investments
                          January 31, 2000 (Unaudited)

 Principal                         Security                            Market
   Amount                         Description                           Value
 ---------- ------------------------------------------------------   -----------
 U.S. Treasury Notes (96.4%)
 $1,000,000 6.13%, 12/31/01.......................................   $   990,820
  1,100,000 6.25%, 2/28/02........................................     1,091,937
  2,000,000 6.38%, 8/15/02........................................     1,986,800
  3,600,000 6.25%, 8/31/02........................................     3,565,296
  5,500,000 6.25%, 2/15/03........................................     5,434,220
  2,300,000 5.25%, 8/15/03........................................     2,197,098
  7,200,000 5.75%, 8/15/03........................................     6,989,616
  6,000,000 6.50%, 5/15/05........................................     5,933,400
                                                                     -----------
  Total U.S. Treasury Notes (Cost $29,124,860)                        28,189,187
                                                                     -----------

 Principal                         Security                           Market
   Amount                        Description                           Value
 ---------- -----------------------------------------------------   -----------
 Investment Company (1.4%)
 $  416,953 The One Group U.S. Treasury Securities Money Market
             Fund (I Shares).....................................   $   416,953
                                                                    -----------
  Total Investment Company (Cost $416,953)                              416,953
                                                                    -----------
  Total Investments (Cost $29,541,813)
   (a)--97.8%                                                        28,606,140
  Other assets in excess of liabilities--2.2%                           657,727
                                                                    -----------
  Total Net Assets--100.0%                                          $29,263,867
                                                                    ===========

--------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

   Unrealized appreciation... $      --
   Unrealized depreciation...  (935,673)
                              ---------
   Net unrealized
   depreciation.............. $(935,673)
                              =========

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
Tax-Free Securities Fund

                       Schedule of Portfolio Investments
                          January 31, 2000 (Unaudited)

   Shares
     or
 Principal                        Security                            Market
   Amount                        Description                          Value
 ---------- ----------------------------------------------------   ------------
 Alternative Minimum Tax Paper (17.3%)
 Hawaii (16.9%)
  1,075,000 Hawaii Airport System Revenue, 7.00%, 7/1/10, FGIC..   $  1,128,750
    935,000 Hawaii Airport System Revenue, 7.30%, 7/1/20, AMBAC.        959,918
    745,000 Hawaii Airport System Revenue, 7.38%, 7/1/11, AMBAC.        767,872
  1,500,000 Hawaii Airport System Revenue, Second Series, 6.75%,
             7/1/21, MBIA.......................................      1,533,750
 15,375,000 Hawaii Airport System Revenue, Second Series, 6.90%,
             7/1/12, MBIA.......................................     16,893,280
  1,890,000 Hawaii Airport System Revenue, Second Series, 7.00%,
             7/1/18, MBIA.......................................      1,963,238
    465,000 Hawaii Airport System Revenue, Second Series, 7.50%,
             7/1/09, FGIC.......................................        479,122
  2,465,000 Hawaii Airport System Revenue, Second Series, 7.50%,
             7/1/20, FGIC.......................................      2,532,664
  1,500,000 Hawaii Department of Budget & Finance, 5.65%,
             10/1/27, Callable 10/1/12 @ 101....................      1,359,375
  4,660,000 Hawaii Department of Budget & Finance, Special
             Purpose Mortgage Revenue, Citizens Utilities Co.
             Project, 6.60%, 7/1/22.............................      4,799,800
 11,000,000 Hawaii Department of Budget & Finance, Special
             Purpose Mortgage Revenue, Hawaii Electric Co.,
             Series A, 6.60%, 1/1/25, MBIA......................     11,151,249
  2,145,000 Hawaii Department of Budget & Finance, Special
             Purpose Mortgage Revenue, Hawaiian Electric Co. &
             Subsidiaries, 6.55%, 12/1/22, MBIA.................      2,163,769
  5,000,000 Hawaii Department of Budget & Finance, Special
             Purpose Revenue, Hawaii Electric Co., Series A,
             6.20%, 5/1/26, MBIA................................      4,893,750
  2,650,000 Hawaii Harbor Capital Improvement Revenue, 6.10%,
             7/1/07, FGIC.......................................      2,792,438

   Shares
     or
 Principal                        Security                            Market
   Amount                        Description                          Value
 ---------- ----------------------------------------------------   ------------
 Alternative Minimum Tax Paper, continued
 Hawaii, continued
  4,660,000 Hawaii Harbor Capital Improvement Revenue, 6.38%,
             7/1/24, FGIC.......................................   $  4,660,000
  1,350,000 Hawaii Harbor Capital Improvement Revenue, 6.50%,
             7/1/19, FGIC.......................................      1,363,500
  3,260,000 Hawaii Harbor Capital Improvement Revenue, 7.00%,
             7/1/17, MBIA.......................................      3,344,988
  2,330,000 Hawaii Harbor Capital Improvement Revenue, 7.25%,
             7/1/10, MBIA.......................................      2,400,366
  3,855,000 Hawaii Housing Finance & Development Corp., Single
             Family Mortgage Revenue, Series A, 6.00%, 7/1/26...      3,671,888
  2,095,000 Honolulu City & County, Series B, 7.25%, 2/1/08,
             Callable 2/1/00 @ 102, FGIC........................      2,136,900
                                                                   ------------
                                                                     70,996,617
                                                                   ------------
 Illinois (.4%)
  1,600,000 South Western Illinois Development Authority,
             3.70%*, 11/1/25....................................      1,600,000
                                                                   ------------
  Total Alternative Minimum Tax Paper (Cost $70,311,746)             72,596,617
                                                                   ------------
 Municipal Bonds (82.0%)
 Arizona (1.4%)
  1,000,000 Arizona Unified School District, Maricopa County,
             GO, 5.40%, 7/1/12..................................        982,500
  2,150,000 Phoenix Civic Improvement Corp., 5.25%, 7/1/16,
             Callable 7/1/07 @ 100, MBIA........................      1,983,375
  2,750,000 Scottsdale, GO, 5.75%, 7/1/17, Callable 7/1/09 @
             100................................................      2,725,938
                                                                   ------------
                                                                      5,691,813
                                                                   ------------
 California (5.2%)
  3,000,000 California State, GO, 4.75%, 2/1/16, Callable 2/1/09
             @ 101, FGIC........................................      2,602,500
  4,500,000 California State, GO, 5.00%, 2/1/25, Callable 2/1/08
             @ 101, MBIA........................................      3,796,875
  3,725,000 Northern California Transmission, Oregon
             Transmission Project, 7.00%, 5/1/13, Series A,
             MBIA...............................................      4,279,093
  5,450,000 San Diego Public Facilities, 5.38%, 5/15/17,
             Callable 5/15/07 @101..............................      5,116,187

                                   Continued

PACIFIC CAPITAL FUNDS
Tax-Free Securities Fund

                  Schedule of Portfolio Investments, Continued
                          January 31, 2000 (Unaudited)

   Shares
     or
 Principal                        Security                            Market
   Amount                        Description                          Value
 ---------- ----------------------------------------------------   ------------
 Municipal Bonds, continued
 California, continued
  2,745,000 San Francisco City & County Airport Community,
             International Airport Revenues, 5.63%, 5/1/21,
             Callable 5/1/06 @ 101, FGIC........................   $  2,607,750
  2,250,000 San Francisco City & County Redevelopment Agency
             Hotel Tax, 5.00%, 7/1/25...........................      1,895,625
  1,735,000 San Francisco, Bay Area Rapid Transit, District
             Sales Tax Revenue, 5.50%, 7/1/15, FGIC.............      1,685,119
                                                                   ------------
                                                                     21,983,149
                                                                   ------------
 Colorado (.2%)
    365,000 Adams & Arapahoe County, 5.35%, 12/1/15.............        348,119
    635,000 Adams & Arapahoe County, GO, 5.35%, 12/1/15,
             Callable 12/1/06 @ 102, FGIC.......................        600,869
                                                                   ------------
                                                                        948,988
                                                                   ------------
 Florida (6.3%)
  2,750,000 Dade County, Water & Sewer, 5.50%, 10/1/15, FGIC....      2,664,063
  3,000,000 Florida State, Board of Education, Series C, 5.88%,
             6/1/20, Callable 6/1/10 @ 101......................      2,970,000
  3,000,000 Florida State, Bond Finance Department, General
             Services Environmental Revenue, 5.75%, 7/1/13,
             AMBAC..............................................      3,030,000
  5,000,000 Florida State, Turnpike Authority Revenue,
             Department of Transportation, 5.50%, 7/1/17, FGIC..      4,781,250
  2,000,000 Florida State, Turnpike Authority Revenue,
             Department of Transportation, Series A, 5.50%,
             7/1/21, FGIC.......................................      1,857,500
  2,000,000 Miami-Dade County Revenue Bond, 6.00%, 7/1/20,
             Callable 7/1/10 @ 101..............................      1,997,500
  4,875,000 Orange County, Public Tax Service, 6.00%, 10/1/24,
             FGIC...............................................      4,856,718
  3,725,000 Orlando, Utilities Community Water & Electric
             Revenue Refunding, Series D,6.75%, 10/1/17.........      4,046,281
                                                                   ------------
                                                                     26,203,312
                                                                   ------------

   Shares
     or
 Principal                        Security                            Market
   Amount                        Description                          Value
 ---------- ----------------------------------------------------   ------------
 Municipal Bonds, continued
 Georgia (2.8%)
  6,810,000 Georgia Municipal Electric Authority, 6.60%, 1/1/18,
             MBIA...............................................   $  7,312,237
  1,865,000 Georgia Municipal Electric Authority, Series B,
             6.13%, 1/1/14, FGIC................................      1,890,644
  2,330,000 Metropolitan Atlanta, Rapid Transportation
             Authority, Sales Tax Revenue, Series P, 6.25%,
             7/1/11, AMBAC......................................      2,490,188
                                                                   ------------
                                                                     11,693,069
                                                                   ------------
 Hawaii (41.3%)
  1,000,000 Hawaii County, 4.60%, 2/1/06........................        973,750
  1,000,000 Hawaii County, 4.70%, 2/1/07........................        970,000
  1,000,000 Hawaii County, 4.90%, 2/1/09........................        965,000
  2,320,000 Hawaii County, GO, 5.20%, 2/1/15....................      2,151,800
  1,375,000 Hawaii County, GO, Series A, 4.50%, 2/1/04, FGIC....      1,356,094
  1,810,000 Hawaii County, GO, Series A, 5.00%, 2/1/10, FGIC....      1,742,125
  2,095,000 Hawaii County, GO, Series A, 5.10%, 2/1/13, FGIC....      1,974,538
    605,000 Hawaii County, GO, Series A, 5.60%, 5/1/13, FGIC....        600,463
  2,000,000 Hawaii County, Series A, 5.50%, 5/1/08, FGIC........      2,030,000
  2,000,000 Hawaii County, Series A, 5.50%, 5/15/16, Callable
             5/15/09 @ 101, FSA.................................      1,897,500
  2,000,000 Hawaii County, Series B, 4.70%, 5/15/05.............      1,970,000
  3,245,000 Hawaii Department of Budget & Finance, Queens Health
             System, 6.05%, 7/1/16..............................      3,139,538
  1,455,000 Hawaii Department of Budget & Finance, Queens Health
             System, 5.88%, 7/1/11..............................      1,449,544
  1,700,000 Hawaii Department of Budget & Finance, Special
             Purpose Mortgage, Kapiolani Health Care System,
             6.30%, 7/1/08, Callable 7/1/03 @ 102, MBIA.........      1,782,875
  3,680,000 Hawaii Department of Budget & Finance, Special
             Purpose Mortgage, Kapiolani Health Care System,
             6.40%, 7/1/13, Callable 7/1/03 @ 102, MBIA.........      3,813,399

                                   Continued

PACIFIC CAPITAL FUNDS
Tax-Free Securities Fund

                  Schedule of Portfolio Investments, Continued
                          January 31, 2000 (Unaudited)

   Shares
     or
 Principal                        Security                            Market
   Amount                        Description                          Value
 ---------- ----------------------------------------------------   ------------
 Municipal Bonds, continued
 Hawaii, continued
  5,000,000 Hawaii Department of Budget & Finance, Systems
             Revenue, Series A, 2.70%, 7/1/26, LOC--Morgan
             Guaranty...........................................   $  4,999,999
  1,400,000 Hawaii Department of Transportation, Special
             Facility Revenue, 5.75%, 3/1/13....................      1,338,750
  1,400,000 Hawaii Harbor Capital Improvement Revenue, 6.20%,
             7/1/08, MBIA.......................................      1,449,000
  2,795,000 Hawaii Housing Finance & Development Corp., 5.70%,
             7/1/13, FNMA.......................................      2,746,088
  5,980,000 Hawaii Housing Finance & Development Corp., 5.85%,
             7/1/17.............................................      5,852,924
  4,125,000 Hawaii Housing Finance & Development Corp., 7.00%,
             7/1/31, FNMA.......................................      4,264,218
  1,565,000 Hawaii Housing Finance & Development Corp., Single
             Family Mortgage Purchase Revenue, Series B, 6.90%,
             7/1/16, FNMA.......................................      1,615,863
  2,340,000 Hawaii Housing Finance & Development Corp.,
             University of Hawaii Housing, 5.70%, 10/1/25,
             AMBAC..............................................      2,199,600
  4,185,000 Hawaii State Department Budget & Finance, 4.95%,
             4/1/12.............................................      3,886,818
  2,000,000 Hawaii State Department of Budget & Finance,
             Hawaiian Electric Co. Revenue, Series A, 5.50%,
             12/1/14, Callable 12/1/09 @ 101, AMBAC.............      1,920,000
  3,500,000 Hawaii State Department of Budget & Finance, Special
             Purpose Revenue Queens Health System, Series B,
             5.25%, 7/1/23, Callable 7/1/08 @ 102...............      3,023,125
  1,000,000 Hawaii State Highway Revenue, 5.00%, 7/1/16, FGIC...        886,250
  1,250,000 Hawaii State Highway Revenue, 5.25%, 7/1/16,
             Callable 7/1/06 @ 102, MBIA........................      1,139,063
  3,500,000 Hawaii State, Airport System Revenue, 5.60%, 7/1/04,
             MBIA...............................................      3,609,374
  2,000,000 Hawaii State, GO, Series BZ, 6.00%, 10/1/12, FGIC...      2,072,500

   Shares
     or
 Principal                         Security                           Market
   Amount                        Description                          Value
 ---------- -----------------------------------------------------  ------------
 Municipal Bonds, continued
 Hawaii, continued
  1,350,000 Hawaii State, GO, Series CH, 4.75%, 11/1/11, MBIA....  $  1,230,188
  3,000,000 Hawaii State, GO, Series CM, 6.50%, 12/1/13, FGIC....     3,232,499
  2,000,000 Hawaii State, GO, Series CN, 5.25%, 3/1/13, Callable
             3/1/07 @ 102, FGIC..................................     1,910,000
  3,700,000 Hawaii State, GO, Series CN, 5.25%, 3/1/15, Callable
             3/1/07 @ 102, FGIC..................................     3,445,624
  2,750,000 Hawaii State, GO, Series CN, 5.50%, 3/1/16, Pre-
             refunded 3/1/07 @ 102, FGIC.........................     2,839,375
  1,500,000 Hawaii State, GO, Series CN, 6.25%, 3/1/08, FGIC.....     1,593,750
  3,000,000 Hawaii State, GO, Series CO, 6.00%, 9/1/05, FGIC.....     3,142,500
  5,500,000 Hawaii State, GO, Series CR, 5.00%, 4/1/17, Callable
             4/1/08 @ 101, MBIA..................................     4,826,249
  2,000,000 Hawaii State, GO, Series CT, 5.88%, 9/1/17, Callable
             9/1/09 @ 101, FSA...................................     1,987,500
  2,000,000 Hawaii State, GO, Series CT, 5.88%, 9/1/17, Callable
             9/1/09 @ 101, FSA...................................     1,985,000
  1,000,000 Hawaii State, Highway Revenue Bond, 5.25%, 7/1/14,
             Callable 7/1/08 @ 101, FGIC.........................       936,250
  2,800,000 Hawaii State, Series CP, 5.00%, 10/1/13, FGIC........     2,604,000
  3,200,000 Hawaii State, Series CP, 5.00%, 10/1/15, FGIC........     2,880,000
  3,000,000 Hawaii State, Series CP, 5.00%, 10/1/16, Callable
             10/1/07 @ 101, FGIC.................................     2,658,750
  2,050,000 Hawaii State, Series CP, 5.00%, 10/1/17, FGIC........     1,793,750
  3,150,000 Hawaii State, Series CR, 5.00%, 4/1/16, Callable
             4/1/08 @ 101, MBIA..................................     2,795,625
  1,000,000 Hawaii, GO, Series CL, 5.25%, 3/1/16, FGIC...........     1,015,000
 10,000,000 Honolulu City & County Waste Water Systems Revenue,
             5.00%, 7/1/23, FGIC.................................     8,387,499
  1,535,000 Honolulu City & County Water, 6.00%, 12/1/10, FGIC...     1,600,238
  2,320,000 Honolulu City & County Water, 6.00%, 12/1/11, FGIC...     2,412,800

                                   Continued

PACIFIC CAPITAL FUNDS
Tax-Free Securities Fund

                  Schedule of Portfolio Investments, Continued
                          January 31, 2000 (Unaudited)

   Shares
     or
 Principal                         Security                            Market
   Amount                        Description                           Value
 ---------- -----------------------------------------------------   ------------
 Municipal Bonds, continued
 Hawaii, continued
    935,000 Honolulu City & County Water, 6.00%, 12/1/14, FGIC...   $    950,194
    475,000 Honolulu City & County, Series B, 5.50%, 10/1/11,
             FGIC................................................        476,781
  1,010,000 Honolulu City & County, GO, Series A, 5.00%, 11/1/12,
             MBIA................................................        944,350
    370,000 Honolulu City & County, GO, Series A, 5.00%, 11/1/12,
             MBIA................................................        365,838
  1,325,000 Honolulu City & County, GO, Series A, 5.63%, 9/1/13,
             Pre-refunded 9/1/06 @ 102, FGIC.....................      1,381,313
    465,000 Honolulu City & County, GO, Series A, 5.75%, 4/1/12,
             Escrowed to Maturity, FGIC..........................        473,719
  2,125,000 Honolulu City & County, GO, Series A, 6.00%, 1/1/11,
             Escrowed to Maturity, FGIC..........................      2,217,969
    640,000 Honolulu City & County, GO, Series B, 5.25%, 10/1/12,
             FGIC................................................        616,800
  2,125,000 Honolulu City & County, GO, Series C, 5.50%, 11/1/05,
             FGIC................................................      2,175,469
  3,000,000 Honolulu City & County, GO, Series C, 5.50%, 11/1/09,
             FGIC................................................      3,030,000
  1,385,000 Honolulu City & County, Series B, 5.50%, 10/1/11,
             FGIC................................................      1,379,806
      5,000 Honolulu City & County, Series A, 5.63%, 9/1/13,
             Callable 9/1/06 @ 102, FGIC.........................          4,975
  1,670,000 Honolulu City & County, Series A, 5.63%, 9/1/13,
             Callable 9/1/06 @ 102, FGIC.........................      1,711,750
  4,820,000 Honolulu City & County, Series A, 5.75%, 4/1/11,
             FGIC................................................      4,934,474
  1,865,000 Honolulu City & County, Series A, 5.75%, 4/1/12,
             FGIC................................................      1,888,313
    850,000 Honolulu City & County, Series A, 5.75%, 4/1/13,
             FGIC................................................        859,563
  3,345,000 Honolulu City & County, Series A, 5.75%, 4/1/13,
             FGIC................................................      3,365,905
    875,000 Honolulu City & County, Series A, 6.00%, 1/1/11,
             FGIC................................................        907,813
  3,725,000 Honolulu City & County, Series A, 7.35%, 7/1/06,
             FGIC................................................      4,181,312
  2,595,000 Honolulu City & County, Series B, 5.13%, 7/1/18,
             Callable 7/1/09 @101................................      2,277,113
    295,000 Honolulu City & County, Series B, 5.25%, 10/1/12,
             FGIC................................................        287,625

   Shares
     or
 Principal                        Security                            Market
   Amount                        Description                          Value
 ---------- ----------------------------------------------------   ------------
 Municipal Bonds, continued
 Hawaii, continued
  2,000,000 Honolulu City & County, Series B, 5.00%, 11/1/15,
             Callable 11/01/07 @ 101, FGIC......................   $  1,990,000
  1,010,000 Kauai County, 5.55%, 8/1/04.........................      1,036,513
  1,075,000 Kauai County, 5.65%, 8/1/05.........................      1,107,250
  1,130,000 Kauai County, 5.75%, 8/1/06.........................      1,170,963
  1,340,000 Kauai County, Series C, 5.90%, 8/1/09, AMBAC........      1,391,925
  1,180,000 Maui County Refunding, 5.13%, 12/15/10..............      1,147,550
    935,000 Maui County Refunding, 5.25%, 9/1/06................        942,013
    515,000 Maui County Water, Series A, 6.10%, 12/1/02, Pre-
             refunded 12/1/01 @ 101, FGIC, (b)..................        533,669
    545,000 Maui County Water, Series A, 6.20%, 12/1/03, FGIC...        565,438
    580,000 Maui County Water, Series A, 6.30%, 12/1/04, Pre-
             refunded 12/1/01@ 101, FGIC, (b)...................        602,475
    620,000 Maui County Water, Series A, 6.40%, 12/1/05, Pre-
             refunded 12/1/01 @ 101, FGIC, (b)..................        645,575
    565,000 Maui County Water, Series A, 6.50%, 12/1/06, Pre-
             refunded 12/1/01 @ 101, FGIC, (b)..................        589,013
    550,000 Maui County Water, Series A, 6.60%, 12/1/07, Pre-
             refunded 12/1/01 @ 101, FGIC, (b)..................        574,750
    655,000 Maui County Water, Series A, 6.65%, 12/1/09, Pre-
             refunded 12/1/01 @ 101, FGIC, (b)..................        684,475
  1,020,000 Maui County, GO, 5.90%, 6/1/14......................      1,027,650
  1,005,000 Maui County, Series A, 5.10%, 9/1/11, Callable
             9/1/07 @ 101.......................................        967,313
  1,160,000 Maui County, Series A, 5.13%, 3/1/15................      1,067,200
  2,040,000 Maui County, Series A, 5.38%, 3/1/17................      1,879,350
                                                                   ------------
                                                                    173,450,999
                                                                   ------------
 Illinois (.2%)
    745,000 Illinois Health Facilities Revenue, 3.65%*, 11/1/20,
             LOC-Rabobank Nederland.............................        745,000
                                                                   ------------
 Kansas (1.7%)
  3,725,000 Burlington Pollution Control Refunding, Kansas Gas &
             Electric Co. Project, 7.00%, 6/1/31................      3,883,313

                                   Continued

PACIFIC CAPITAL FUNDS
Tax-Free Securities Fund

                  Schedule of Portfolio Investments, Continued
                          January 31, 2000 (Unaudited)

   Shares
     or
 Principal                        Security                            Market
   Amount                        Description                          Value
 ---------- ----------------------------------------------------   ------------
 Municipal Bonds, continued
 Kansas, continued
  1,065,000 Kansas City Utilities System Revenue, 6.38%, 9/1/23.   $  1,144,875
  2,195,000 Kansas City Utilities System Revenue, 6.38%, 9/1/23,
             Callable 9/1/04 @ 102..............................      2,214,206
                                                                   ------------
                                                                      7,242,394
                                                                   ------------
 Maine (.7%)
  2,795,000 Maine State Turnpike Authority, Turnpike Revenue,
             6.00%, 7/1/14......................................      2,959,206
                                                                   ------------
 Massachusetts (1.8%)
  4,790,000 Commonwealth of Massachusetts, Series B, 5.50%,
             7/1/15.............................................      4,933,700
  1,965,000 Massachusetts State Port Authority Revenue, Series
             A, 5.00%, 7/1/23, Callable 7/1/08 @ 101............      1,648,144
  1,000,000 Massachusetts State Water Pollution Abatement Trust,
             5.70%, 2/1/13......................................      1,008,750
                                                                   ------------
                                                                      7,590,594
                                                                   ------------
 Michigan (2.6%)
  6,900,000 Michigan Environmental Protection Program, GO,
             5.40%, 11/1/19.....................................      6,382,500
  2,245,000 Michigan Strategic Obligations Revenue, 6.95%,
             5/1/11.............................................      2,520,013
  2,250,000 Saline Area Schools, GO, 5.50%, 5/1/15, FGIC........      2,171,250
                                                                   ------------
                                                                     11,073,763
                                                                   ------------
 Minnesota (.5%)
  2,000,000 North St. Paul, Maplewood, Independent School
             District, No. 622, Series A, 6.88%, 2/1/15, Pre-
             refunded 2/1/05 @ 100 (b)..........................      2,162,500
                                                                   ------------
 New Jersey (2.0%)
  5,000,000 New Jersey State Transit Authority, Series A, 5.13%,
             6/15/08, Fixed OID.................................      4,962,500
  3,000,000 New Jersey Wastewater Treatment Trust, Series B,
             6.38%, 4/1/14......................................      3,213,750
                                                                   ------------
                                                                      8,176,250
                                                                   ------------
 New Mexico (1.1%)
  3,000,000 Rio Rancho Water & Waste Water Systems Revenue,
             Series A, 5.90%, 5/15/15, FSA......................      3,127,500

   Shares
     or
 Principal                        Security                            Market
   Amount                        Description                          Value
 ---------- ----------------------------------------------------   ------------
 Municipal Bonds, continued
 New Mexico, continued
  1,625,000 Sante Fe, Gross Receipts Tax Revenue, 5.63%, 6/1/16.   $  1,572,188
                                                                   ------------
                                                                      4,699,688
                                                                   ------------
 New York (1.1%)
  2,950,000 New York State Environmental Facilities Pollution
             Control, 5.13%, 6/15/16............................      2,662,375
  2,000,000 Triborough Bridge & Tunnel Authority, New York
             Revenues, General Purpose, 5.30%, 1/1/17...........      1,820,000
                                                                   ------------
                                                                      4,482,375
                                                                   ------------
 North Carolina (1.1%)
  4,480,000 Easton Municipal Power Agency, Series A, 6.50%,
             1/1/18, Escrowed to Maturity (b)...................      4,788,000
                                                                   ------------
 Ohio (2.8%)
  2,320,000 Cleveland Package Facilities Revenue, 5.50%,
             9/15/16............................................      2,224,300
  1,630,000 Cleveland Waterworks Revenue, 6.25%, 1/1/16, MBIA...      1,658,525
  3,165,000 Columbus Airport Authority, 5.00%, 1/1/16...........      2,812,894
  5,000,000 Hamilton County, Sales Tax Revenue, 5.00%, 12/1/27,
             MBIA, Callable 6/1/08 @ 101........................      4,156,250
  1,000,000 Ohio Water Development Authority, Pollution Control,
             5.50%, 12/1/15, MBIA...............................        962,500
                                                                   ------------
                                                                     11,814,469
                                                                   ------------
 Oregon (1.7%)
  3,000,000 Multnomah County, 4.83%, 10/1/16, Callable 4/1/09 @
             100................................................      2,576,250
  2,330,000 Umatilla County, School District Number 016R,
             Pendleton, 6.00%, 7/1/14, AMBAC....................      2,449,413
  2,385,000 Washington County School District, 4.65%, 6/15/16,
             Callable 6/15/09 @ 101.............................      2,039,175
                                                                   ------------
                                                                      7,064,838
                                                                   ------------
 Pennsylvania (1.1%)
  2,000,000 Allegheny County Port Authority, 6.00%, 3/1/19,
             Callable 3/1/09 @ 101, MBIA........................      1,995,000
    170,000 Southeastern Pennsylvania Transportation Authority,
             Series A, 6.00%, 3/1/15, Pre-refunded 3/1/05 @ 101
             (b), FGIC..........................................        178,713

                                   Continued

PACIFIC CAPITAL FUNDS
Tax-Free Securities Fund

                  Schedule of Portfolio Investments, Continued
                          January 31, 2000 (Unaudited)

   Shares
     or
 Principal                        Security                            Market
   Amount                        Description                          Value
 ---------- ----------------------------------------------------   ------------
 Municipal Bonds, continued
 Pennsylvania, continued
  2,365,000 Southeastern Pennsylvania Transportation Authority,
             Series A, 6.00%, 3/1/14............................   $  2,486,206
    140,000 Southeastern Pennsylvania Transportation Authority,
             Series A, 6.00%, 3/1/14............................        147,175
                                                                   ------------
                                                                      4,807,094
                                                                   ------------
 Tennessee (2.3%)
  2,000,000 Metropolitian Government Nashville & Davidson
             County, 5.00%, 1/1/19..............................      1,735,000
  1,570,000 Shelby County, Series A, 5.63%, 4/1/15..............      1,624,950
  4,730,000 Shelby County, Series A, 5.63%, 4/1/15..............      4,641,313
  1,600,000 Shelby County, Series B, 5.25%, 8/1/17, Callable
             8/1/07 @ 101.......................................      1,470,000
                                                                   ------------
                                                                      9,471,263
                                                                   ------------
 Virginia (3.1%)
  5,000,000 Commonwealth of Virginia Public School Authority,
             Special Obligation, Chesapeake School, 5.63%,
             6/1/15.............................................      4,881,249

   Shares
     or
 Principal                        Security                            Market
   Amount                        Description                          Value
 ---------- ----------------------------------------------------   ------------
 Municipal Bonds, continued
 Virginia, continued
  2,995,000 Fairfax County Public Improvement, Series A, 5.50%,
             6/1/14.............................................   $  2,946,331
  3,650,000 Norfolk Water Revenue, 5.75%, 11/1/13, MBIA.........      3,677,375
  1,750,000 Richmond Refunding, 5.20%, 1/15/14..................      1,645,000
                                                                   ------------
                                                                     13,149,955
                                                                   ------------
 Washington (1.0%)
  3,000,000 King County, Sewer Revenue, 6.25%, 1/1/14, Callable
             1/1/09
             @ 101, FGIC........................................      3,093,750
  1,000,000 Snohomish County, GO, 5.70%, 12/1/14, MBIA..........        987,500
                                                                   ------------
                                                                      4,081,250
                                                                   ------------
  Total Municipal Bonds (Cost $349,234,010)                         344,279,969
                                                                   ------------
 Investment Company (.01%)
    207,845 Dreyfus Tax Exempt Money Market Fund................        207,845
                                                                   ------------
  Total Investment Company (Cost $207,845)                              207,845
                                                                   ------------
  Total Investments (Cost $419,753,601)
   (a)--99.3%                                                       417,084,431
  Other assets in excess of liabilities--.7%                          2,826,045
                                                                   ------------
  Total Net Assets--100.0%                                         $419,910,476
                                                                   ============

--------
* Variable rate security. Rate presented represents rate in effect at January 31, 2000. Maturity reflects final maturity date.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized
   appreciation........... $  9,698,730
   Unrealized
   depreciation...........  (12,367,900)
                           ------------
   Net unrealized
   depreciation........... $ (2,669,170)
                           ============

(b)  Collaterized by various U.S. Government Securities.
AMBAC--AMBAC Indemnity Corporation
AMT--Alternative Minimum Tax Paper
FGIC--Insured by the Financial Guaranty Insurance Corporation
FNMA--Insured by Federal National Mortgage Association
FSA--Insured by Financial Security Assurance
GO--General Obligation
LOC--Letter of Credit
MBIA--Insured by Municipal Bond Insurance Association
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
Tax-Free Short Intermediate Securities Fund

                       Schedule of Portfolio Investments
                          January 31, 2000 (Unaudited)

  Shares
    or
 Principal                        Security                            Market
  Amount                         Description                           Value
 --------- ------------------------------------------------------   -----------
 Alternative Minimum Tax Paper (18.4%)
 Hawaii (15.1%)
 2,070,000 Hawaii State Airport System Revenue, 5.60%, 7/1/01....   $ 2,101,050
   585,000 Hawaii State Harbor, Capital Improvements Revenue,
            5.80%, 7/1/04, FGIC..................................       605,475
 1,000,000 Hawaii State Housing Finance & Development, Single
            Family, Series A, 4.55%, 7/1/02......................       992,500
 1,895,000 Hawaii State Housing Finance & Development, Single
            Family, Series A, 4.75%, 7/1/06......................     1,835,781
 1,015,000 Honolulu City & County, GO, Series D, 4.10%, 2/1/02,
            FGIC.................................................     1,004,850
                                                                    -----------
                                                                      6,539,656
                                                                    -----------
 Tennessee (1.0%)
   440,000 Tennessee Housing Development Agency Revenue, 4.25%,
            7/1/01...............................................       438,350
                                                                    -----------
 Texas (2.3%)
 1,000,000 El Paso Airport Revenue, 5.00%, 8/15/01, FGIC.........     1,005,000
                                                                    -----------
  Total Alternative Minimum Tax Paper (Cost $8,014,915)               7,983,006
                                                                    -----------
 Municipal Bonds (78.4%)
 Arizona (2.3%)
 1,000,000 Mesa Arizona Utility Systems Revenue, 5.00%, 7/1/08,
            MBIA.................................................       986,250
                                                                    -----------
 Connecticut (2.2%)
 1,000,000 Connecticut State, GO, Series E, 4.75%, 3/15/08,
            Callable 3/15/04
            @ 101.50.............................................       965,000
                                                                    -----------
 Hawaii (44.6%)
 2,085,000 Hawaii County, GO, Series B 4.25%, 5/15/01, FSA.......     2,077,180
 3,000,000 Hawaii State Airport System Revenue, 5.60%, 7/1/04....     3,093,749
    50,000 Hawaii State Highway Revenue, 4.50%, 7/1/02...........        49,750
 1,000,000 Hawaii State Highway Revenue, 6.00%, 7/1/04...........     1,042,500
 1,200,000 Hawaii State Housing Finance & Development, Single
            Family, Series B, 4.80%, 7/1/07, FNMA................     1,167,000
 1,000,000 Hawaii State, GO Series CP, 5.00%, 10/1/04, FGIC......     1,003,750
   100,000 Hawaii State, GO, Series CJ, 5.63%, 1/1/02............       101,625

  Shares
    or
 Principal                        Security                            Market
  Amount                         Description                           Value
 --------- ------------------------------------------------------   -----------
 Municipal Bonds, continued
 Hawaii, continued
 2,000,000 Hawaii State, GO, Series CL, 4.50%, 3/1/01............   $ 2,005,160
 1,000,000 Hawaii State, GO, Series CN, 6.25%, 3/1/08, FGIC......     1,062,500
 1,150,000 Hawaii State, GO, Series CP, 5.50%, 10/1/07, FGIC.....     1,173,000
 1,000,000 Hawaii State, GO, Series CT, 5.25%, 9/1/07, FSA.......     1,003,750
 1,150,000 Hawaiian Home Lands Dept. Revenue, 4.05%, 7/1/06......     1,052,250
   770,000 Honolulu City & County Series B, 5.00%, 11/1/05, FGIC.       769,038
 1,150,000 Honolulu City & County Waste Water Systems, 5.00%,
            7/1/09...............................................     1,116,938
   725,000 Honolulu City & County, GO, Series A 5.10%, 11/1/08,
            MBIA.................................................       715,938
   500,000 Honolulu City & County, GO, Series A, 5.00%, 7/1/02...       504,375
 1,400,000 Maui County, GO, Series A, 5.25%, 3/1/08..............     1,396,500
                                                                    -----------
                                                                     19,335,003
                                                                    -----------
 Kansas (5.0%)
 2,170,000 Wyandotte City & County, Water Utility Systems
            Revenue, 4.50%, 9/1/03, MBIA.........................     2,159,150
                                                                    -----------
 Maine (2.3%)
 1,000,000 Maine Muni Bond Bank, 5.00%, 11/1/05, FSA.............       998,750
                                                                    -----------
 Michigan (2.3%)
 1,000,000 Farmington Public School District, 5.00%, 5/1/06......       993,750
                                                                    -----------
 Missouri (2.4%)
 1,000,000 Kansas City Water Revenue, Series B 5.50%, 12/1/02....     1,023,750
                                                                    -----------
 New Mexico (2.1%)
 1,000,000 New Mexico State Capital Projects, 4.00%, 9/1/08,
            Callable 9/1/04 @ 100................................       897,500
                                                                    -----------
 New York (5.5%)
   900,000 New York State Environmental Facilities Pollution
            Control Revenue, 5.00%, 6/15/03......................       904,500
 1,500,000 New York State Thruway, Highway & Bridge, 5.00%,
            4/1/08...............................................     1,473,750
                                                                    -----------
                                                                      2,378,250
                                                                    -----------

                                   Continued

PACIFIC CAPITAL FUNDS
Tax-Free Short Intermediate Securities Fund

                  Schedule of Portfolio Investments, Continued
                          January 31, 2000 (Unaudited)

  Shares
    or
 Principal                        Security                            Market
  Amount                         Description                           Value
 --------- ------------------------------------------------------   -----------
 Municipal Bonds, continued
 Ohio (2.2%)
 1,000,000 Ohio State Building Authority, Series A, 4.10%,
            10/1/04..............................................   $   957,500
                                                                    -----------
 Oregon (2.4%)
 1,065,000 Oregon State Dept, Admin Services Lottery Revenue,
            State Park Projects, Series A, 4.25%,
            4/1/05, FSA..........................................     1,019,738
                                                                    -----------
 Tennessee (2.8%)
 1,290,000 Nashville & Davidson County Health & Education
            Facility Board Revenue, Series A, 4.63%, 11/1/08,
            Callable 5/1/08 @ 101, MBIA..........................     1,196,475
                                                                    -----------

  Shares
    or
 Principal         Security             Market
  Amount          Description            Value
 --------- ------------------------   -----------
 Municipal Bonds, continued
 Utah (2.3%)
 1,000,000 Jordan Utah School
            District, Series A,
            5.25%, 6/15/05.........   $ 1,012,500
                                      -----------
  Total Municipal Bonds (Cost
  $35,025,346)                         33,923,616
                                      -----------
 Investment Company (2.2%)
   948,046 Dreyfus Tax Exempt Money
            Market Fund............       948,046
                                      -----------
  Total Investment Company (Cost
  $948,046)                               948,046
                                      -----------
  Total Investments (Cost
   $43,988,307)
   (a)--99.0%                          42,854,668
  Other assets in excess of
  liabilities--1.0%                       448,436
                                      -----------
  Total Net Assets--100.0%            $43,303,104
                                      ===========

--------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

   Unrealized appreciation.  $    37,003
   Unrealized depreciation.   (1,170,642)
                             -----------
   Net unrealized
   depreciation............  $(1,133,639)
                             ===========

FGIC--Insured by the Financial Guaranty Insurance Corporation
FSA--Insured by Financial Security Assurance
FNMA--Insured by Federal National Mortgage Association Collateral
GO--General Obligation
LOC--Letter of Credit
MBIA--Insured by Municipal Bond Insurance Association
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
International Stock Fund

                       Schedule of Portfolio Investments
                          January 31, 2000 (Unaudited)

                                                                       Market
  Shares                    Security Description                       Value
 --------- ------------------------------------------------------   ------------
 Common Stocks (95.3%)
 Belgium (0.7%)
 Banks (0.7%)
    29,300 Fortis................................................   $    825,606
                                                                    ------------
 Brazil (1.2%)
 Oil & Gas Exploration, Production, & Services (0.6%)
    29,900 Petroleo Brasileiro SA, ADR...........................        692,840
                                                                    ------------
 Paper Products (0.2%)
    11,100 Aracruz Celulose SA, ADR..............................        249,056
                                                                    ------------
 Steel (0.1%)
     1,900 Companhia Siderurgica Nacional, ADR...................         60,800
                                                                    ------------
 Telecommunications (0.3%)
    14,100 Tele Norte Leste Participacoes SA, ADR................        349,856
                                                                    ------------
                                                                       1,352,552
                                                                    ------------
 Canada (5.3%)
 Chemicals (0.5%)
    10,700 Potash Corp. of Saskatchewan..........................        559,744
                                                                    ------------
 Metals & Mining (0.5%)
    31,800 Falconbridge Ltd......................................        546,503
                                                                    ------------
 Oil & Gas Exploration, Production, & Services (0.9%)
    42,200 Anderson Exploration Ltd. (b).........................        495,139
    22,200 Precision Drilling Corp. (b)..........................        567,488
                                                                    ------------
                                                                       1,062,627
                                                                    ------------
 Paper Products (0.5%)
    45,700 Abitibi-Consolidated, Inc.............................        576,963
                                                                    ------------
 Pharmaceuticals (1.6%)
    24,600 Biovail Corp. International (b).......................      1,226,924
    10,800 QLT PhotoTherapeutics, Inc. (b).......................        745,875
                                                                    ------------
                                                                       1,972,799
                                                                    ------------
 Telecommunications (1.3%)
    15,900 Nortel Networks Corp..................................      1,520,437
                                                                    ------------
                                                                       6,239,073
                                                                    ------------
 China (0.1%)
 Transportation (0.1%)
   685,700 China Shipping Development Co. Ltd. (b)...............        120,742
                                                                    ------------
 Denmark (0.9%)
 Telecommunications (0.9%)
    14,500 Tele Danmark A/S, Class B.............................      1,031,170
                                                                    ------------
 Finland (3.2%)
 Paper Products (0.3%)
    20,700 Stora Enso Oyj, Class R...............................        309,866
                                                                    ------------
 Telecommunication Equipment (1.5%)
    10,200 Nokia Oyj, Class A, ADR...............................      1,866,600
                                                                    ------------

                                  Security                             Market
  Shares                         Description                           Value
 --------- ------------------------------------------------------   ------------
 Common Stocks, continued
 Finland, continued
 Telecommunications (1.4%)
    22,900 Sonera Group Oyj......................................   $  1,578,444
                                                                    ------------
                                                                       3,754,910
                                                                    ------------
 France (7.3%)
 Airlines (0.2%)
    15,600 Air France SA (b).....................................        276,259
                                                                    ------------
 Banks (0.1%)
     2,600 Credit Lyonais SA (b).................................        104,297
                                                                    ------------
 Chemicals (0.9%)
    49,300 Rhodia SA.............................................      1,056,340
                                                                    ------------
 Construction (0.8%)
     1,400 Bouygues..............................................        883,487
                                                                    ------------
 Diversified--Conglomerates, Holding Companies (0.9%)
    10,300 Vivendi...............................................      1,058,130
                                                                    ------------
 Insurance (0.5%)
     4,600 AXA SA................................................        580,127
                                                                    ------------
 Oil & Gas Exploration, Production, & Services (1.4%)
    13,274 Total Fina SA, Class B................................      1,651,967
                                                                    ------------
 Steel (0.9%)
    15,000 Pechiney SA, Class A..................................      1,012,635
                                                                    ------------
 Television (1.6%)
     3,500 Societe Television Francaise..........................      1,869,706
                                                                    ------------
                                                                       8,492,948
                                                                    ------------
 Germany (11.5%)
 Automobiles (0.7%)
    36,400 Bayerische Motoren Werke AG...........................        840,477
                                                                    ------------
 Banks (1.4%)
    10,100 Deutsche Bank AG......................................        760,895
    14,800 Hypo Vereinsbank AG...................................        893,428
                                                                    ------------
                                                                       1,654,323
                                                                    ------------
 Computers (0.7%)
     2,800 Intershop Communications AG (b).......................        849,244
                                                                    ------------
 Computers & Peripherals (1.4%)
     2,100 SAP AG................................................      1,610,823
                                                                    ------------
 Electrical & Electronic (1.5%)
    13,200 Epcos AG (b)..........................................      1,188,158
     4,300 Siemens AG............................................        592,778
                                                                    ------------
                                                                       1,780,936
                                                                    ------------
 Entertainment--Television (0.7%)
    10,200 EM.TV & Merchandising AG..............................        828,306
                                                                    ------------
 Machinery & Equipment (2.3%)
     9,400 Mannesmann AG.........................................      2,552,134
                                                                    ------------

                                   Continued

PACIFIC CAPITAL FUNDS
International Stock Fund

                  Schedule of Portfolio Investments, Continued
                          January 31, 2000 (Unaudited)

                                  Security                             Market
  Shares                         Description                           Value
 --------- ------------------------------------------------------   ------------
 Common Stocks, continued
 Germany, continued
 Manufacturing--Consumer Goods (0.8%)
    36,900 ThyssenKrupp AG (b)...................................   $    972,966
                                                                    ------------
 Medical Equipment & Supplies (0.9%)
    14,000 Fresenius Medical Care AG.............................      1,079,361
                                                                    ------------
 Utilities--Telecommunications (1.1%)
    19,000 Deutsche Telekom AG...................................      1,297,542
                                                                    ------------
                                                                      13,466,112
                                                                    ------------
 Hong Kong (0.9%)
 Telecommunications (0.9%)
     8,000 China Telecom (Hong Kong) Ltd, ADR (b)................      1,000,000
                                                                    ------------
 Hungary (0.5%)
 Utilities--Telecommunications (0.5%)
    15,400 Matav Rt., ADR........................................        600,600
                                                                    ------------
 Italy (3.7%)
 Insurance (0.4%)
    53,000 Alleanza Assicurazioni SpA............................        507,139
                                                                    ------------
 Oil & Gas Exploration, Production, & Services (0.3%)
    77,400 ENI SpA...............................................        366,521
                                                                    ------------
 Publishing (0.9%)
   386,900 Seat Pagine Gialle SpA................................      1,107,228
                                                                    ------------
 Telecommunications (1.3%)
   131,000 Telecom Italia Mobile SpA.............................      1,444,468
                                                                    ------------
 Television (0.8%)
    55,800 Mediaset SpA..........................................        883,335
                                                                    ------------
                                                                       4,308,691
                                                                    ------------
 Japan (22.3%)
 Advertising (0.9%)
    16,400 Asatsu-DK, Inc........................................      1,069,415
                                                                    ------------
 Computer Software (2.8%)
       600 Internet Initiative Japan, Inc., ADR (b)..............         48,375
     3,300 Softbank Corp.........................................      3,237,056
                                                                    ------------
                                                                       3,285,431
                                                                    ------------
 Computers & Peripherals (0.6%)
    17,600 Fujitsu Ltd...........................................        652,755
                                                                    ------------
 Electrical & Electronic (9.4%)
    15,800 Fanuc Ltd.............................................      1,667,948
    39,000 Hitachi Ltd...........................................        554,167
     3,700 Keyence Corp..........................................      1,261,658
     9,700 Kyocera Corp..........................................      1,641,108
     9,000 Murata Manufacturing Co. Ltd..........................      1,819,477
    22,000 Omron Corp............................................        637,135
    19,000 Pioneer Electronic Corp...............................        514,753

                                  Security                             Market
  Shares                         Description                           Value
 --------- ------------------------------------------------------   ------------
 Common Stocks, continued
 Japan, continued
 Electrical & Electronic, continued
     7,800 Sony Corp.............................................   $  1,964,542
     6,000 Tokyo Electron Ltd....................................        835,749
                                                                    ------------
                                                                      10,896,537
                                                                    ------------
 Financial Services (0.9%)
    11,600 Orix Corp., ADR.......................................      1,081,700
                                                                    ------------
 Machinery & Equipment (0.7%)
    17,100 THK Co. Ltd...........................................        824,314
                                                                    ------------
 Retail (2.1%)
     3,500 Ryohin Keikaku Co. Ltd................................        650,681
    12,000 Seven-Eleven Japan Co. Ltd............................      1,760,062
                                                                    ------------
                                                                       2,410,743
                                                                    ------------
 Telecommunications (3.5%)
     5,300 KDD Corp..............................................        625,354
     4,700 Matsushita Communication Industrial Co. Ltd...........        965,979
        35 NTT Data Corp.........................................        657,220
        38 NTT Mobile Communications Network, Inc................      1,292,208
    90,000 OKI Electric Industry Co. Ltd. (b)....................        512,043
                                                                    ------------
                                                                       4,052,804
                                                                    ------------
 Transportation (0.9%)
    35,000 Yamato Transport Co. Ltd..............................      1,049,591
                                                                    ------------
 Utilities--Telecommunications (0.5%)
        40 Nippon Telegraph & Telephone Corp.....................        605,372
                                                                    ------------
                                                                      25,928,662
                                                                    ------------
 Mexico (1.0%)
 Utilities--Telecommunications (1.0%)
    11,100 Telefonos de Mexico SA de CV, ADR.....................      1,182,150
                                                                    ------------
 Netherlands (9.7%)
 Electrical & Electronic (1.4%)
    10,900 Royal Philips Electronics NV..........................      1,610,475
                                                                    ------------
 Electronics (1.9%)
    13,000 STMicroelectronics NV.................................      2,188,875
                                                                    ------------
 Insurance (0.4%)
     5,900 Aegon NV..............................................        423,702
                                                                    ------------
 Semiconductors (1.4%)
    13,600 ASM Lithography Holding NV (b)........................      1,671,950
                                                                    ------------
 Telecommunications (3.8%)
    16,900 Equant NV (b).........................................      1,733,985
    12,100 KPNQwest NV (b).......................................        761,810
    13,600 Royal KPN NV..........................................      1,166,947
     5,800 United Pan-Europe Communications NV (b)...............        737,707
                                                                    ------------
                                                                       4,400,449
                                                                    ------------

                                   Continued

PACIFIC CAPITAL FUNDS
International Stock Fund

                  Schedule of Portfolio Investments, Continued
                          January 31, 2000 (Unaudited)

                                  Security                            Market
  Shares                        Description                           Value
 --------- -----------------------------------------------------   ------------
 Common Stocks, continued
 Netherlands, continued
 Transportation (0.8%)
    37,500 TNT Post Group NV....................................   $    972,276
                                                                   ------------
                                                                     11,267,727
                                                                   ------------
 Portugal (0.8%)
 Telecommunications (0.8%)
    79,400 Portugal Telecom SA..................................        947,748
                                                                   ------------
 Russia (0.3%)
 Oil & Gas Exploration, Production, & Services (0.3%)
     8,700 Lukoil-Holding, ADR..................................        402,375
                                                                   ------------
 Singapore (0.9%)
 Semiconductors (0.9%)
   120,000 Chartered Semiconductor Manufacturing Ltd. (b).......      1,016,298
                                                                   ------------
 South Korea (2.1%)
 Electrical & Electronic (0.6%)
     2,720 Samsung Electronics..................................        675,481
                                                                   ------------
 Telecommunications (0.6%)
     2,500 Dacom Corp. (b)......................................        660,902
                                                                   ------------
 Utilities--Telecommunications (0.9%)
    19,800 Korea Telecom Corp., ADR.............................      1,075,387
                                                                   ------------
                                                                      2,411,770
                                                                   ------------
 Spain (2.3%)
 Foreign Banks (0.8%)
    98,000 Banco Santander Central Hispano SA...................        965,535
                                                                   ------------
 Oil & Gas Exploration, Production, & Services (0.5%)
    28,500 Repsol SA............................................        539,558
                                                                   ------------
 Utilities--Telecommunications (1.0%)
    46,000 Telefonica SA (b)....................................      1,165,656
                                                                   ------------
                                                                      2,670,749
                                                                   ------------
 Sweden (2.6%)
 Insurance (0.8%)
    34,000 Skandia Forsakrings AB...............................        908,657
                                                                   ------------
 Telecommunication Equipment (1.8%)
    29,100 Telefonaktiebolaget LM Ericsson, ADR.................      2,169,768
                                                                   ------------
                                                                      3,078,425
                                                                   ------------
 Switzerland (0.4%)
 Banks (0.4%)
     2,200 UBS AG...............................................        515,296
                                                                   ------------
 Taiwan (1.0%)
 Electronics (1.0%)
    23,592 Taiwan Semiconductor Manufacturing Co. Ltd., ADR (b).      1,220,886
                                                                   ------------

                                  Security                             Market
  Shares                         Description                           Value
 --------- ------------------------------------------------------   ------------
 Common Stocks, continued
 United Kingdom (13.4%)
 Advertising (0.7%)
   128,500 Saatchi & Saatchi PLC.................................   $    798,776
                                                                    ------------
 Aerospace/Defense (0.4%)
    88,760 British Aerospace PLC.................................        476,925
                                                                    ------------
 Beverages (0.4%)
    64,800 Diageo PLC............................................        480,532
                                                                    ------------
 Building Products (0.4%)
    70,200 Hanson PLC............................................        510,905
                                                                    ------------
 Computers (0.9%)
    16,200 CMG PLC...............................................      1,048,243
                                                                    ------------
 Electrical & Electronic (1.8%)
    34,600 ARM Holdings PLC (b)..................................      2,067,225
                                                                    ------------
 Health Care (0.2%)
    91,600 Smith & Nephew PLC....................................        270,595
                                                                    ------------
 Manufacturing--Capital Goods (0.9%)
   225,400 Invensys PLC..........................................      1,095,140
                                                                    ------------
 Metals & Mining (0.9%)
   198,100 Billiton PLC..........................................      1,028,324
                                                                    ------------
 Multimedia (0.8%)
    26,000 Pearson PLC...........................................        890,490
                                                                    ------------
 Oil & Gas Exploration, Production, & Services (0.9%)
   148,600 Shell Transport & Trading Co. PLC.....................      1,073,659
                                                                    ------------
 Pharmaceuticals (1.1%)
    30,200 Shire Pharmaceuticals Group PLC, ADR (b)..............      1,228,763
                                                                    ------------
 Steel (0.5%)
   290,700 Corus Group PLC.......................................        574,859
                                                                    ------------
 Telecommunication Equipment (0.8%)
    66,600 Marconi PLC...........................................        978,585
                                                                    ------------
 Telecommunications (2.2%)
    30,900 British Telecommunications PLC........................        596,522
    18,500 COLT Telecom Group PLC (b)............................        880,407
    70,600 Thus PLC (b)..........................................        455,454
   110,200 Vodafone AirTouch PLC.................................        607,319
                                                                    ------------
                                                                       2,539,702
                                                                    ------------
 Utilities--Gas (0.5%)
   106,600 BG Group PLC..........................................        544,714
                                                                    ------------
                                                                      15,607,437
                                                                    ------------
 United States (3.2%)
 Electronics (0.7%)
    16,200 Flextronics International Ltd. (b)....................        804,938
                                                                    ------------
 Oil & Gas Exploration, Production, & Services (1.1%)
    20,900 Schlumberger Ltd......................................      1,276,206
                                                                    ------------

                                   Continued

PACIFIC CAPITAL FUNDS
International Stock Fund

                  Schedule of Portfolio Investments, Continued
                          January 31, 2000 (Unaudited)

                                  Security                             Market
  Shares                         Description                           Value
 --------- ------------------------------------------------------   ------------
 Common Stocks, continued
 United States, continued
 Telecommunications (1.4%)
    37,600 Global TeleSystems Group, Inc. (b)....................   $    937,649
     5,400 NTL, Inc. (b).........................................        679,388
                                                                    ------------
                                                                       1,617,037
                                                                    ------------
                                                                       3,698,181
                                                                    ------------
  Total Common Stocks (Cost $80,561,828)                             111,140,108
                                                                    ------------

                                  Security                             Market
  Shares                         Description                           Value
 --------- ------------------------------------------------------   ------------
 Cash Sweep (3.2%)
 United States (3.2%)
 3,775,593 Union Bank of California Money Market Fund............   $  3,775,593
                                                                    ------------
  Total Cash Sweep (Cost $3,775,593)                                   3,775,593
                                                                    ------------
  Total Investments (Cost $84,337,421) (a)--98.5%                    114,915,701
  Other assets in excess of liabilities--1.5%                          1,785,324
                                                                    ------------
  Total Net Assets--100.0%                                          $116,701,025
                                                                    ============

--------
Forward Currency Contracts:

                                                                    Unrealized
                                 Delivery  Contract     Market    Appreciation/
   Currency                        Date     Value       Value     (Depreciation)
   --------                      -------- ----------  ----------  --------------
   Short Contracts:
   British Pound................  2/1/00    (925,712)   (916,328)      9,384
                                  2/2/00     (74,727)    (74,082)        645
                                  2/3/00     (83,576)    (83,752)       (176)
   Euro Dollar..................  2/1/00    (126,041)   (126,609)       (568)
                                 2/29/00  (1,132,232) (1,111,466)     20,766
   Japanese Yen.................  2/1/00    (906,480)   (891,900)     14,580
                                          ----------  ----------     -------
   Total Short Contracts........          (3,248,768) (3,204,137)     44,631
                                          ----------  ----------     -------
   Long Contracts:
   British Pound................  2/1/00     597,638     591,039      (6,599)
                                  2/2/00     170,625     168,535      (2,090)
   Euro Dollar.................. 2/29/00     625,016     608,468     (16,548)
                                          ----------  ----------     -------
   Total Long Contracts.........           1,393,279   1,368,042     (25,237)
                                          ----------  ----------     -------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.. $33,511,647
   Unrealized depreciation..  (2,933,367)
                             -----------
   Net unrealized
    appreciation............ $30,578,280
                             ===========

(b) Non-income producing security.
ADR--American Depository Receipt
GDR--Global Depository Receipt
PLC--Public Limited Company

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
Value Fund

                       Schedule of Portfolio Investments
                          January 31, 2000 (Unaudited)

                                  Security                             Market
  Shares                         Description                           Value
 --------- ------------------------------------------------------   ------------
 Common Stocks (95.4%)
 Aerospace/Defense (0.9%)
    29,950 United Technologies Corp..............................   $  1,585,478
                                                                    ------------
 Automotive (1.1%)
    38,045 Ford Motor Co.........................................      1,892,739
                                                                    ------------
 Banks (6.1%)
    35,050 Bank of America Corp..................................      1,697,734
    92,300 Bank of New York Co., Inc.............................      3,749,687
    42,750 Chase Manhattan Corp..................................      3,438,703
    30,000 Hibernia Corp.........................................        315,000
    24,000 Mellon Financial Corp.................................        823,500
    27,000 Peoples Heritage Financial Group, Inc.................        396,563
                                                                    ------------
                                                                      10,421,187
                                                                    ------------
 Beverages (1.7%)
    42,000 Anheuser Busch Cos., Inc..............................      2,835,000
                                                                    ------------
 Business Equipment & Services (2.8%)
    24,000 Comdisco, Inc.........................................        801,000
    74,000 Deluxe Corp...........................................      1,979,500
    41,300 Pitney Bowes, Inc.....................................      2,023,700
                                                                    ------------
                                                                       4,804,200
                                                                    ------------
 Chemicals (2.4%)
    10,000 Dow Chemical Co.......................................      1,165,000
    49,262 E.I. du Pont de Nemours & Co..........................      2,906,458
                                                                    ------------
                                                                       4,071,458
                                                                    ------------
 Computers & Peripherals (5.7%)
   100,000 ATI Technologies, Inc. (b)............................      1,193,750
    50,000 Compaq Computer Corp..................................      1,368,750
    25,000 Hewlett-Packard Co....................................      2,706,250
    19,800 Sun Microsystems, Inc. (b)............................      1,555,538
    49,000 Symbol Technologies, Inc..............................      2,924,687
                                                                    ------------
                                                                       9,748,975
                                                                    ------------
 Construction (0.5%)
    20,000 MasTec, Inc. (b)......................................        923,750
                                                                    ------------
 Consumer Goods & Services (0.5%)
    30,000 Newell Rubbermaid, Inc................................        900,000
                                                                    ------------
 Electrical Equipment (0.4%)
    20,000 Molex, Inc. Class A...................................        765,000
                                                                    ------------
 Electronic Components/Instruments (2.9%)
    21,000 Motorola, Inc.........................................      2,871,749
    14,930 Texas Instruments, Inc................................      1,610,574
     7,500 Veeco Instruments, Inc. (b)...........................        411,563
                                                                    ------------
                                                                       4,893,886
                                                                    ------------
 Entertainment (1.4%)
    66,700 Walt Disney Co........................................      2,422,044
                                                                    ------------
 Financial Services (14.0%)
    10,000 CCB Financial Corp....................................        435,000

                                  Security                             Market
  Shares                         Description                           Value
 --------- ------------------------------------------------------   ------------
 Common Stocks, continued
 Financial Services, continued
    94,500 Citigroup, Inc........................................   $  5,427,843
   115,601 Fleet Boston Financial Corp...........................      3,634,206
    46,670 Freddie Mac...........................................      2,342,251
    49,035 Kansas City Southern Industries, Inc..................      3,392,609
    35,000 MBNA Corp.............................................        883,750
    22,500 Mercantile Bankshares Corp............................        655,313
    50,370 Morgan Stanley Dean Witter & Co.......................      3,337,013
    95,660 Wells Fargo Co........................................      3,826,399
                                                                    ------------
                                                                      23,934,384
                                                                    ------------
 Health Care (0.4%)
    36,000 McKesson HBOC, Inc....................................        740,250
                                                                    ------------
 Insurance (2.9%)
    39,750 American International Group, Inc.....................      4,138,968
    15,650 Chubb Corp............................................        880,313
                                                                    ------------
                                                                       5,019,281
                                                                    ------------
 Manufacturing (1.9%)
    35,500 Illinois Tool Works, Inc..............................      2,076,750
    12,000 Minnesota Mining & Manufacturing Co...................      1,123,500
                                                                    ------------
                                                                       3,200,250
                                                                    ------------
 Medical Supplies (1.4%)
    36,860 Baxter International, Inc.............................      2,354,433
                                                                    ------------
 Medical--Biotechnology (0.9%)
    25,200 Amgen, Inc. (b).......................................      1,604,925
                                                                    ------------
 Metal & Mineral Production (0.4%)
    20,000 Barrick Gold Corp.....................................        327,500
    40,000 Placer Dome, Inc......................................        360,000
                                                                    ------------
                                                                         687,500
                                                                    ------------
 Oil & Gas--Exploration & Production Services (17.2%)
    22,000 Atlantic Richfield Co.................................      1,694,000
    19,800 Chevron Corp..........................................      1,654,538
    69,969 Exxon Mobil Corp......................................      5,842,411
   104,375 Global Marine, Inc. (b)...............................      1,859,180
    35,000 Murphy Oil Corp.......................................      2,008,124
    27,000 Royal Dutch Petroleum Co..............................      1,486,688
    26,297 Schlumberger Ltd......................................      1,605,761
    53,100 Ultramar Diamond Shamrock Corp........................      1,161,563
   153,250 USX-Marathon Group....................................      3,936,608
    50,000 Valero Energy Corp....................................      1,134,375
    22,200 Weatherford International, Inc. (b)...................        833,888
   155,625 Williams Cos., Inc....................................      6,030,468
                                                                    ------------
                                                                      29,247,604
                                                                    ------------
 Paper Products (0.8%)
    25,000 Temple-Inland, Inc....................................      1,398,438
                                                                    ------------
 Pharmaceuticals (0.7%)
    25,500 American Home Products Corp...........................      1,200,094
                                                                    ------------

                                   Continued

PACIFIC CAPITAL FUNDS
Value Fund

                  Schedule of Portfolio Investments, Continued
                          January 31, 2000 (Unaudited)

                                  Security                             Market
  Shares                         Description                           Value
 --------- ------------------------------------------------------   ------------
 Common Stocks, continued
 Publishing (0.4%)
    10,000 Gannett Co. Inc.......................................   $    695,000
                                                                    ------------
 Raw Materials (1.7%)
    85,000 Bethlehem Steel Corp. (b).............................        579,063
    91,000 USX-U.S. Steel Group, Inc.............................      2,263,625
                                                                    ------------
                                                                       2,842,688
                                                                    ------------
 Real Estate (0.9%)
    86,525 Healthcare Realty Trust, Inc..........................      1,546,634
                                                                    ------------
 Retail (2.7%)
    33,050 Lowe's Cos., Inc......................................      1,474,856
    46,200 Target Corp...........................................      3,052,088
                                                                    ------------
                                                                       4,526,944
                                                                    ------------
 Retail--General Merchandise (0.9%)
    30,000 Costco Companies, Inc.................................      1,468,125
                                                                    ------------
 Savings & Loans (0.3%)
    17,325 Washington Mutual, Inc................................        439,622
                                                                    ------------
 Semiconductors (0.4%)
    10,000 Teradyne, Inc. (b)....................................        647,500
                                                                    ------------
 Software & Computer Services (0.8%)
    24,500 BMC Software, Inc. (b)................................        927,937
    15,000 Legato Systems, Inc. (b)..............................        377,813
                                                                    ------------
                                                                       1,305,750
                                                                    ------------
 Telecommunications--Services and Equipment (5.6%)
   104,000 Cabletron Systems, Inc. (b)...........................      2,671,500
    20,000 Global Crossing Ltd. (b)..............................      1,015,000
    48,180 Nortel Networks Corp..................................      4,607,213
    16,000 Scientific-Atlanta, Inc...............................      1,233,000
                                                                    ------------
                                                                       9,526,713
                                                                    ------------

                                  Security                             Market
  Shares                         Description                           Value
 --------- ------------------------------------------------------   ------------
 Common Stocks, continued
 Television (1.5%)
    43,000 CBS Corp. (b).........................................   $  2,507,438
                                                                    ------------
 Tobacco & Tobacco Products (0.8%)
    62,000 Philip Morris Cos., Inc...............................      1,298,125
                                                                    ------------
 Toys (0.8%)
    95,910 Hasbro, Inc...........................................      1,438,650
                                                                    ------------
 Utilities--Gas (0.8%)
    50,000 Kinder Morgan, Inc....................................      1,315,625
                                                                    ------------
 Utilities--Telecommunications (10.8%)
    37,620 ALLTEL Corp...........................................      2,511,135
    36,675 CenturyTel, Inc.......................................      1,402,819
    55,764 GTE Corp..............................................      4,088,197
    48,255 MCI Worldcom, Inc. (b)................................      2,216,714
    41,625 MediaOne Group, Inc. (b)..............................      3,309,188
    59,000 Sprint Corp...........................................      3,816,562
     9,000 Sprint Corp. (PCS Group)..............................        990,563
                                                                    ------------
                                                                      18,335,178
                                                                    ------------
  Total Common Stocks (Cost $153,048,745)                            162,544,868
                                                                    ------------
 Depositary Receipts (2.8%)
    34,500 S&P 500 Depositary Receipt............................      4,810,594
                                                                    ------------
  Total Depositary Receipts (Cost $4,925,971)                          4,810,594
                                                                    ------------
 Investment Companies (1.2%)
 2,029,966 The One Group Prime Money Market Fund (I Shares)......      2,029,966
                                                                    ------------
  Total Investment Companies (Cost $2,029,966)                         2,029,966
                                                                    ------------
  Total Investments (Cost $160,004,682)
   (a)--99.4%                                                        169,385,428
  Other assets in excess of liabilities--0.6%                            994,438
                                                                    ------------
  Total Net Assets--100.0%                                          $170,379,866
                                                                    ============

--------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.  $19,178,534
   Unrealized depreciation.   (9,797,788)
                             -----------
   Net unrealized
   appreciation............  $ 9,380,746
                             ===========

(b)  Non-income producing security.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
Small Cap Fund

                       Schedule of Portfolio Investments
                          January 31, 200 (Unaudited)

                                   Security                            Market
  Shares                         Description                            Value
 --------- -------------------------------------------------------   -----------

 Common Stocks (95.6%)
 Aerospace/Defense (3.2%)
     8,700 Alliant Techsystems, Inc. (b)..........................   $   564,412
    20,800 BE Aerospace, Inc. (b).................................       182,325
    38,300 Kaman Corp.............................................       368,638
                                                                     -----------
                                                                       1,115,375
                                                                     -----------
 Airlines (1.2%)
    41,800 Frontier Airlines, Inc. (b)............................       431,063
                                                                     -----------
 Animal Hospital (1.0%)
    31,900 Veterinary Centers of America, Inc. (b)................       345,916
                                                                     -----------
 Apparel (2.2%)
    30,800 Cato Corp..............................................       315,700
    26,000 Kellwood Co............................................       458,250
                                                                     -----------
                                                                         773,950
                                                                     -----------
 Automotive Parts (1.2%)
    18,100 Arvin Industries, Inc..................................       419,694
                                                                     -----------
 Banks (9.3%)
    10,600 City National Corp.....................................       369,675
    28,300 Colonial BancGroup, Inc................................       268,850
    16,500 Community Bank System, Inc.............................       379,500
    19,000 Community First Bankshares, Inc........................       262,438
    18,730 F.N.B. Corp............................................       412,059
    13,100 First Essex Bancorp, Inc...............................       184,219
    16,600 First Republic Bank, Inc. (b)..........................       325,775
    14,888 Imperial Bancorp (b)...................................       400,115
    12,400 Parkvale Financial Corp................................       201,888
    29,500 Peoples Heritage Financial Group, Inc..................       433,280
                                                                     -----------
                                                                       3,237,799
                                                                     -----------
 Building & Construction (4.1%)
    10,300 Ameron International Corp..............................       401,699
    18,900 Beazer Homes USA, Inc. (b).............................       347,288
    19,200 NCI Building Systems, Inc..............................       290,400
     8,300 NVR, Inc. (b)..........................................       375,575
                                                                     -----------
                                                                       1,414,962
                                                                     -----------
 Building--Mobile Homes (1.2%)
    25,500 National R.V. Holdings, Inc. (b).......................       417,563
                                                                     -----------
 Chemicals (2.9%)
    21,000 Ferro Corp.............................................       409,500
    37,600 International Specialty Products, Inc. (b).............       267,900
     9,100 OM Group, Inc..........................................       342,388
                                                                     -----------
                                                                       1,019,788
                                                                     -----------
 Commercial Services (0.5%)
    10,800 Central Parking Corp...................................       162,000
                                                                     -----------

                                   Security                            Market
  Shares                         Description                            Value
 --------- -------------------------------------------------------   -----------

 Common Stocks, continued
 Computers & Peripherals (2.6%)
     8,000 NeoMagic Corp. (b).....................................   $    73,500
    29,600 Pomeroy Computer Resources, Inc. (b)...................       481,000
    15,700 Tech Data Corp. (b)....................................       349,816
                                                                     -----------
                                                                         904,316
                                                                     -----------
 Consumer Goods & Services (2.8%)
    48,600 Central Garden & Pet Co. (b)...........................       502,706
    18,200 Nu Skin Enterprises, Inc. (b)..........................       152,425
     9,700 Toro Co................................................       329,194
                                                                     -----------
                                                                         984,325
                                                                     -----------
 Electrical Equipment (2.4%)
    46,400 Checkpoint Systems, Inc. (b)...........................       513,300
    16,800 Emcor Group, Inc (b)...................................       305,550
                                                                     -----------
                                                                         818,850
                                                                     -----------
 Electronic & Electrical (2.0%)
    10,700 Benchmark Electronics, Inc. (b)........................       269,506
    31,900 Pioneer-Standard Electronics, Inc......................       435,136
                                                                     -----------
                                                                         704,642
                                                                     -----------
 Electronic Components/Instruments (1.8%)
    17,000 PSC, Inc. (b)..........................................       136,000
    13,150 Vishay Intertechnology, Inc. (b).......................       489,838
                                                                     -----------
                                                                         625,838
                                                                     -----------
 Financial Services (0.3%)
    28,900 Resource Bancshares Mortgage Group, Inc................       118,309
                                                                     -----------
 Food Processing & Packaging (1.2%)
    11,900 Dean Foods Co..........................................       403,856
                                                                     -----------
 Gas Distribution (3.7%)
    31,600 Energen Corp...........................................       545,099
    10,200 NUI Corp...............................................       283,688
    22,100 UGI Corp...............................................       469,625
                                                                     -----------
                                                                       1,298,412
                                                                     -----------
 Health Care (1.0%)
    11,600 Trigon Healthcare, Inc. (b)............................       353,075
                                                                     -----------
 Heavy Machinery--Industrial, Farm, Construction (2.4%)
     9,900 NACCO Industries, Inc..................................       502,425
    19,300 Scott Technologies, Inc................................       328,100
                                                                     -----------
                                                                         830,525
                                                                     -----------
 Hotels & Lodging (1.0%)
    45,300 Prime Hospitality Corp. (b)............................       356,738
                                                                     -----------
 Identification Systems (1.4%)
    56,800 Paxar Corp. (b)........................................       489,900
                                                                     -----------

                                   Continued

PACIFIC CAPITAL FUNDS
Small Cap Fund

                  Schedule of Portfolio Investments, Continued
                          January 31, 2000 (Unaudited)

                                   Security                            Market
  Shares                         Description                            Value
 --------- -------------------------------------------------------   -----------

 Common Stocks, continued
 Insurance (3.1%)
    13,668 Delphi Financial Group, Inc. (b).......................   $   451,043
    19,000 Enhance Financial Services Group, Inc..................       264,813
    19,400 LandAmerica Financial Group, Inc.......................       345,563
                                                                     -----------
                                                                       1,061,419
                                                                     -----------
 Machinery--Farm (1.3%)
    24,300 Gehl Co................................................       452,588
                                                                     -----------
 Manufacturing (2.4%)
    39,900 Esterline Technologies Corp. (b).......................       446,381
    20,400 Smith A.O. Corp........................................       401,625
                                                                     -----------
                                                                         848,006
                                                                     -----------
 Medical Supplies (1.3%)
     8,500 Beckman Coulter, Inc...................................       444,656
                                                                     -----------
 Metal & Mineral Production (2.3%)
    33,200 Intermet Corp..........................................       377,650
    12,400 Mueller Industries, Inc. (b)...........................       408,425
                                                                     -----------
                                                                         786,075
                                                                     -----------
 Metals (0.8%)
    12,700 Quanex Corp............................................       274,638
                                                                     -----------
 Oil & Gas--Exploration & Production Services (3.4%)
    27,200 Gulf Island Fabrication, Inc. (b)......................       275,400
    16,900 Noble Affiliates, Inc..................................       339,055
    24,300 Swift Energy Co. (b)...................................       268,819
    12,800 Valero Energy Corp.....................................       290,400
                                                                     -----------
                                                                       1,173,674
                                                                     -----------
 Oilfield Equipment & Services (2.8%)
    54,500 Newpark Resources, Inc. (b)............................       344,031
    10,200 Tidewater, Inc.........................................       290,063
    27,400 Tuboscope, Inc. (b)....................................       356,200
                                                                     -----------
                                                                         990,294
                                                                     -----------
 Paper Products (1.5%)
    42,000 P.H. Glatfelter and Co.................................       517,125
                                                                     -----------
 Printing & Publishing (1.2%)
    21,800 Banta Corp.............................................       414,200
                                                                     -----------
 Real Estate (6.5%)
    13,900 CarrAmerica Realty Corp................................       301,455
     7,700 Centerpoint Properties Corp............................       272,869
    10,400 Chateau Communities, Inc...............................       273,000
    12,000 Colonial Properties Trust..............................       294,750
    13,100 Macerich Co............................................       295,569
    11,600 Shurgard Storage Centers, Inc..........................       258,100
    15,000 Summit Properties, Inc.................................       285,000
    23,600 Taubman Centers, Inc...................................       264,025
                                                                     -----------
                                                                       2,244,768
                                                                     -----------

                                   Security                            Market
  Shares                         Description                            Value
 --------- -------------------------------------------------------   -----------

 Common Stocks, continued
 Retail (3.2%)
    17,700 Neiman-Marcus Group, Inc., Class A (b).................   $   432,544
    17,300 Shopko Stores, Inc. (b)................................       316,806
    24,400 Value City Department Stores, Inc. (b).................       373,625
                                                                     -----------
                                                                       1,122,975
                                                                     -----------
 Shipbuilding (1.3%)
    17,800 Newport News Shipbuilding, Inc.........................       449,450
                                                                     -----------
 Software & Computer Services (1.7%)
    13,100 4Front Technologies, Inc. (b)..........................       232,525
    24,300 Mapics Inc. (b)........................................       364,500
                                                                     -----------
                                                                         597,025
                                                                     -----------
 Steel (0.6%)
    20,966 AK Steel Holding Corp..................................       212,281
                                                                     -----------
 Technology--Services (Data Processing) (1.2%)
    12,400 SPS Technologies, Inc. (b).............................       416,950
                                                                     -----------
 Telecommunications (1.1%)
    20,400 RSL Communications Ltd. (b)............................       368,475
                                                                     -----------
 Tobacco & Tobacco Products (1.1%)
    18,200 Universal Corp.........................................       371,963
                                                                     -----------
 Transportation (2.5%)
    29,700 Arkansas Best Corp. (b)................................       352,688
    22,100 Heartland Express, Inc. (b)............................       303,875
    32,000 U.S. Xpress Enterprises, Inc. (b)......................       208,000
                                                                     -----------
                                                                         864,563
                                                                     -----------
 Utilities--Electric (6.9%)
    13,400 Alliant Energy Corp....................................       399,488
    25,100 CMP Group, Inc.........................................       694,955
    14,600 IDACORP, Inc...........................................       490,012
    24,000 Sierra Pacific Resources...............................       384,000
    10,500 TNP Enterprises, Inc...................................       433,125
                                                                     -----------
                                                                       2,401,580
                                                                     -----------
  Total Common Stocks (Cost $35,710,473)                              33,239,601
                                                                     -----------
 Investment Companies (3.9%)
 1,355,441 The One Group Prime Money Market Fund (I Shares).......     1,355,441
                                                                     -----------
  Total Investment Companies (Cost $1,355,441)                         1,355,441
                                                                     -----------
  Total Investments (Cost $37,065,914) (a)--99.5%                     34,595,042
  Other assets in excess of liabilities--0.5%                            169,016
                                                                     -----------
  Total Net Assets--100.0%                                           $34,764,058
                                                                     ===========

--------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.  $ 2,113,778
   Unrealized depreciation.   (4,584,649)
                             -----------
   Net unrealized
   appreciation............  $(2,470,871)
                             ===========

(b)  Non-income producing security.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
Balanced Fund

                       Schedule of Portfolio Investments
                          January 31, 2000 (Unaudited)

 Shares or
 Principal                        Security                             Market
  Amount                         Description                           Value
 --------- ------------------------------------------------------   ------------

 Common Stocks (62.9%)
 Airlines (0.3%)
    35,370 Southwest Airlines Co.................................   $    563,709
                                                                    ------------
 Automotive (0.7%)
    27,390 Ford Motor Co.........................................      1,362,653
                                                                    ------------
 Banking (1.6%)
    19,978 Bank of America Corp..................................        967,684
    28,010 Chase Manhattan Corp..................................      2,253,055
                                                                    ------------
                                                                       3,220,739
                                                                    ------------
 Beverages (1.0%)
     9,510 Anheuser Busch Cos, Inc...............................        641,925
    41,310 PepsiCo, Inc..........................................      1,409,704
                                                                    ------------
                                                                       2,051,629
                                                                    ------------
 Business Equipment & Services (2.4%)
    61,100 Deluxe Corp...........................................      1,634,425
    40,475 Paychex, Inc..........................................      1,783,430
    29,530 Pitney Bowes, Inc.....................................      1,446,970
                                                                    ------------
                                                                       4,864,825
                                                                    ------------
 Computers & Peripherals (8.1%)
    59,706 Cisco Systems, Inc. (b)...............................      6,537,806
    16,730 Dell Computer Corp. (b)...............................        645,151
    44,590 EMC Corp. (b).........................................      4,748,835
    42,500 Sun Microsystems, Inc. (b)............................      3,338,906
    17,360 Symbol Technologies, Inc..............................      1,036,175
                                                                    ------------
                                                                      16,306,873
                                                                    ------------
 Consumer Goods & Services (1.1%)
    13,720 Clorox Co.............................................        655,130
    14,710 Procter & Gamble Co...................................      1,483,871
                                                                    ------------
                                                                       2,139,001
                                                                    ------------
 Diversified Operations (2.1%)
    22,180 Corning, Inc..........................................      3,421,265
    19,520 Tyco International, Ltd...............................        834,480
                                                                    ------------
                                                                       4,255,745
                                                                    ------------
 Electrical & Electronic (2.6%)
    15,920 Sanmina Corp. (b).....................................      1,691,500
    32,330 Texas Instruments, Inc................................      3,487,599
                                                                    ------------
                                                                       5,179,099
                                                                    ------------
 Electrical Equipment (4.5%)
    46,750 American Power Conversion Corp. (b)...................      1,290,008
    16,170 General Electric Co...................................      2,156,673
    11,150 KLA-Tencor Corp. (b)..................................        653,669
     4,900 Motorola, Inc.........................................        670,075
    28,740 Solectron Corp. (b)...................................      2,087,242
    18,150 Teradyne, Inc. (b)....................................      1,175,213
    12,450 Waters Corp. (b)......................................        919,744
                                                                    ------------
                                                                       8,952,624
                                                                    ------------

 Shares or
 Principal                        Security                             Market
  Amount                         Description                           Value
 --------- ------------------------------------------------------   ------------

 Common Stocks, continued
 Entertainment (0.3%)
     7,460 Time Warner, Inc......................................   $    596,334
                                                                    ------------
 Financial Services (5.7%)
    44,720 Capital One Financial Corp............................      1,833,520
    38,340 Charles Schwab Corp...................................      1,382,636
    17,067 Citigroup, Inc........................................        980,286
    23,120 Freddie Mac...........................................      1,160,335
    37,970 Kansas City Southern Industries, Inc..................      2,627,048
    39,640 Morgan Stanley Dean Witter & Co.......................      2,626,150
    31,663 Washington Mutual, Inc................................        803,449
                                                                    ------------
                                                                      11,413,424
                                                                    ------------
 Health Care (0.2%)
    23,750 McKesson HBOC, Inc....................................        488,359
                                                                    ------------
 Insurance (1.6%)
    13,982 American International Group, Inc.....................      1,455,876
    19,655 Marsh & McLennan Cos., Inc............................      1,847,570
                                                                    ------------
                                                                       3,303,446
                                                                    ------------
 Leisure--Recreation, Gaming (0.7%)
    30,660 Carnival Corp.........................................      1,381,616
                                                                    ------------
 Manufacturing (0.3%)
     9,820 Illinois Tool Works, Inc..............................        574,470
                                                                    ------------
 Medical Supplies (0.3%)
     9,780 Baxter International, Inc.............................        624,698
                                                                    ------------
 Medical--Biotechnology (2.0%)
    31,570 Amgen, Inc. (b).......................................      2,010,614
    13,310 PE Biosystems Group...................................      1,993,173
                                                                    ------------
                                                                       4,003,787
                                                                    ------------
 Oil & Gas--Exploration & Production Services (2.8%)
     8,450 Atlantic Richfield Co.................................        650,650
    26,950 Exxon Mobil Corp......................................      2,250,325
    35,700 Schlumberger Ltd......................................        780,938
    35,700 Ultramar Diamond Shamrock Corp........................        780,938
    34,120 Williams Cos., Inc....................................      1,322,150
                                                                    ------------
                                                                       5,676,361
                                                                    ------------
 Pharmaceuticals (4.5%)
     8,410 Biogen, Inc. (b)......................................        725,363
    66,130 Elan Corp. PLC, ADR (b)...............................      1,988,033
    26,070 Lilly (Eli) & Co......................................      1,743,431
    17,010 Merck & Co., Inc......................................      1,340,601
    43,420 Schering-Plough Corp..................................      1,910,480
    14,045 Warner-Lambert Co.....................................      1,333,397
                                                                    ------------
                                                                       9,041,305
                                                                    ------------
 Publishing (0.9%)
    31,460 McGraw-Hill Cos., Inc.................................      1,763,726
                                                                    ------------

                                   Continued

PACIFIC CAPITAL FUNDS
Balanced Fund

                  Schedule of Portfolio Investments, Continued
                          January 31, 2000 (Unaudited)

  Shares
    or
 Principal                        Security                            Market
  Amount                        Description                           Value
 --------- -----------------------------------------------------   ------------

 Common Stocks, continued
 Real Estate (0.3%)
    10,000 Franchise Finance Corp. of America...................   $    240,000
    20,330 Healthcare Realty Trust, Inc.........................        363,399
                                                                   ------------
                                                                        603,399
                                                                   ------------
 Restaurants (0.5%)
    31,410 Starbucks Corp. (b)..................................      1,005,120
                                                                   ------------
 Retail (5.7%)
    19,960 Circuit City Stores, Inc.............................        768,460
    30,840 Costco Wholesale Corp. (b)...........................      1,509,233
    57,938 Gap, Inc.............................................      2,589,103
    13,500 Kohl's Corp. (b).....................................        946,688
    36,940 Lowe's Cos., Inc.....................................      1,648,447
    15,850 Tiffany & Co.........................................      1,172,900
    50,050 Wal-Mart Stores, Inc.................................      2,740,237
                                                                   ------------
                                                                     11,375,068
                                                                   ------------
 Retail-Food Chain (0.2%)
    12,920 Safeway, Inc. (b)....................................        493,383
                                                                   ------------
 Semiconductors (2.5%)
    22,980 Applied Materials, Inc. (b)..........................      3,154,006
    12,010 Intel Corp...........................................      1,188,239
    14,210 Xilinx, Inc. (b).....................................        650,108
                                                                   ------------
                                                                      4,992,353
                                                                   ------------
 Software & Computer Services (2.9%)
    15,650 America Online, Inc. (b).............................        891,072
    25,360 BMC Software, Inc. (b)...............................        960,510
    75,820 Compuware Corp. (b)..................................      1,606,436
    25,070 Microsoft Corp. (b)..................................      2,453,726
                                                                   ------------
                                                                      5,911,744
                                                                   ------------
 Telecommunications--Services and Equipment (7.1%)
    39,900 ALLTEL Corp..........................................      2,663,325
    30,875 AT&T Corp............................................      1,628,656
    29,625 CenturyTel, Inc......................................      1,133,156
    10,980 GTE Corp.............................................        804,971
    38,340 MCI WorldCom, Inc. (b)...............................      1,761,244
    40,010 Nortel Networks Corp.................................      3,825,956
     9,770 Sprint Corp..........................................        631,997
    35,430 Tellabs, Inc. (b)....................................      1,913,220
                                                                   ------------
                                                                     14,362,525
                                                                   ------------
  Total Common Stocks (Cost $86,843,805)                            126,508,015
                                                                   ------------
 Asset Backed Securities (0.6%)
 Financial Services (0.6%)
 1,300,000 Chemical Master Credit Card Trust, Series 1996-1,
            Class A, 5.55%, 9/15/03.............................      1,285,310
                                                                   ------------
  Total Asset Backed Securities (Cost $1,269,191)                     1,285,310
                                                                   ------------

 Shares or
 Principal                        Security                            Market
  Amount                        Description                           Value
 --------- -----------------------------------------------------   ------------

 Corporate Bonds (13.2%)
 Banking--Foreign (0.6%)
 1,000,000 Abbey National PLC, 6.69%, 10/17/05..................   $    956,250
   325,000 Bayerische Landesbank-NY, 6.20%, 2/9/06, Callable
            2/9/03 @ 100........................................        302,250
                                                                   ------------
                                                                      1,258,500
                                                                   ------------
 Beverages & Tobacco (0.5%)
 1,000,000 Bass North America, Inc., 6.63%, 3/1/03..............        972,500
                                                                   ------------
 Entertainment (0.9%)
 2,000,000 Walt Disney Co., 5.13%, 12/15/03.....................      1,855,000
                                                                   ------------
 Financial Services (7.3%)
 1,000,000 Federal Home Loan Bank, 6.03%, 11/06/02..............        975,670
   500,000 Ford Motor Credit Co., 6.13%, 4/28/03................        481,250
 2,000,000 Ford Motor Credit Co., 5.80%, 1/12/09................      1,757,500
 2,000,000 Freddie Mac, 5.00%, 1/15/04..........................      1,852,720
   515,000 JP Morgan & Co., 7.25%, 1/15/02......................        513,069
 1,300,000 JP Morgan & Co., 6.25%, 1/15/09......................      1,168,375
 2,000,000 Merrill Lynch & Co., 6.00%, 2/12/03..................      1,920,000
 1,000,000 Merrill Lynch & Co., 6.55%, 8/1/04...................        961,250
 1,200,000 Merrill Lynch & Co., 6.00%, 2/17/09..................      1,066,500
 1,000,000 Norwest Financial, Inc., 6.38%, 11/15/03.............        965,000
 1,583,288 Small Business Administration Corp., 6.70%, 3/1/16...      1,507,619
 1,500,000 Transamerica Financial Corp., 6.38%, 11/15/01........      1,475,625
                                                                   ------------
                                                                     14,644,578
                                                                   ------------
 Food Processing & Packaging (0.2%)
   500,000 Campbell Soup Co., 5.63%, 9/15/03, Callable 9/15/00 @
            100.................................................        473,125
                                                                   ------------
 Household Products (1.5%)
 3,000,000 Procter & Gamble Co., 6.60%, 12/15/04................      2,913,750
                                                                   ------------
 Pharmaceuticals (1.2%)
 1,467,000 Lilly (Eli) & Co., 6.25%, 3/15/03....................      1,421,156
 1,000,000 Warner-Lambert Co., 6.63%,
            9/15/02.............................................        986,250
                                                                   ------------
                                                                      2,407,406
                                                                   ------------
 Retail (0.5%)
 1,000,000 Wal-Mart Stores, Inc., 7.50%, 5/15/04................      1,005,000
                                                                   ------------

                                   Continued

PACIFIC CAPITAL FUNDS
Balanced Fund

                  Schedule of Portfolio Investments, Continued
                          January 31, 2000 (Unaudited)

 Shares or
 Principal                        Security                            Market
  Amount                        Description                           Value
 --------- -----------------------------------------------------   ------------

 Corporate Bonds, continued
 Telecommunications--Services and Equipment (0.5%)
 1,000,000 Pacific Bell, 6.25%, 3/1/05..........................   $    947,500
                                                                   ------------
  Total Corporate Bonds (Cost $27,931,452)                           26,477,359
                                                                   ------------
 Medium Term/Senior Notes (2.2%)
 Chemicals (2.0%)
 4,000,000 E.I. du Pont de Nemours & Co., 6.00%, 3/6/13,
            Callable 3/6/03
            @ 100...............................................      3,845,000
                                                                   ------------
 Financial Service (0.2%)
   500,000 Bell Atlantic Financial Services, 6.25%, 06/1/00.....        499,030
                                                                   ------------
  Total Medium Term/Senior Notes (Cost $4,606,227)                    4,344,030
                                                                   ------------
 U.S. Government Agencies (3.2%)
 Federal National Mortgage Association (1.4%)
 1,000,000 5.75%, 6/15/05.......................................        936,230
 2,000,000 6.00%, 5/15/08.......................................      1,840,140
                                                                   ------------
                                                                      2,776,370
                                                                   ------------
 Financial Services (0.5%)
 1,000,000 Private Export Funding, 5.50%, 3/15/01...............        987,500
                                                                   ------------
 Tennessee Valley Authority (1.3%)
 3,000,000 5.38%, 11/13/08......................................      2,626,590
                                                                   ------------
  Total U.S. Government Agencies (Cost $7,186,881)                    6,390,460
                                                                   ------------

 Shares or
 Principal                        Security                             Market
  Amount                         Description                           Value
 --------- ------------------------------------------------------   ------------

 U.S. Treasury Bonds (8.0%)
   950,000 9.38%, 2/15/06........................................   $  1,072,949
   295,000 12.00%, 8/15/13.......................................        391,291
 3,455,000 7.25%, 5/15/16........................................      3,630,583
 6,345,000 7.13%, 2/15/23........................................      6,689,787
 4,500,000 6.25%, 8/15/23........................................      4,292,325
                                                                    ------------
  Total U.S. Treasury Bonds (Cost $16,718,767)                        16,076,935
                                                                    ------------
 U.S. Treasury Notes (5.0%)
 2,220,000 6.38%, 5/15/00........................................      2,223,463
 2,400,000 5.50%, 12/31/00.......................................      2,382,024
 1,480,000 6.25%, 2/15/03........................................      1,462,299
   600,000 7.25%, 5/15/04........................................        611,136
 2,675,000 6.50%, 5/15/05........................................      2,645,308
   800,000 6.25%, 2/15/07........................................        778,720
                                                                    ------------
  Total U.S. Treasury Notes (Cost $10,187,677)                        10,102,950
                                                                    ------------
 Depositary Receipts (1.1%)
    16,390 S&P 500 Depositary Receipt............................      2,285,381
                                                                    ------------
  Total Depositary Receipts (Cost $2,171,179)                          2,285,381
                                                                    ------------
 Investment Company (3.2%)
 6,338,384 The One Group Prime Money Market Fund (I Shares) .....      6,338,384
                                                                    ------------
  Total Investment Company (Cost $6,338,384)                           6,338,384
                                                                    ------------
  Total Investments (Cost $163,253,563) (a)--99.4%                   199,808,824
  Other assets in excess of liabilities--0.6%                          1,234,337
                                                                    ------------
  Total Net Assets--100.0%                                          $201,043,161
                                                                    ============

--------
(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.... $43,385,850
   Unrealized depreciation....  (6,830,589)
                               -----------
   Net unrealized
   appreciation............... $36,555,261
                               ===========

(b) Non-income producing security.
ADR--American Depository Receipt
PLC--Public Limited Company
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                               January 31, 2000
                                  (Unaudited)

1.Organization

 Pacific Capital Funds (the "Trust") was organized on October 30, 1992, and is registered under the Investment Company Act of 1940, as amended, ("the 1940 Act"), as an open-end management investment company established as a Massachusetts business trust. The Trust currently consists of the following investment portfolios (individually, a "Fund" and collectively, the "Funds"): Growth Stock Fund, U.S. Treasury Securities Fund, Short Intermediate U.S. Treasury Securities Fund, Growth and Income Fund, Diversified Fixed Income Fund, Tax-Free Securities Fund, Tax-Free Short Intermediate Securities Fund, New Asia Growth Fund, International Stock Fund, Value Fund, Small Cap Fund, and Balanced Fund. The Trust is authorized to issue an unlimited number of shares without par value in three classes of shares for each Fund: Class A (formerly known as Retail Class), Class B and Class Y (formerly known as Institutional Class). The Class Y shares commenced operations on October 14, 1994 when the Trust identified those Institutional Shareholders that were part of Class A (as of October 13,
 1994) and transferred the Shareholders into Class Y. As of January 31, 2000, Growth Stock Fund, Growth and Income Fund, New Asia Growth Fund, Diversified Fixed Income Fund, Tax-Free Securities Fund, International Stock Fund, Value Fund, Small Cap Fund, and Balanced Fund have issued Class B shares. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) fees paid by Class A and B shares, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares.

 The Funds' investment objectives are as follows: Growth Stock Fund seeks primarily long-term capital appreciation and secondarily, dividend income. Growth and Income Fund and Balanced Fund seek primarily current income and secondarily long-term capital appreciation. New Asia Growth Fund and International Stock Fund seek long-term capital appreciation. Diversified Fixed Income Fund seeks a high level of current income. U.S. Treasury Securities Fund and Short Intermediate U.S. Treasury Securities Fund seek primarily a high level of current income consistent with prudent risk of capital and secondarily, capital appreciation. Tax-Free Securities Fund seeks a high level of current income exempt from federal and Hawaii income taxes. Tax-Free Short Intermediate Securities Fund seeks a high level of current income exempt from federal and Hawaii income taxes with a greater stability in price than a long-term bond fund. Value Fund seeks to provide long-term capital appreciation and secondarily, current income. Small Cap Fund seeks long-term capital appreciation.

2.Significant Accounting Policies

 The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

 Securities Valuation

 Investments of the Funds for which the primary market is a national securities exchange or the National Association of Securities Dealers Automated Quotation National Market System ("NASDAQ") are valued at last reported sale price on the day of valuation. In the absence of any sale of such securities on the valuation date, the valuations are based on the mean of the latest quoted bid and asked prices. Securities, including thinly traded, unlisted, and restricted securities, for which market quotations are not readily available, are valued at fair market value by Pacific Century Trust (the "Adviser") under the supervision of the Trust's Board of Trustees. Investments in investment companies are valued at their respective net asset values as reported by such companies. Money market instruments and other debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Investments in foreign securities, currency holdings and other assets and liabilities of New Asia Growth Fund and International Stock Fund are valued based on quotations from the primary market in which they are traded and translated from the local currency into U.S. dollars using current exchange rates. The differences between the costs and market values of securities are reflected as either unrealized appreciation or depreciation.
                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 2000
                                  (Unaudited)


 Securities Transactions and Related Income

 Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date and is reduced by applicable foreign taxes withheld. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

 Foreign Currency Translation:

 The New Asia Growth Fund and International Stock Fund isolate that portion of the results of operations resulting from changes in currency exchange rates from the fluctuation arising from changes in market prices of securities held.

 Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions. Reported net realized foreign exchange gains or losses arise from sales and maturities of portfolio securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized foreign currency appreciation or depreciation arises from changes in the values of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

 Risks Associated with Foreign Securities and Currencies:

 Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

 Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the New Asia Growth Fund and International Stock Fund and, to a lesser extent, Growth Fund, Growth and Income Fund and Value Fund and may result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

 Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of applicable countries' tax rules and rates.

 Forward Currency Exchange Contracts:

 The New Asia Growth Fund and International Stock Fund may from time to time enter into foreign currency exchange transactions to convert to and from different foreign currencies. These Funds may enter into currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward currency contracts to purchase or to sell foreign currencies. A forward foreign currency contract is an obligation by a Fund to purchase or to sell a specific currency at a future date at a price set at the time of the contract. These Funds may use forward foreign currency exchange contracts in order to protect against uncertainty in fluctuations of future foreign exchange rates. The use of such forward contracts is limited to hedging against movements in the value of foreign currencies relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty
                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 2000
                                  (Unaudited)

 is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably.

 When-Issued and Forward Commitments

 The Funds may purchase securities on a "when-issued" basis and may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. The values of securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their values, are taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on when-issued securities until the underlying securities are received.

 Repurchase Agreements

 The Funds may acquire securities from member banks of the Federal Deposit Insurance Corporation and from registered broker-dealers which the Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price ("a repurchase agreement"). The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than 102% of the repurchase price (including accrued interest). Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

 Dividends to Shareholders

 Dividends from net investment income are declared daily and paid monthly for the U.S. Treasury Securities Fund, Short Intermediate U.S. Treasury Securities Fund, Diversified Fixed Income Fund, Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund. Dividends from net investment income are declared and paid monthly for the Growth Stock Fund, Growth and Income Fund, Value Fund and Balanced Fund. Dividends from net investment income are declared and paid quarterly for the New Asia Growth Fund, Small Cap Fund and International Stock Fund. Distributable net realized capital gains, if any, are declared and distributed annually. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

 Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

 Federal Income Taxes

 It is the policy of each Fund to comply timely with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment company and net capital gains to shareholders. Therefore, no federal income tax provision is required. (Under the applicable foreign tax laws, withholding taxes may be imposed on interest, dividends and capital gains earned on foreign investments at various rates. Where available, the Fund will file claims for all refunds on foreign taxes withheld.)
                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 2000
                                  (Unaudited)


 Concentration of Credit Risk

 The Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund have a majority of their investments in the securities of issuers in Hawaii. Such concentration may subject the Fund to the effects of economic changes occurring within that State.

 Other

 Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses for the Funds or the Trust are prorated to the Funds on the basis of relative net assets or on other appropriate basis.

3.Purchases and Sales of Securities

 Purchases and sales of securities (excluding short-term securities) for the six months ended January 31, 2000 are as follows:

                                                        Purchases      Sales
                                                       ------------ ------------
  Growth Stock Fund................................... $250,977,984 $284,390,070
  Growth and Income Fund..............................   67,836,752   67,221,967
  New Asia Growth Fund................................   21,758,284   19,413,753
  Diversified Fixed Income Fund.......................  113,588,288   75,005,164
  U.S. Treasury Securities Fund.......................    1,256,922    7,087,391
  Short Intermediate U.S. Treasury Securities Fund....      383,063    4,350,516
  Tax-Free Securities Fund............................   52,900,558   30,588,329
  Tax-Free Short Intermediate Securities Fund.........   10,797,938   10,637,459
  International Stock Fund............................   96,301,779   96,757,507
  Value Fund..........................................  192,035,993  122,825,004
  Small Cap Fund......................................   20,321,994   15,864,530
  Balanced Fund.......................................   51,466,711   54,222,244

4.Related Party Transactions

 Investment advisory services are provided to the Trust by Pacific Century Trust (the "Adviser"). Under the terms of the investment advisory agreement with the Trust, the Adviser is entitled to receive fees based on a percentage of the average net assets of the Funds.

 Nicholas-Applegate Capital Management is the Sub-Adviser to the International Stock Fund and the Small Cap Fund. As of July 19, 1999 CMG First State (Hong Kong) LLC has become the new Sub-Adviser to the New Asia Growth Fund. Their fees are paid by the Adviser out of its investment advisory fees.

 BISYS Fund Services Limited Partnership ("BISYS"), BISYS Fund Services, Inc. ("BISYS Services") and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of The BISYS Group, Inc. BISYS, with whom certain officers and a trustee of the Trust are affiliated, serves the Trust as principal underwriter and distributor. Such officers and trustee are not paid any fees directly by the Funds for serving as officers and trustee of the Trust. BISYS Ohio serves the Trust as administrator. Under the terms of a management and administration agreement, BISYS Ohio's fees are computed at an annual rate of 0.20% of the average daily net assets of each Fund.

 The Trust has adopted for the Class A and Class B shares of each of the Funds a Class A Distribution Plan and a Class B Distribution Plan ("the Plans") pursuant to Rule 12b-1 under the 1940 Act. Under the Plans each Fund pays BISYS a fee, not to exceed, on an annual basis, 0.75% and 1.00%, respectively, of the average daily net assets attributable to the Class A and Class B shares of each Fund. These fees are for payments BISYS makes to banks, including the Adviser, other institutions and broker/dealers, and for expenses BISYS and any of its affiliates or subsidiaries incur for providing distribution or shareholder service assistance.
                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 2000
                                  (Unaudited)


 Class A shares of the Growth Stock Fund, Growth and Income Fund, Value Fund, Balanced Fund, Tax-Free Securities Fund, Diversified Fixed Income Fund and U.S. Treasury Securities Fund are subject to a 4.00% sales charge at the time of purchase. Class A shares of the New Asia Growth Fund, Small Cap Fund and International Stock Fund are subject to a 5.25% sales charge at the time of purchase. Class A shares of the Tax-Free Short Intermediate Securities Fund and Short Intermediate U.S. Treasury Securities Fund are subject to a 2.25% sales charge at the time of purchase. Class B shares are subject to a Contingent Deferred Sales Charge (CDSC) on redemptions of shares made within six years of purchase. The applicable CDSC is equal to a percentage of the lesser of the net asset value per share (NAV) at the date of the original purchase or at the date of redemption, according to the following chart:

  Year of Redemption                                                       CDSC
  ------------------                                                       ----
  First................................................................... 5.00%
  Second.................................................................. 4.00
  Third................................................................... 3.00
  Fourth.................................................................. 3.00
  Fifth................................................................... 2.00
  Sixth................................................................... 1.00

 For the six months ended January 31, 2000, BISYS, as the Trust's principal underwriter, received approximately $533,740 from commissions on sales of Class A and Class B shares, of which $514,057 was reallowed to other dealers.

 BISYS Ohio serves the Trust as fund accountant. Under the terms of a fund accounting agreement, BISYS Ohio is entitled to receive fees based on .03% of average daily net assets of each Fund and is reimbursed for certain out-of-pocket expenses incurred in providing fund accounting services.

 BISYS Services serves as the Transfer Agent for the Funds. Under the terms of transfer agency agreement, BISYS Services is entitled to receive fees and reimbursement for certain out-of-pocket expenses incurred in providing transfer agent services.

 Fees may be voluntarily reduced or expenses reimbursed to assist the Funds in maintaining competitive expense ratios.

 Information regarding these transactions for six months ended January 31, 2000 is as follows:

                              Investment Advisory Fees
                            ----------------------------
                            Annual Fee as a              Administration  12b-1 Fees
                               Percentage       Fees          Fees      Voluntarily
                               of Average    Voluntarily  Voluntarily     Reduced-    Total
                            Daily Net Assets   Reduced      Reduced     Retail Class Waivers
                            ---------------- ----------- -------------- ------------ --------
  Growth Stock Fund.......        0.80%       $     --      $92,557       $52,950    $145,507
  Growth and Income Fund..        0.80%             --       37,855        24,836      62,691
  New Asia Growth Fund....        0.90%             --        5,775         6,649      12,424
  Diversified Fixed Income
   Fund...................        0.60%        169,466       45,191         5,109     219,766
  U.S. Treasury Securities
   Fund...................        0.60%         21,147        3,383         3,488      28,018
  Short Intermediate U.S.
   Treasury
   Securities Fund........        0.50%         31,883        7,971         1,308      41,161
  Tax-Free Securities
   Fund...................        0.60%        319,840       85,290        13,961     419,091
  Tax-Free Short
   Intermediate Securities
   Fund...................        0.50%         23,216       11,608         2,373      37,197
  International Stock
   Fund...................        1.10%         50,510       20,205         4,466      75,181
  Value Fund..............        0.80%             --       33,572           900      34,472
  Small Cap Fund..........        1.10%         16,768        6,707           289      23,764
  Balanced................        0.80%         96,551       38,621           305     135,477

                                   Continued

PACIFIC CAPITAL FUNDS

                                January 31, 2000
                                  (Unaudited)


5.Capital Share Transactions

 Transactions in capital shares for the Trust were as follows:

                               Growth Stock Fund       Growth and Income Fund
                            -------------------------  ------------------------
                               Amount        Shares       Amount       Shares
                            -------------  ----------  ------------  ----------
                                  For the Six                For the Six
                                  Months Ended              Months Ended
                                January 31, 2000          January 31, 2000
                            -------------------------  ------------------------
                                  (Unaudited)                (Unaudited)
  Class A
  Shares Issued............ $   5,315,751     287,272  $    374,044      19,202
  Dividends reinvested.....     4,611,812     270,487     1,230,229      64,817
  Shares redeemed..........    (1,485,274)    (81,231)     (935,857)    (48,916)
                            -------------  ----------  ------------  ----------
  Net change............... $   8,442,289     476,528  $    668,416      35,103
                            =============  ==========  ============  ==========
  Class B
  Shares Issued............ $   4,107,674     227,041  $  1,503,254      79,348
  Dividends reinvested.....     3,077,285     183,392     1,221,362      65,418
  Shares redeemed..........      (554,146)    (29,370)     (492,387)    (26,329)
                            -------------  ----------  ------------  ----------
  Net change............... $   6,630,813     381,063  $  2,232,229     118,437
                            =============  ==========  ============  ==========
  Class Y
  Shares Issued............ $  38,473,336   2,185,158  $ 34,681,566   1,799,930
  Dividends reinvested.....    91,624,383   5,323,904    16,518,785     869,389
  Shares redeemed..........   (50,611,253) (2,720,942)  (24,325,020) (1,239,759)
                            -------------  ----------  ------------  ----------
  Net change............... $  79,486,466   4,788,120  $ 26,875,331   1,429,560
                            =============  ==========  ============  ==========
                               For the Year Ended        For the Year Ended
                                 July 31, 1999              July 31, 1999
                            -------------------------  ------------------------
  Class A
  Shares Issued............ $   5,567,956     324,247  $  4,009,071     221,903
  Dividends reinvested.....     2,120,376     136,975       899,797      51,799
  Shares redeemed..........    (4,157,484)   (239,029)   (2,341,596)   (125,318)
                            -------------  ----------  ------------  ----------
  Net change............... $   3,530,848     222,193  $  2,567,272     148,384
                            =============  ==========  ============  ==========
  Class B
  Shares Issued............ $   8,572,370     495,581  $  6,024,874     325,558
  Dividends reinvested.....       370,730      24,073       382,330      22,164
  Shares redeemed..........      (412,189)    (23,922)     (401,322)    (21,784)
                            -------------  ----------  ------------  ----------
  Net change............... $   8,530,911     495,732  $  6,005,882     325,938
                            =============  ==========  ============  ==========
  Class Y
  Shares Issued............ $  65,521,478   3,881,437  $ 50,169,553   2,794,866
  Dividends reinvested.....    53,722,758   3,454,840    14,156,402     814,961
  Shares redeemed..........  (113,561,531) (6,637,541)  (73,693,810) (4,043,070)
                            -------------  ----------  ------------  ----------
  Net change............... $   5,682,705     698,736  $ (9,367,855)   (433,243)
                            =============  ==========  ============  ==========

                                   Continued

PACIFIC CAPITAL FUNDS

                                January 31, 2000
                                  (Unaudited)


5.Capital Share Transactions (continued)

                                                          Diversified Fixed
                              New Asia Growth Fund           Income Fund
                             ------------------------  ------------------------
                                Amount       Shares       Amount       Shares
                             ------------  ----------  ------------  ----------
                                   For the Six               For the Six
                                  Months Ended              Months Ended
                                January 31, 2000          January 31, 2000
                             ------------------------  ------------------------
                                   (Unaudited)               (Unaudited)
  Class A
  Shares Issued............. $    126,958      10,147  $     95,107       9,246
  Dividends reinvested......           --          --        55,872       5,445
  Shares redeemed...........     (163,754)    (13,096)     (612,405)    (60,170)
                             ------------  ----------  ------------  ----------
  Net change................ $    (36,796)     (2,949) $   (461,426)    (45,479)
                             ============  ==========  ============  ==========
  Class B
  Shares Issued............. $    174,977      14,678  $    341,788      33,297
  Dividends reinvested......           --          --        49,202       4,811
  Shares redeemed...........       (7,426)       (550)     (224,461)    (21,955)
                             ------------  ----------  ------------  ----------
  Net change................ $    167,551      14,128  $    166,529      16,153
                             ============  ==========  ============  ==========
  Class Y
  Shares Issued............. $  6,216,285     537,316  $ 76,206,324   7,351,950
  Dividends reinvested......           --          --       122,637      11,889
  Shares redeemed...........   (4,314,489)   (340,399)  (25,273,528) (2,457,175)
                             ------------  ----------  ------------  ----------
  Net change................ $  1,901,796     196,917  $ 51,055,433   4,906,664
                             ============  ==========  ============  ==========
                               For the Year Ended        For the Year Ended
                                  July 31, 1999             July 31, 1999
                             ------------------------  ------------------------
  Class A
  Shares Issued............. $    355,078      39,637  $  1,603,128     143,849
  Dividends reinvested......        5,349         725       129,913      11,853
  Shares redeemed...........     (514,827)    (69,461)     (849,801)    (78,335)
                             ------------  ----------  ------------  ----------
  Net change................ $   (154,400)    (29,099) $    883,240      77,367
                             ============  ==========  ============  ==========
  Class B
  Shares Issued............. $    191,310      20,269  $  2,004,483     184,881
  Dividends reinvested......           28           3        42,004       3,892
  Shares redeemed...........      (10,144)     (1,127)     (108,492)    (10,026)
                             ------------  ----------  ------------  ----------
  Net change................ $    181,194      19,145  $  1,937,995     178,747
                             ============  ==========  ============  ==========
  Class Y
  Shares Issued............. $  5,302,282     694,216  $103,121,720   9,378,239
  Dividends reinvested......       24,640       3,330     1,428,146     126,826
  Shares redeemed...........  (11,100,512) (1,479,074)  (53,846,034) (4,876,355)
                             ------------  ----------  ------------  ----------
  Net change................ $ (5,773,590)   (781,528) $ 50,703,832   4,628,710
                             ============  ==========  ============  ==========

                                   Continued

PACIFIC CAPITAL FUNDS

                                January 31, 2000
                                  (Unaudited)

5.Capital Share Transactions (continued)

                                                         Short Intermediate
                                   U.S. Treasury            U.S. Treasury
                                  Securities Fund          Securities Fund
                                ---------------------  ------------------------
                                  Amount      Shares      Amount       Shares
                                -----------  --------  ------------  ----------
                                    For the Six              For the Six
                                    Months Ended            Months Ended
                                  January 31, 2000        January 31, 2000
                                ---------------------  ------------------------
                                    (Unaudited)              (Unaudited)
  Class A
  Shares Issued................ $   127,883    13,983  $      5,640         606
  Dividends reinvested.........      34,383     3,781        13,062       1,397
  Shares redeemed..............    (104,269)  (11,444)     (145,536)    (15,527)
                                -----------  --------  ------------  ----------
  Net change................... $    57,997     6,320  $   (126,834)    (13,524)
                                ===========  ========  ============  ==========
  Class Y
  Shares Issued................ $   510,089    55,972  $  4,662,428     497,220
  Dividends reinvested.........     456,200    50,075       165,291      17,670
  Shares redeemed..............  (6,930,232) (756,360)   (8,545,751)   (910,019)
                                -----------  --------  ------------  ----------
  Net change................... $(5,963,943) (650,313) $ (3,718,032)   (395,129)
                                ===========  ========  ============  ==========
                                 For the Year Ended      For the Year Ended
                                   July 31, 1999            July 31, 1999
                                ---------------------  ------------------------
  Class A
  Shares Issued................ $   347,379    36,366  $    134,779      13,856
  Dividends reinvested.........      56,684     5,896        33,944       3,482
  Shares redeemed..............     (71,552)   (7,578)     (211,156)    (22,095)
                                -----------  --------  ------------  ----------
  Net change................... $   332,511    34,684  $    (42,433)     (4,757)
                                ===========  ========  ============  ==========
  Class Y
  Shares Issued................ $ 1,037,080   106,128  $ 68,319,253   7,087,034
  Dividends reinvested.........   1,184,440   122,917       166,348      16,959
  Shares redeemed..............  (3,084,323) (321,332)  (59,322,193) (6,145,812)
                                -----------  --------  ------------  ----------
  Net change................... $  (862,803)  (92,287) $  9,163,408     958,181
                                ===========  ========  ============  ==========

                                   Continued

PACIFIC CAPITAL FUNDS

                                January 31, 2000
                                  (Unaudited)


5.Capital Share Transactions (continued)

                                                              Tax-Free
                                      Tax-               Short Intermediate
                              Free Securities Fund         Securities Fund
                             ------------------------  ------------------------
                                Amount       Shares       Amount       Shares
                             ------------  ----------  ------------  ----------
                                   For the Six               For the Six
                                  Months Ended              Months Ended
                                January 31, 2000          January 31, 2000
                             ------------------------  ------------------------
                                   (Unaudited)               (Unaudited)
  Class A
  Shares Issued............. $  3,021,912     292,874  $    403,555      40,704
  Dividends reinvested......      112,415      11,085        20,252       2,062
  Shares redeemed...........   (1,879,032)   (183,411)     (432,260)    (43,840)
                             ------------  ----------  ------------  ----------
  Net change................ $  1,255,295     120,548  $     (8,453)     (1,074)
                             ============  ==========  ============  ==========
  Class B
  Shares Issued............. $  1,635,537     158,756            --          --
  Dividends reinvested......       42,717       4,220            --          --
  Shares redeemed...........      (37,980)     (3,751)           --          --
                             ------------  ----------  ------------  ----------
  Net change................ $  1,640,274     159,225            --          --
                             ============  ==========  ============  ==========
  Class Y
  Shares Issued............. $ 32,032,954   3,140,048  $  2,354,406     237,894
  Dividends reinvested......    1,923,961     189,358       224,622      22,775
  Shares redeemed...........  (24,682,049) (2,418,693)   (6,717,457)   (679,711)
                             ------------  ----------  ------------  ----------
  Net change................ $  9,274,866     910,713  $ (4,138,429)   (419,042)
                             ============  ==========  ============  ==========
                               For the Year Ended        For the Year Ended
                                  July 31, 1999             July 31, 1999
                             ------------------------  ------------------------
  Class A
  Shares Issued............. $  4,679,423     430,260  $  1,030,350     101,503
  Dividends reinvested......      138,960      12,829        28,507       2,811
  Shares redeemed...........   (2,904,688)   (267,873)     (641,337)    (63,375)
                             ------------  ----------  ------------  ----------
  Net change................ $  1,913,695     175,216  $    417,520      40,939
                             ============  ==========  ============  ==========
  Class B
  Shares Issued............. $  1,510,276     141,343            --          --
  Dividends reinvested......       10,908       1,012            --          --
                             ------------  ----------  ------------  ----------
  Net change................ $  1,521,184     142,355            --          --
                             ============  ==========  ============  ==========
  Class Y
  Shares Issued............. $ 59,458,110   5,480,924  $ 15,798,971   1,548,401
  Dividends reinvested......    3,625,344     330,518       224,619      21,933
  Shares redeemed...........  (41,845,285) (3,836,063)  (19,807,705) (1,945,131)
                             ------------  ----------  ------------  ----------
  Net change................ $ 21,238,169   1,975,379  $ (3,784,115)   (374,797)
                             ============  ==========  ============  ==========

                                   Continued

PACIFIC CAPITAL FUNDS

                                January 31, 2000
                                  (Unaudited)


5.Capital Share Transactions (continued)

                           International Stock Fund          Value Fund
                           --------------------------- ------------------------
                                 Amount        Shares     Amount       Shares
                           -------------  ------------ ------------  ----------
                                  For the Six                For the Six
                                 Months Ended               Months Ended
                               January 31, 2000           January 31, 2000
                           --------------------------- ------------------------
                                  (Unaudited)                (Unaudited)
  Class A
  Shares Issued........... $   2,789,203      202,446  $    306,105      30,207
  Dividends reinvested....        90,551        5,973         5,626         559
  Shares redeemed.........      (100,528)      (7,434)      (63,664)       (762)
                           -------------  -----------  ------------  ----------
  Net change.............. $   2,779,226      200,985  $    248,067      30,004
                           =============  ===========  ============  ==========
  Class B
  Shares Issued........... $     163,340       11,630  $    225,917      22,572
  Dividends reinvested....         7,777          518         7,130         713
  Shares redeemed.........        (3,466)        (236)     (190,486)     (4,042)
                           -------------  -----------  ------------  ----------
  Net change.............. $     167,651       11,912  $     42,561      19,243
                           =============  ===========  ============  ==========
  Class Y
  Shares Issued........... $  14,216,889    1,046,791  $127,626,144  12,423,881
  Dividends reinvested....     3,119,207      205,617     1,487,378     147,996
  Shares redeemed.........   (14,166,346)    (951,908)  (56,968,913) (3,243,509)
                           -------------  -----------  ------------  ----------
  Net change.............. $   3,169,750      300,500  $ 72,144,609   9,328,368
                           =============  ===========  ============  ==========
                              For the Year Ended         For the Year Ended
                                 July 31, 1999              July 31, 1999
                           --------------------------- ------------------------
  Class A
  Shares Issued........... $     282,595       24,417  $    174,023      16,533
  Dividends reinvested....            --           --         7,047         664
  Shares redeemed.........       (26,328)      (2,297)          (40)         (4)
                           -------------  -----------  ------------  ----------
  Net change.............. $     256,267       22,120  $    181,030      17,193
                           =============  ===========  ============  ==========
  Class B
  Shares Issued........... $      97,091        8,590  $    493,364      46,289
  Dividends reinvested....            --           --        17,315       1,638
  Shares redeemed.........            --           --       (22,829)     (2,235)
                           -------------  -----------  ------------  ----------
  Net change.............. $      97,091        8,590  $    487,850      45,692
                           =============  ===========  ============  ==========
  Class Y
  Shares Issued........... $  89,796,240    8,595,103  $ 85,682,451   8,508,208
  Dividends reinvested....            --           --     1,687,218     159,021
  Shares redeemed.........   (19,338,966)  (1,815,482)  (14,616,521) (1,394,309)
                           -------------  -----------  ------------  ----------
  Net change.............. $  70,457,274    6,779,621  $ 72,753,148   7,272,920
                           =============  ===========  ============  ==========

                                   Continued

PACIFIC CAPITAL FUNDS

                                January 31, 2000
                                  (Unaudited)


5.Capital Share Transactions (continued)

                                Small Cap Fund             Balanced Fund
                            ------------------------  ------------------------
                               Amount       Shares       Amount       Shares
                            ------------  ----------  ------------  ----------
                                  For the Six               For the Six
                                 Months Ended              Months Ended
                               January 31, 2000          January 31, 2000
                            ------------------------  ------------------------
                                  (Unaudited)               (Unaudited)
  Class A
  Shares Issued............ $     62,651       6,505  $    137,865      13,336
  Dividends reinvested.....        4,347         464         1,433         138
  Shares redeemed..........       (2,123)       (208)          (61)         (6)
                            ------------  ----------  ------------  ----------
  Net change............... $     64,875       6,761  $    139,237      13,468
                            ============  ==========  ============  ==========
  Class B
  Shares Issued............ $     64,520       6,621  $    234,289      23,247
  Dividends reinvested.....        4,655         501         3,487         335
  Shares redeemed..........         (609)        (64)      (10,720)     (1,104)
                            ------------  ----------  ------------  ----------
  Net change............... $     68,566       7,058  $    227,056      22,478
                            ============  ==========  ============  ==========
  Class Y
  Shares Issued............ $ 10,251,099   1,042,822  $  1,051,187     105,109
  Dividends reinvested.....      568,980      60,657       552,979      51,874
  Shares redeemed..........   (4,231,670)   (434,071)   (1,407,209)   (137,597)
                            ------------  ----------  ------------  ----------
  Net change............... $  6,588,409     669,408  $    196,957      19,386
                            ============  ==========  ============  ==========
                              For the Year Ended        For the Year Ended
                                 July 31, 1999             July 31, 1999
                            ------------------------  ------------------------
  Class A
  Shares Issued............ $     87,711       8,901  $     64,042       6,296
  Dividends reinvested.....            4          --            91           9
  Shares redeemed..........       (1,611)       (161)           --          --
                            ------------  ----------  ------------  ----------
  Net change............... $     86,104       8,740  $     64,133       6,305
                            ============  ==========  ============  ==========
  Class B
  Shares Issued............ $     75,289       7,715  $    315,762      31,335
  Dividends reinvested.....            1          --           226          23
                            ------------  ----------  ------------  ----------
  Net change............... $     75,290       7,715  $    315,988      31,358
                            ============  ==========  ============  ==========
  Class Y
  Shares Issued............ $ 46,750,248   4,768,017  $     84,642       8,314
  Shares issued in
  conjunction with common
  trust fund conversion....           --          --   189,111,744  18,826,632
  Dividends reinvested.....           29           3            --          --
  Shares redeemed..........  (17,076,259) (1,787,220)     (337,200)    (33,386)
                            ------------  ----------  ------------  ----------
  Net change............... $ 29,674,018   2,980,800  $188,859,186  18,801,560
                            ============  ==========  ============  ==========

                                   Continued

PACIFIC CAPITAL FUNDS

                              Financial Highlights
 (Selected data for a share of capital stock outstanding throughout the period)

                                                              Growth Stock Fund
                          -------------------------------------------------------------------------------------------
                                                                   Class A
                            For the Six     For the Year  For the Year  For the Year  For the Year   For the Period
                            Months Ended        Ended         Ended         Ended         Ended           Ended
                          January 31, 2000  July 31, 1999 July 31, 1998 July 31, 1997 July 31, 1996 July 31, 1995 (a)
                          ----------------  ------------- ------------- ------------- ------------- -----------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....      $ 17.45          $ 17.75       $ 17.43       $11.89        $11.71          $ 9.83
                              -------          -------       -------       ------        ------          ------
Investment Activities
 Net investment income
  (loss)................        (0.04)           (0.08)        (0.04)        0.03          0.07            0.12
 Net realized and
  unrealized gain on
  investments...........         4.99             2.80          2.99         5.55          0.89            1.87
                              -------          -------       -------       ------        ------          ------
 Total from Investment
  Activities............         4.95             2.72          2.95         5.58          0.96            1.99
                              -------          -------       -------       ------        ------          ------
Distributions
 Net investment income..           --            (0.01)           --        (0.03)        (0.07)          (0.11)
 In excess of net
  investment income.....           --               --         (0.01)       (0.01)        (0.22)             --
 Net realized gains.....        (4.85)           (3.01)        (2.62)          --            --              --
 In excess of net
  realized gains........           --               --            --           --         (0.49)             --
                              -------          -------       -------       ------        ------          ------
 Total Distributions....        (4.85)           (3.02)        (2.63)       (0.04)        (0.78)          (0.11)
                              -------          -------       -------       ------        ------          ------
Net Asset Value, End of
 Period.................      $ 17.55          $ 17.45       $ 17.75       $17.43        $11.89          $11.71
                              =======          =======       =======       ======        ======          ======
Total Return (excludes
 sales charge)..........        29.20%(c)        17.40%        19.58%       47.02%         8.25%          20.43%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........      $25,879          $17,417       $13,777       $9,742        $5,261          $3,905
Ratio of expenses to
 average net assets.....         1.30%(b)         1.32%         1.32%        1.32%         1.34%           1.36%
Ratio of net investment
 income (loss) to
 average net assets.....        (0.71%)(b)       (0.58%)       (0.30%)       0.16%         0.60%           1.12%
Ratio of expenses to
 average net assets*....         1.84%(b)         1.85%         1.86%        1.86%         1.88%           1.98%
Portfolio turnover (d)..        57.16%           81.02%        97.03%       32.20%        61.30%          32.40%

--------
 * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) The Financial Highlights presented for the A Class reflects operations and distributions from the Fund, as a whole, for the period from August 1, 1994 through October 13, 1994 combined with the operations and distributions of the A Class only from the period from October 14, 1994 through July 31, 1995.
(b) Annualized.
(c) Not Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                              Financial Highlights
 (Selected data for a share of capital stock outstanding throughout the period)

                                             Growth Stock Fund
                              -------------------------------------------------
                                                  Class B
                                For the Six     For the Year   For the Period
                                Months Ended        Ended           Ended
                              January 31, 2000  July 31, 1999 July 31, 1998 (a)
                              ----------------  ------------- -----------------
                                (Unaudited)
Net Asset Value, Beginning
 of Period..................      $ 17.28          $17.72          $16.36
                                  -------          ------          ------
Investment Activities
 Net investment loss........        (0.04)          (0.10)          (0.05)
 Net realized and unrealized
  gain on investments.......         4.86            2.67            1.41
                                  -------          ------          ------
 Total from Investment
  Activities................         4.82            2.57            1.36
                                  -------          ------          ------
Distributions
 Net realized gains.........        (4.85)          (3.01)             --
                                  -------          ------          ------
 Total Distributions........        (4.85)          (3.01)             --
                                  -------          ------          ------
Net Asset Value, End of
 Period.....................      $ 17.25          $17.28          $17.72
                                  =======          ======          ======
Total Return (excludes sales
 charge)....................        28.69%(c)       16.55%           8.31%(c)
Ratios/Supplementary Data:
Net Assets at end of period
 (000)......................      $16,546          $9,988          $1,459
Ratio of expenses to average
 net assets.................         2.05%(b)        2.06%           2.07%(b)
Ratio of net investment loss
 to average net assets......        (1.46%)(b)      (1.35%)         (1.31%)(b)
Ratio of expenses to average
 net assets*................         2.09%(b)        2.10%           2.11%(b)
Portfolio turnover (d)......        57.16%          81.02%          97.03%

--------
 * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations on March 2, 1998.
(b) Annualized
(c) Not Annualized
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                              Growth Stock Fund
                          -------------------------------------------------------------------------------------------
                                                                   Class Y
                            For the Six     For the Year  For the Year  For the Year  For the Year   For the Period
                            Months Ended        Ended         Ended         Ended         Ended           Ended
                          January 31, 2000  July 31, 1999 July 31, 1998 July 31, 1997 July 31, 1996 July 31, 1995 (a)
                          ----------------  ------------- ------------- ------------- ------------- -----------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....      $  17.56        $  17.81      $  17.44      $  11.89      $  11.71        $   9.89
                              --------        --------      --------      --------      --------        --------
Investment Activities
 Net investment income
  (loss)................         (0.04)          (0.06)           --          0.07          0.10            0.11
 Net realized and
  unrealized gain on
  investments...........          5.05            2.82          3.01          5.55          0.89            1.83
                              --------        --------      --------      --------      --------        --------
 Total from Investment
  Activities............          5.01            2.76          3.01          5.62          0.99            1.94
                              --------        --------      --------      --------      --------        --------
Distributions
 Net investment income..            --              --            --         (0.07)        (0.10)          (0.12)
 In excess of net
  investment income.....            --              --         (0.02)           --            --              --
 Net realized gains.....         (4.85)          (3.01)        (2.62)           --         (0.22)             --
 In excess of net
  realized gains........            --              --            --            --         (0.49)             --
                              --------        --------      --------      --------      --------        --------
 Total Distributions....         (4.85)          (3.01)        (2.64)        (0.07)        (0.81)          (0.12)
                              --------        --------      --------      --------      --------        --------
Net Asset Value, End of
 Period.................      $  17.72        $  17.56      $  17.81      $  17.44      $  11.89        $  11.71
                              ========        ========      ========      ========      ========        ========
Total Return............         29.29%(d)       17.72%        19.96%        47.39%         8.53%          20.64%(b)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........      $470,648        $382,298      $375,117      $198,407      $172,565        $136,837
Ratio of expenses to
 average net assets.....          1.05%(c)        1.07%         1.07%         1.07%         1.09%           1.13%(c)
Ratio of net investment
 income (loss) to
 average net assets.....         (0.46%)(c)      (0.32%)       (0.08%)        0.45%         0.86%           1.30%(c)
Ratio of expenses to
 average net assets*....          1.09%(c)        1.11%         1.11%         1.11%         1.13%           1.21%(c)
Portfolio turnover (e)..         57.16%          81.02%        97.03%        32.20%        61.30%          32.40%

--------
 * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) On October 13, 1994 the Trust identified those Institutional shareholders that were part of Class A and transferred these shareholders into Class Y at the prevailing net asset value effective October 14, 1994. The Financial Highlights presented for Class Y reflects operations and distributions for the period from October 14, 1994 through July 31, 1995.
(b) Represents total return for the Fund, as a whole, for the period from August 1, 1994 through October 13, 1994 plus total return for the Y Class for the period from October 14, 1994 through July 31, 1995.
(c) Annualized
(d) Not Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                              Financial Highlights
 (Selected data for a share of capital stock outstanding throughout the period)

                                                            Growth and Income Fund
                          -------------------------------------------------------------------------------------------
                                                                   Class A
                            For the Six     For the Year  For the Year  For the Year  For the Year   For the Period
                            Months Ended        Ended         Ended         Ended         Ended           Ended
                          January 31, 2000  July 31, 1999 July 31, 1998 July 31, 1997 July 31, 1996 July 31, 1995 (a)
                          ----------------  ------------- ------------- ------------- ------------- -----------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....      $ 18.89          $18.72        $17.25        $12.32        $11.44          $10.00
                              -------          ------        ------        ------        ------          ------
Investment Activities
 Net investment income
  (loss)................           --           (0.02)         0.03          0.08          0.16            0.17
 Net realized and
  unrealized gain on
  investments...........         3.08            2.38          3.01          5.57          1.19            1.44
                              -------          ------        ------        ------        ------          ------
 Total from Investment
  Activities............         3.08            2.36          3.04          5.65          1.35            1.61
                              -------          ------        ------        ------        ------          ------
Distributions
 Net investment income..           --              --         (0.04)        (0.08)        (0.15)          (0.17)
 In excess of net
  investment income.....           --              --            --         (0.01)        (0.01)             --
 Net realized gains.....        (2.68)          (2.19)        (1.53)        (0.63)        (0.31)             --
                              -------          ------        ------        ------        ------          ------
 Total Distributions....        (2.68)          (2.19)        (1.57)        (0.72)        (0.47)          (0.17)
                              -------          ------        ------        ------        ------          ------
Net Asset Value, End of
 Period.................      $ 19.29          $18.89        $18.72        $17.25        $12.32          $11.44
                              =======          ======        ======        ======        ======          ======
Total Return (excludes
 sales charge)..........        16.53%(c)       13.67%        19.10%        47.59%        11.96%          16.35%(c)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........      $10,476          $9,593        $6,730        $3,726        $1,160          $  328
Ratio of expenses to
 average net assets.....         1.33%(b)        1.35%         1.33%         1.32%         1.37%           1.40%(b)
Ratio of net investment
 income (loss) to
 average net assets.....        (0.09%)(b)      (0.12%)        0.13%         0.48%         1.03%           2.08%(b)
Ratio of expenses to
 average net assets*....         1.87%(b)        1.89%         1.87%         1.86%         1.91%           1.99%(b)
Portfolio turnover (d)..        36.85%          65.56%        75.92%        74.83%        80.83%          12.78%

--------
 * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations on October 14, 1994.
(b) Annualized.
(c) Not Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                              Financial Highlights
 (Selected data for a share of capital stock outstanding throughout the period)

                                           Growth and Income Fund
                              -------------------------------------------------
                                                  Class B
                                For the Six     For the Year   For the Period
                                Months Ended        Ended           Ended
                              January 31, 2000  July 31, 1999 July 31, 1998 (a)
                              ----------------  ------------- -----------------
                                (Unaudited)
Net Asset Value, Beginning
 of Period..................      $ 18.66          $18.68          $17.58
                                  -------          ------          ------
Investment Activities
 Net investment loss........           --           (0.08)          (0.02)
 Net realized and unrealized
  gain on investments.......         2.97            2.25            1.12
                                  -------          ------          ------
 Total from Investment
  Activities................         2.97            2.17            1.10
                                  -------          ------          ------
Distributions
 Net realized gains.........        (2.68)          (2.19)             --
                                  -------          ------          ------
 Total Distributions........        (2.68)          (2.19)             --
                                  -------          ------          ------
Net Asset Value, End of
 Period.....................      $ 18.95          $18.66          $18.68
                                  =======          ======          ======
Total Return (excludes sales
 charge)....................        16.13%(c)       12.58%           6.27%(c)
Ratios/Supplementary Data:
Net Assets at end of period
 (000)......................      $10,639          $8,265          $2,184
Ratio of expenses to average
 net assets.................         2.08%(b)        2.09%           2.08%(b)
Ratio of net investment loss
 to average net assets......        (0.84%)(b)      (0.90%)         (0.73%)(b)
Ratio of expenses to average
 net assets*................         2.12%(b)        2.13%           2.12%(b)
Portfolio turnover (d)......        36.85%          65.56%          75.92%

--------
 * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations on March 2, 1998.
(b) Annualized
(c) Not annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                              Financial Highlights
 (Selected data for a share of capital stock outstanding throughout the period)

                                                            Growth and Income Fund
                          ------------------------------------------------------------------------------------------
                                                                   Class Y
                            For the Six    For the Year  For the Year  For the Year  For the Year   For the Period
                            Months Ended       Ended         Ended         Ended         Ended           Ended
                          January 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997 July 31, 1996 July 31, 1995 (a)
                          ---------------- ------------- ------------- ------------- ------------- -----------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....      $  18.90       $  18.75      $  17.27      $  12.32       $ 11.43         $ 10.00
                              --------       --------      --------      --------       -------         -------
Investment Activities
 Net investment income..          0.01           0.03          0.07          0.11          0.17            0.20
 Net realized and
  unrealized gain on
  investments...........          3.10           2.34          3.01          5.58          1.21            1.42
                              --------       --------      --------      --------       -------         -------
 Total from Investment
  Activities............          3.11           2.37          3.08          5.69          1.38            1.62
                              --------       --------      --------      --------       -------         -------
Distributions
 Net investment income..         (0.01)         (0.03)        (0.07)        (0.11)        (0.17)          (0.19)
 In excess of net
  investment income.....            --             --            --            --         (0.01)             --
 Net realized gains.....         (2.68)         (2.19)        (1.53)        (0.63)        (0.31)             --
                              --------       --------      --------      --------       -------         -------
 Total Distributions....         (2.69)         (2.22)        (1.60)        (0.74)        (0.49)          (0.19)
                              --------       --------      --------      --------       -------         -------
Net Asset Value, End of
 Period                       $  19.32       $  18.90      $  18.75      $  17.27       $ 12.32         $ 11.43
                              ========       ========      ========      ========       =======         =======
Total Return............         16.72%(c)      13.69%        19.37%        47.96%        12.29%          16.41%(c)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........      $189,029       $157,891      $164,706      $123,821       $74,427         $41,771
Ratio of expenses to
 average net assets.....          1.08%(b)       1.10%         1.08%         1.07%         1.11%           1.14%(b)
Ratio of net investment
 income to average net
 assets.................          0.16%(b)       0.15%         0.38%         0.79%         1.43%           2.47%(b)
Ratio of expenses to
 average net assets*....          1.12%(b)       1.14%         1.12%         1.12%         1.15%           1.22%(b)
Portfolio turnover (d)..         36.85%         65.56%        75.92%        74.83%        80.83%          12.78%

--------
 * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations on October 14, 1994.
(b) Annualized.
(c) Not Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                              Financial Highlights
 (Selected data for a share of capital stock outstanding throughout the period)

                                                             New Asia Growth Fund
                          ------------------------------------------------------------------------------------------
                                                                   Class A
                            For the Six
                            Months Ended   For the Year  For the Year  For the Year  For the Year   For the Period
                               Ended           Ended         Ended         Ended         Ended           Ended
                          January 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997 July 31, 1996 July 31, 1995 (a)
                          ---------------- ------------- ------------- ------------- ------------- -----------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....       $10.57         $ 6.35        $13.89        $11.11        $11.21          $10.00
                               ------         ------        ------        ------        ------          ------
Investment Activities
 Net investment income
  (loss)................        (0.06)         (0.05)         0.09          0.03         (0.02)           0.02
 Net realized and
  unrealized gain (loss)
  on investments........         4.15           4.29         (6.59)         2.88          0.20            1.19
                               ------         ------        ------        ------        ------          ------
 Total from Investment
  Activities............         4.09           4.24         (6.50)         2.91          0.18            1.21
                               ------         ------        ------        ------        ------          ------
Distributions
 Net investment income..           --             --            --         (0.01)           --              --
 In excess of net
  investment income.....           --          (0.02)           --            --         (0.02)             --
 Net realized gains.....           --             --         (1.04)        (0.12)        (0.26)             --
                               ------         ------        ------        ------        ------          ------
 Total Distributions....           --          (0.02)        (1.04)        (0.13)        (0.28)             --
                               ------         ------        ------        ------        ------          ------
Net Asset Value, End of
 Period.................       $14.66         $10.57        $ 6.35        $13.89        $11.11          $11.21
                               ======         ======        ======        ======        ======          ======
Total Return (excludes
 sales charge)..........        38.69%(c)      66.99%       (48.84%)       26.31%         1.71%          12.10%(c)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........       $3,257         $2,379        $1,614        $3,459        $1,990          $  330
Ratio of expenses to
 average net assets.....         1.95%(b)       2.14%         2.18%         1.98%         2.22%           2.24%(b)
Ratio of net investment
 income (loss) to
 average net assets.....        (1.41%)(b)     (0.52%)        0.98%         0.20%        (0.28%)          0.80%(b)
Ratio of expenses to
 average net assets*....         2.50%(b)       2.78%         2.86%         2.58%         3.58%           3.51%(b)
Portfolio turnover (d)..        88.82%        152.58%       129.77%       134.89%        86.53%          55.62%

--------
 * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations on February 15, 1995.
(b) Annualized
(c) Not annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                              Financial Highlights
 (Selected data for a share of capital stock outstanding throughout the period)

                                             New Asia Growth Fund
                               ------------------------------------------------
                                                   Class B
                                 For the Six    For the Year   For the Period
                                 Months Ended       Ended           Ended
                               January 31, 2000 July 31, 1999 July 31, 1998 (a)
                               ---------------- ------------- -----------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period......................       $10.50         $ 6.34          $ 9.09
                                    ------         ------          ------
Investment Activities
 Net investment income
  (loss).....................        (0.06)         (0.02)           0.04
 Net realized and unrealized
  gain (loss) on investments.         4.07           4.18           (2.79)
                                    ------         ------          ------
 Total from Investment
  Activities.................         4.01           4.16           (2.75)
                                    ------         ------          ------
Net Asset Value, End of
 Period......................       $14.51         $10.50          $ 6.34
                                    ======         ======          ======
Total Return (excludes sales
 charge).....................        38.19%(c)      65.66%         (30.25%)(c)
Ratios/Supplementary Data:
Net Assets at end of period
 (000).......................       $  635         $  311          $   66
Ratio of expenses to average
 net assets..................         2.70%(b)       2.82%           2.89%(b)
Ratio of net investment
 income (loss) to average net
 assets......................        (2.17%)(b)     (1.33%)          1.70%(b)
Ratio of expenses to average
 net assets*.................         2.75%(b)       2.95%           3.35%(b)
Portfolio turnover (d).......        88.82%        152.58%         129.77%

--------
 * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations on March 2, 1998.
(b)  Annualized
(c)  Not annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                              Financial Highlights
 (Selected data for a share of capital stock outstanding throughout the period)

                                                             New Asia Growth Fund
                          -------------------------------------------------------------------------------------------
                                                                   Class Y
                            For the Six     For the Year  For the Year  For the Year  For the Year   For the Period
                            Months Ended        Ended         Ended         Ended         Ended           Ended
                          January 31, 2000  July 31, 1999 July 31, 1998 July 31, 1997 July 31, 1996 July 31, 1995 (a)
                          ----------------  ------------- ------------- ------------- ------------- -----------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....      $ 10.60          $  6.37       $ 13.94       $ 11.14       $11.22          $10.00
                              -------          -------       -------       -------       ------          ------
Investment Activities
 Net investment income
  (loss)................        (0.06)           (0.06)         0.12          0.06        (0.01)           0.04
 Net realized and
  unrealized gain (loss)
  on investments........         4.18             4.33         (6.63)         2.87         0.22            1.18
                              -------          -------       -------       -------       ------          ------
 Total from Investment
  Activities............         4.12             4.27         (6.51)         2.93         0.21            1.22
                              -------          -------       -------       -------       ------          ------
Distributions
 Net investment income..           --               --         (0.02)        (0.01)          --              --
 In excess of net
  investment income.....           --            (0.04)           --            --        (0.03)             --
 Net realized gains.....           --               --         (1.04)        (0.12)       (0.26)             --
                              -------          -------       -------       -------       ------          ------
 Total Distributions....           --            (0.04)        (1.06)        (0.13)       (0.29)             --
                              -------          -------       -------       -------       ------          ------
Net Asset Value, End of
 Period.................      $ 14.72          $ 10.60       $  6.37       $ 13.94       $11.14          $11.22
                              =======          =======       =======       =======       ======          ======
Total Return............        38.87%(c)        67.38%       (48.76%)       26.50%        1.99%          12.20%(c)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........      $25,051          $15,954       $14,569       $18,376       $8,469          $2,861
Ratio of expenses to
 average net assets.....         1.70%(b)         1.90%         1.93%         1.72%        1.98%           1.97%(b)
Ratio of net investment
 income (loss) to
 average net assets.....        (1.16%)(b)       (0.33%)        1.32%         0.46%       (0.02%)          1.18%(b)
Ratio of expenses to
 average net assets*....         1.75%(b)         2.05%         2.13%         1.82%        2.84%           2.74%(b)
Portfolio Turnover (d)..        88.82%          152.58%       129.77%       134.89%       86.53%          55.62%

--------
 * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations on February 15, 1995.
(b)  Annualized
(c)  Not annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                              Financial Highlights
 (Selected data for a share of capital stock outstanding throughout the period)

                                                           Diversified Fixed Income
                          ------------------------------------------------------------------------------------------
                                                                   Class A
                            For the Six    For the Year  For the Year  For the Year  For the Year   For the Period
                            Months Ended       Ended         Ended         Ended         Ended           Ended
                          January 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997 July 31, 1996 July 31, 1995 (a)
                          ---------------- ------------- ------------- ------------- ------------- -----------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....       $10.39         $10.92        $10.71       $  10.45       $10.75          $10.00
                               ------         ------        ------       --------       ------          ------
Investment Activities
 Net investment income..         0.28           0.56          0.58           0.57         0.59            0.49
 Net realized and
  unrealized gain (loss)
  on investments........        (0.36)         (0.43)         0.21           0.35        (0.19)           0.74
                               ------         ------        ------       --------       ------          ------
 Total from Investment
  Activities............        (0.08)          0.13          0.79           0.92         0.40            1.23
                               ------         ------        ------       --------       ------          ------
Distributions
 Net investment income..        (0.28)         (0.56)        (0.58)         (0.57)       (0.58)          (0.48)
 In excess of net
  investment income.....           --             --            --             --        (0.02)             --
 Net realized gains.....           --          (0.10)           --             --           --              --
 In excess of net
  realized gains........           --             --            --          (0.09)       (0.10)             --
                               ------         ------        ------       --------       ------          ------
 Total Distributions....        (0.28)         (0.66)        (0.58)         (0.66)       (0.70)          (0.48)
                               ------         ------        ------       --------       ------          ------
Net Asset Value, End of
 Period.................       $10.03         $10.39        $10.92       $  10.71       $10.45          $10.75
                               ======         ======        ======       ========       ======          ======
Total Return (excludes
 sales charge)..........        (0.76%)(c)      1.02%         7.61%          9.30%        3.69%          12.66%(c)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........       $1,695         $2,228        $1,497       $132,583       $1,093          $   27
Ratio of expenses to
 average net assets.....         0.97%(b)       0.98%         1.02%          0.90%        1.15%           1.18%(b)
Ratio of net investment
 income to average net
 assets.................         5.51%(b)       5.08%         5.36%          5.67%        5.31%           6.25%(b)
Ratio of expenses to
 average net assets*....         1.66%(b)       1.67%         1.65%          0.94%        1.69%           1.77%(b)
Portfolio Turnover (d)..        34.90%         60.00%        57.58%         80.98%       58.86%          60.47%

--------
 * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations on October 14, 1995.
(b)  Annualized
(c)  Not annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                              Financial Highlights
 (Selected data for a share of capital stock outstanding throughout the period)

                                            Diversified Fixed Income
                                ------------------------------------------------
                                                    Class B
                                  For the Six    For the Year   For the Period
                                  Months Ended       Ended           Ended
                                January 31, 2000 July 31, 1999 July 31, 1998 (a)
                                ---------------- ------------- -----------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period.......................       $10.37         $10.91          $10.79
                                     ------         ------          ------
Investment Activities
 Net investment income........         0.25           0.48            0.23
 Net realized and unrealized
  gain (loss) on investments..        (0.35)         (0.44)           0.12
                                     ------         ------          ------
 Total from Investment
  Activities..................        (0.10)          0.04            0.35
                                     ------         ------          ------
Distributions
 Net investment income........        (0.25)         (0.48)          (0.23)
 Net realized gains...........           --          (0.06)             --
 In excess of net realized
  gains.......................           --          (0.04)             --
                                     ------         ------          ------
 Total Distributions..........        (0.25)         (0.58)          (0.23)
                                     ------         ------          ------
Net Asset Value, End of
 Period.......................       $10.02         $10.37          $10.91
                                     ======         ======          ======
Total Return (excludes sales
 charge)......................        (1.02%)(c)      0.24%           3.25%(c)
Ratios/Supplementary Data:
Net Assets at end of period
 (000)........................       $2,169         $2,078          $  236
Ratio of expenses to average
 net assets...................         1.72%(b)       1.72%           1.71%(b)
Ratio of net investment income
 to average net assets........         4.78%(b)       4.39%           4.54%(b)
Ratio of expenses to average
 net assets*..................         1.91%(b)       1.91%           1.90%(b)
Portfolio Turnover (d)........        34.90%         60.00%          57.58%

--------
 * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations on March 2, 1998.
(b)  Annualized
(c)  Not annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                              Financial Highlights
 (Selected data for a share of capital stock outstanding throughout the period)

                                                           Diversified Fixed Income
                          -------------------------------------------------------------------------------------------
                                                                   Class Y
                            For the Six     For the Year  For the Year  For the Year  For the Year   For the Period
                            Months Ended        Ended         Ended         Ended         Ended           Ended
                          January 31, 2000  July 31, 1999 July 31, 1998 July 31, 1997 July 31, 1996 July 31, 1995 (a)
                          ----------------  ------------- ------------- ------------- ------------- -----------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....      $  10.45        $  11.00      $  10.78      $  10.53      $  10.84         $ 10.00
                              --------        --------      --------      --------      --------         -------
Investment Activities
 Net investment income..          0.30            0.59          0.61          0.60          0.58            0.55
 Net realized and
  unrealized gain (loss)
  on investments........         (0.35)          (0.45)         0.22          0.34         (0.16)           0.78
                              --------        --------      --------      --------      --------         -------
 Total from Investment
  Activities............         (0.05)           0.14          0.83          0.94          0.42            1.33
                              --------        --------      --------      --------      --------         -------
Distributions
 Net investment income..         (0.30)          (0.59)        (0.61)        (0.60)        (0.61)          (0.49)
 In excess of net
  investment income.....            --              --            --            --         (0.02)             --
 Net realized gains.....            --           (0.07)           --            --            --              --
 In excess of net
  realized gains........            --           (0.03)           --         (0.09)        (0.10)             --
                              --------        --------      --------      --------      --------         -------
 Total Distributions....         (0.30)          (0.69)        (0.61)        (0.69)        (0.73)          (0.49)
                              --------        --------      --------      --------      --------         -------
Net Asset Value, End of
 Period.................      $  10.10        $  10.45      $  11.00      $  10.78      $  10.53         $ 10.84
                              ========        ========      ========      ========      ========         =======
Total Return............         (0.50%)(c)       1.10%         7.94%         9.30%         3.85%          13.70%(c)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........      $242,114        $199,413      $158,909      $132,583      $161,742         $54,827
Ratio of expenses to
 average net assets.....          0.72%(b)        0.73%         0.77%         0.90%         0.88%           0.93%(b)
Ratio of net investment
 income to average net
 assets.................          5.79%(b)        5.34%         5.61%         5.67%         5.56%           6.71%(b)
Ratio of expenses to
 average net assets*....          0.91%(b)        0.92%         0.90%         0.94%         0.92%           1.01%(b)
Portfolio Turnover (d)..         34.90%          60.00%        57.58%        80.98%        58.86%          60.47%

--------
 * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations on October 14, 1995.
(b)  Annualized
(c)  Not annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                              Financial Highlights
 (Selected data for a share of capital stock outstanding throughout the period)

                                                        U.S. Treasury Securities Fund
                          ------------------------------------------------------------------------------------------
                                                                   Class A
                            For the Six    For the Year  For the Year  For the Year  For the Year   For the Period
                            Months Ended       Ended         Ended         Ended         Ended           Ended
                          January 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997 July 31, 1996 July 31, 1995 (a)
                          ---------------- ------------- ------------- ------------- ------------- -----------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....       $ 9.21         $ 9.58        $ 9.37        $ 9.13        $ 9.42          $ 9.04
                               ------         ------        ------        ------        ------          ------
Investment Activities
 Net investment income..         0.26           0.52          0.52          0.52          0.53            0.50
 Net realized and
  unrealized gain (loss)
  on investments........        (0.24)         (0.37)         0.21          0.25         (0.20)           0.38
                               ------         ------        ------        ------        ------          ------
 Total from Investment
  Activities............         0.02           0.15          0.73          0.77          0.33            0.88
                               ------         ------        ------        ------        ------          ------
Distributions
 Net investment income..        (0.26)         (0.50)        (0.52)        (0.46)        (0.53)          (0.50)
 In excess of net
  investment income.....           --          (0.02)           --         (0.07)        (0.09)             --
                               ------         ------        ------        ------        ------          ------
 Total Distributions....        (0.26)         (0.52)        (0.52)        (0.53)        (0.62)          (0.50)
                               ------         ------        ------        ------        ------          ------
Net Asset Value, End of
 Period.................       $ 8.97         $ 9.21        $ 9.58        $ 9.37        $ 9.13          $ 9.42
                               ======         ======        ======        ======        ======          ======
Total Return (excludes
 sales charge)..........         0.24%(c)       1.41%         7.98%         8.68%         3.43%          10.18%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........       $1,389         $1,369        $1,090        $1,087        $  979          $1,035
Ratio of expenses to
 average net assets.....         1.05%(b)       1.01%         1.07%         1.16%         1.20%           1.19%
Ratio of net investment
 income to average net
 assets.................         5.73%(b)       5.36%         5.45%         5.60%         5.55%           5.57%
Ratio of expenses to
 average net assets*....         1.84%(b)       1.80%         1.76%         1.70%         1.74%           1.81%
Portfolio Turnover (d)..         7.81%          9.25%        11.82%        44.90%        15.75%          80.98%

--------
 * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) The Financial Highlights presented for the A Class reflects operations and distributions from the Fund, as a whole, for the period from August 1, 1994 through October 13, 1994 combined with the operations and distributions of the A Class only from the period from October 14, 1994 through July 31, 1995.
(b)  Annualized.
(c)  Not Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                              Financial Highlights
 (Selected data for a share of capital stock outstanding throughout the period)

                                                        U.S. Treasury Securities Fund
                          ------------------------------------------------------------------------------------------
                                                                   Class Y
                            For the Six    For the Year  For the Year  For the Year  For the Year   For the Period
                            Months Ended       Ended         Ended         Ended         Ended           Ended
                          January 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997 July 31, 1996 July 31, 1995 (a)
                          ---------------- ------------- ------------- ------------- ------------- -----------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....      $  9.22         $  9.59       $  9.38       $  9.14       $  9.43         $  8.66
                              -------         -------       -------       -------       -------         -------
Investment Activities
 Net investment income..         0.27            0.54          0.54          0.53          0.59            0.44
 Net realized and
  unrealized gain (loss)
  on investments........        (0.24)          (0.37)         0.21          0.26         (0.24)           0.76
                              -------         -------       -------       -------       -------         -------
 Total from Investment
  Activities............         0.03            0.17          0.75          0.79          0.35            1.20
                              -------         -------       -------       -------       -------         -------
Distributions
 Net investment income..        (0.27)          (0.53)        (0.54)        (0.54)        (0.55)          (0.43)
 In excess of net
  investment income.....           --           (0.01)           --         (0.01)        (0.09)             --
                              -------         -------       -------       -------       -------         -------
 Total Distributions....        (0.27)          (0.54)        (0.54)        (0.55)        (0.64)          (0.43)
                              -------         -------       -------       -------       -------         -------
Net Asset Value, End of
 Period.................      $  8.98         $  9.22       $  9.59       $  9.38       $  9.14         $  9.43
                              =======         =======       =======       =======       =======         =======
Total Return............         0.37%(d)        1.65%         8.24%         8.92%         3.71%          10.49%(b)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........      $14,105         $20,486       $22,178       $23,832       $23,248         $51,264
Ratio of expenses to
 average net assets.....         0.80%(c)        0.76%         0.82%         0.91%         0.95%           1.02%
Ratio of net investment
 income to average net
 assets.................         5.98%(c)        5.60%         5.70%         5.85%         5.81%           5.78%
Ratio of expenses to
 average net assets*....         1.09%(c)        1.05%         1.01%         0.95%         0.99%           1.09%
Portfolio Turnover (e)..         7.81%           9.25%        11.82%        44.90%        15.75%          80.98%

--------
 * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) On October 13, 1994, the Trust identified those Institutional shareholders that were part of the A Class and transferred these shareholders into the Y Class at the prevailing net asset value effective October 14, 1994. The Financial Highlights presented for the Y Class reflects operations and distributions for the period from October 14, 1994 through July 31, 1995.
(b) Represents total return for the Fund, as a whole, for the period from August 1, 1994 through October 13, 1994 plus total return for the Y Class for the period from October 14, 1994 through July 31, 1995.
(c)  Annualized.
(d)  Not Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                              Financial Highlights
 (Selected data for a share of capital stock outstanding throughout the period)

                                               Short Intermediate U.S. Treasury Securities Fund
                          ------------------------------------------------------------------------------------------
                                                                   Class A
                            For the Six    For the Year  For the Year  For the Year  For the Year   For the Period
                            Months Ended       Ended         Ended         Ended         Ended           Ended
                          January 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997 July 31, 1996 July 31, 1995 (a)
                          ---------------- ------------- ------------- ------------- ------------- -----------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....       $ 9.42         $ 9.64        $ 9.55        $ 9.41        $ 9.60          $ 9.52
                               ------         ------        ------        ------        ------          ------
Investment Activities
 Net investment income..         0.22           0.45          0.49          0.49          0.48            0.52
 Net realized and
  unrealized gain (loss)
  on investments........        (0.21)         (0.18)         0.09          0.14         (0.11)           0.05
                               ------         ------        ------        ------        ------          ------
 Total from Investment
  Activities............         0.01           0.27          0.58          0.63          0.37            0.57
                               ------         ------        ------        ------        ------          ------
Distributions
 Net investment income..        (0.22)         (0.45)        (0.49)        (0.49)        (0.50)          (0.49)
 In excess of net
  investment income.....           --             --            --            --         (0.04)             --
 Net realized gains.....        (0.04)         (0.04)           --            --            --              --
 In excess of net
  realized gains........           --             --            --            --         (0.02)             --
                               ------         ------        ------        ------        ------          ------
 Total Distributions....        (0.26)         (0.49)        (0.49)        (0.49)        (0.56)          (0.49)
                               ------         ------        ------        ------        ------          ------
Net Asset Value, End of
 Period.................       $ 9.17         $ 9.42        $ 9.64        $ 9.55        $ 9.41          $ 9.60
                               ======         ======        ======        ======        ======          ======
Total Return (excludes
 sales charge)..........         0.05%(c)       2.79%         6.27%         6.92%         3.90%           6.28%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........       $  455         $  595        $  654        $  618        $1,156          $  489
Ratio of expenses to
 average net assets.....         0.89%(b)       0.94%         0.89%         0.87%         0.92%           0.99%
Ratio of net investment
 income to average net
 assets.................         4.68%(b)       4.65%         5.11%         5.22%         5.14%           5.51%
Ratio of expenses to
 average net assets*....         1.64%(b)       1.69%         1.64%         1.62%         1.67%           1.78%
Portfolio Turnover (d)..         1.24%         63.27%        17.33%        51.56%        47.17%          62.73%

--------
 * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) The Financial Highlights presented for the A Class reflects operations and distributions from the Fund, as a whole, for the period from August 1, 1994 through October 13, 1994 combined with the operations and distributions of the A Class only from the period from October 14, 1994 through July 31, 1995.
(b)  Annualized.
(c)  Not Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                              Financial Highlights
 (Selected data for a share of capital stock outstanding throughout the period)

                                               Short Intermediate U.S. Treasury Securities Fund
                          ------------------------------------------------------------------------------------------
                                                                   Class Y
                            For the Six    For the Year  For the Year  For the Year  For the Year   For the Period
                            Months Ended       Ended         Ended         Ended         Ended           Ended
                          January 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997 July 31, 1996 July 31, 1995 (a)
                          ---------------- ------------- ------------- ------------- ------------- -----------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....      $  9.44         $  9.66       $  9.56       $  9.42       $  9.61         $  9.30
                              -------         -------       -------       -------       -------         -------
Investment Activities
 Net investment income..         0.23            0.48          0.51          0.52          0.53            0.44
 Net realized and
  unrealized gain (loss)
  on investments........        (0.21)          (0.18)         0.10          0.14         (0.13)           0.31
                              -------         -------       -------       -------       -------         -------
 Total from Investment
  Activities............         0.02            0.30          0.61          0.66          0.40            0.75
                              -------         -------       -------       -------       -------         -------
Distributions
 Net investment income..        (0.23)          (0.48)        (0.51)        (0.52)        (0.53)          (0.44)
 In excess of net
  investment income.....           --              --            --            --         (0.04)             --
 Net realized gains.....        (0.04)          (0.04)           --            --            --              --
 In excess of net
  realized gains........           --              --            --            --         (0.02)             --
                              -------         -------       -------       -------       -------         -------
 Total Distributions....        (0.27)          (0.52)        (0.51)        (0.52)        (0.59)          (0.44)
                              -------         -------       -------       -------       -------         -------
Net Asset Value, End of
 Period.................      $  9.19         $  9.44       $  9.66       $  9.56       $  9.42         $  9.61
                              =======         =======       =======       =======       =======         =======
Total Return............         0.19%(d)        3.05%         6.62%         7.19%         4.18%           6.57%(b)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........      $28,809         $33,332       $24,843       $26,722       $23,545         $16,214
Ratio of expenses to
 average net assets.....         0.64%(c)        0.67%         0.64%         0.62%         0.67%           0.75%
Ratio of net investment
 income to average net
 assets.................         4.93%(c)        4.89%         5.36%         5.47%         5.40%           5.84%
Ratio of expenses to
 average net assets*....         0.89%(c)        0.92%         0.89%         0.87%         0.92%           0.99%
Portfolio Turnover (e)..         1.24%          63.27%        17.33%        51.56%        47.17%          62.73%

--------
 * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) On October 13, 1994, the Trust identified those Institutional shareholders that were part of the A Class and transferred these shareholders into the Y Class at the prevailing net asset value effective October 14, 1994. The Financial Highlights presented for the Y Class reflects operations and distributions for the period from October 14, 1994 through July 31, 1995.
(b) Represents total return for the Fund, as a whole, for the period from August 1, 1994 through October 13, 1994 plus total return for the Y Class for the period from October 14, 1994 through July 31, 1995.
(c)  Annualized.
(d)  Not Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                              Financial Highlights
 (Selected data for a share of capital stock outstanding throughout the period)

                                                           Tax-Free Securities Fund
                          ------------------------------------------------------------------------------------------
                                                                   Class A
                            For the Six    For the Year  For the Year  For the Year  For the Year   For the Period
                            Months Ended       Ended         Ended         Ended         Ended           Ended
                          January 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997 July 31, 1996 July 31, 1995 (a)
                          ---------------- ------------- ------------- ------------- ------------- -----------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....       $10.49         $10.84        $10.84        $10.44        $10.53          $10.00
                               ------         ------        ------        ------        ------          ------
 Net investment income..         0.24           0.48          0.48          0.49          0.50            0.39
 Net realized and
  unrealized gain (loss)
  on investments........        (0.50)         (0.25)         0.06          0.46          0.07            0.50
                               ------         ------        ------        ------        ------          ------
 Total from Investment
  Activities............        (0.26)          0.23          0.54          0.95          0.57            0.89
                               ------         ------        ------        ------        ------          ------
Distributions
 Net investment income..        (0.24)         (0.48)        (0.48)        (0.49)        (0.49)          (0.36)
 In excess of net
  investment income.....           --             --            --            --         (0.04)             --
 Net realized gains.....        (0.05)         (0.10)        (0.06)        (0.06)        (0.09)             --
 In excess of net
  realized gains........           --             --            --            --         (0.04)             --
                               ------         ------        ------        ------        ------          ------
 Total Distributions....        (0.29)         (0.58)        (0.54)        (0.55)        (0.66)          (0.36)
                               ------         ------        ------        ------        ------          ------
Net Asset Value, End of
 Period.................       $ 9.94         $10.49        $10.84        $10.84        $10.44          $10.53
                               ======         ======        ======        ======        ======          ======
Total Return (excludes
 sales charge)..........        (2.53%)(c)      2.00%         5.17%         9.35%         5.54%           9.06%(c)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........       $5,742         $4,795        $3,054        $2,545        $  569          $  563
Ratio of expenses to
 average net assets.....         0.95%(b)       0.96%         1.02%         1.12%         1.14%           1.15%(b)
Ratio of net investment
 income to average net
 assets.................         4.70%(b)       4.41%         4.49%         4.60%         4.66%           4.93%(b)
Ratio of expenses to
 average net assets*....         1.64%(b)       1.65%         1.65%         1.66%         1.68%           1.74%(b)
Portfolio Turnover (d)..         7.48%          9.91%        10.73%        11.07%        24.78%          49.17%

--------
 * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations on October 14, 1994.
(b)  Annualized
(c)  Not Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                              Financial Highlights
 (Selected data for a share of capital stock outstanding throughout the period)

                                      Tax-Free Securities Fund
                          ------------------------------------------------
                                              Class B
                            For the Six    For the Year   For the Period
                            Months Ended       Ended           Ended
                          January 31, 2000 July 31, 1999 July 31, 1998 (a)
                          ---------------- ------------- -----------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....       $10.49         $10.83          $10.84
                               ------         ------          ------
Investment Activities
 Net investment income..         0.20           0.40            0.21
 Net realized and
  unrealized loss on
  investments...........        (0.50)         (0.24)          (0.01)
                               ------         ------          ------
 Total from Investment
  Activities............        (0.30)          0.16            0.20
                               ------         ------          ------
Distributions
 Net investment income..        (0.20)         (0.40)          (0.21)
 Net realized gains.....        (0.05)         (0.10)             --
                               ------         ------          ------
 Total Distributions....        (0.25)         (0.50)          (0.21)
                               ------         ------          ------
Net Asset Value, End of
 Period.................       $ 9.94         $10.49          $10.83
                               ======         ======          ======
Total Return (excludes
 sales charge)..........        (2.88%)(c)      1.40%           1.82%(c)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........       $3,247         $1,756          $  272
Ratio of expenses to
 average net assets.....         1.70%(b)       1.70%           1.71%(b)
Ratio of net investment
 income to average net
 assets.................         3.96%(b)       3.68%           3.75%(b)
Ratio of expenses to
 average net assets*....         1.89%(b)       1.89%           1.90%(b)
Portfolio Turnover (d)..         7.48%          9.91%          10.73%

--------
 * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations on March 2, 1998
(b)  Annualized
(c)  Not Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                              Financial Highlights
 (Selected data for a share of capital stock outstanding throughout the period)

                                                           Tax-Free Securities Fund
                          -------------------------------------------------------------------------------------------
                                                                   Class Y
                            For the Six     For the Year  For the Year  For the Year  For the Year   For the Period
                            Months Ended        Ended         Ended         Ended         Ended           Ended
                          January 31, 2000  July 31, 1999 July 31, 1998 July 31, 1997 July 31, 1996 July 31, 1995 (a)
                          ----------------  ------------- ------------- ------------- ------------- -----------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....      $  10.53        $  10.88      $  10.86      $  10.46      $  10.56        $  10.00
                              --------        --------      --------      --------      --------        --------
Investment Activities
 Net investment income..          0.25            0.51          0.51          0.51          0.52            0.42
 Net realized and
  unrealized gain (loss)
  on investments........         (0.50)          (0.25)         0.08          0.46          0.07            0.51
                              --------        --------      --------      --------      --------        --------
 Total from Investment
  Activities............         (0.25)           0.26          0.59          0.97          0.59            0.93
                              --------        --------      --------      --------      --------        --------
Distributions
 Net investment income..         (0.25)          (0.51)        (0.51)        (0.51)        (0.52)          (0.37)
 In excess of net
  investment income.....            --              --            --            --         (0.04)             --
 Net realized gains.....         (0.05)          (0.10)        (0.06)        (0.06)        (0.09)             --
 In excess of net
  realized gains........            --              --            --            --         (0.04)             --
                              --------        --------      --------      --------      --------        --------
 Total Distributions....         (0.30)          (0.61)        (0.57)        (0.57)        (0.69)          (0.37)
                              --------        --------      --------      --------      --------        --------
Net Asset Value, End of
 Period.................      $   9.98        $  10.53      $  10.88      $  10.86      $  10.46        $  10.56
                              ========        ========      ========      ========      ========        ========
Total Return............         (2.38%)(c)       2.26%         5.63%         9.58%         5.73%           9.54%(c)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........      $410,922        $424,022      $416,544      $296,764      $288,934        $281,646
Ratio of expenses to
 average net assets.....          0.70%(b)        0.71%         0.77%         0.87%         0.89%           0.89%(b)
Ratio of net investment
 income to average net
 assets.................          4.95%(b)        4.66%         4.74%         4.86%         4.92%           5.16%(b)
Ratio of expenses to
 average net assets*....          0.89%(b)        0.90%         0.90%         0.91%         0.93%           0.98%(b)
Portfolio Turnover (d)..          7.48%           9.91%        10.73%        11.07%        24.78%          49.17%

--------
 * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations on October 14, 1994.
(b)  Annualized
(c)  Not Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                              Financial Highlights
 (Selected data for a share of capital stock outstanding throughout the period)

                                                 Tax-Free Short Intermediate Securities Fund
                          ------------------------------------------------------------------------------------------
                                                                   Class A
                            For the Six    For the Year  For the Year  For the Year  For the Year   For the Period
                            Months Ended       Ended         Ended         Ended         Ended           Ended
                          January 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997 July 31, 1996 July 31, 1995 (a)
                          ---------------- ------------- ------------- ------------- ------------- -----------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....       $ 9.95         $10.09        $10.17        $10.05        $10.11          $10.00
                               ------         ------        ------        ------        ------          ------
Investment Activities
 Net investment income..         0.17           0.34          0.35          0.37          0.37            0.30
 Net realized and
  unrealized gain (loss)
  on investments........        (0.19)         (0.09)        (0.02)         0.13         (0.03)           0.08
                               ------         ------        ------        ------        ------          ------
 Total from Investment
  Activities............        (0.02)          0.25          0.33          0.50          0.34            0.38
                               ------         ------        ------        ------        ------          ------
Distributions
 Net investment income..        (0.17)         (0.34)        (0.35)        (0.37)        (0.37)          (0.27)
 In excess of net
  investment income.....           --             --            --            --         (0.03)             --
 Net realized gains.....        (0.05)         (0.05)        (0.06)        (0.01)           --              --
                               ------         ------        ------        ------        ------          ------
 Total Distributions....        (0.22)         (0.39)        (0.41)        (0.38)        (0.40)          (0.27)
                               ------         ------        ------        ------        ------          ------
Net Asset Value, End of
 Period.................       $ 9.71         $ 9.95        $10.09        $10.17        $10.05          $10.11
                               ======         ======        ======        ======        ======          ======
Total Return (excludes
 sales charge)..........        (0.19%)(c)      2.44%         3.36%         5.06%         3.41%           3.90%(c)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........       $  847         $  878        $  478        $  724        $  451          $  308
Ratio of expenses to
 average net assets.....         0.98%(b)       0.98%         1.01%         1.09%         1.08%           1.05%(b)
Ratio of net investment
 income to average net
 assets.................         3.49%(b)       3.35%         3.50%         3.57%         3.64%           3.82%(b)
Ratio of expenses to
 average net assets*....         1.63%(b)       1.63%         1.62%         1.64%         1.63%           1.64%(b)
Portfolio Turnover (d)..        24.53%         18.40%        47.55%        29.46%        54.70%          89.98%

--------
* During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations on October 14, 1994.
(b)  Annualized
(c)  Not Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                              Financial Highlights
 (Selected data for a share of capital stock outstanding throughout the period)

                                                 Tax-Free Short Intermediate Securities Fund
                          -------------------------------------------------------------------------------------------
                                                                   Class Y
                            For the Six     For the Year  For the Year  For the Year  For the Year   For the Period
                            Months Ended        Ended         Ended         Ended         Ended           Ended
                          January 31, 2000  July 31, 1999 July 31, 1998 July 31, 1997 July 31, 1996 July 31, 1995 (a)
                          ----------------  ------------- ------------- ------------- ------------- -----------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....      $ 10.00          $ 10.15       $ 10.21       $ 10.08       $ 10.14         $ 10.00
                              -------          -------       -------       -------       -------         -------
Investment Activities
 Net investment income..         0.19             0.37          0.38          0.39          0.40            0.32
 Net realized and
  unrealized gain (loss)
  on investments........        (0.19)           (0.10)           --          0.14         (0.03)           0.11
                              -------          -------       -------       -------       -------         -------
 Total from Investment
  Activities............           --             0.27          0.38          0.53          0.37            0.43
                              -------          -------       -------       -------       -------         -------
Distributions
 Net investment income..        (0.19)           (0.37)        (0.38)        (0.39)        (0.40)          (0.29)
 In excess of net
  investment income.....           --               --            --            --         (0.03)             --
 Net realized gains.....        (0.05)           (0.05)        (0.06)        (0.01)           --              --
                              -------          -------       -------       -------       -------         -------
 Total Distributions....        (0.24)           (0.42)        (0.44)        (0.40)        (0.43)          (0.29)
                              -------          -------       -------       -------       -------         -------
Net Asset Value, End of
 Period.................      $  9.76          $ 10.00       $ 10.15       $ 10.21       $ 10.08         $ 10.14
                              =======          =======       =======       =======       =======         =======
Total Return............        (0.06%)(c)        2.60%         3.83%         5.36%         3.67%           4.36%(c)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........      $42,456          $47,668       $52,185       $37,410       $39,472         $39,993
Ratio of expenses to
 average net assets.....         0.73%(b)         0.73%         0.76%         0.84%         0.83%           0.85%(b)
Ratio of net investment
 income to average net
 assets.................         3.74%(b)         3.61%         3.75%         3.82%         3.90%           4.03%(b)
Ratio of expenses to
 average net assets*....         0.88%(b)         0.88%         0.87%         0.89%         0.88%           0.94%(b)
Portfolio Turnover (d)..        24.53%           18.40%        47.55%        29.46%        54.70%          89.98%

--------
 * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations on October 14, 1994.
(b)  Annualized
(c)  Not Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                              Financial Highlights
 (Selected data for a share of capital stock outstanding throughout the period)

                                                  International Stock Fund
                                             ----------------------------------
                                                          Class A
                                               For the Six     For the Period
                                               Months Ended         Ended
                                             January 31, 2000 July 31, 1999 (a)
                                             ---------------- -----------------
                                               (Unaudited)
Net Asset Value, Beginning of Period.......       $11.96           $10.09
                                                  ------           ------
Investment Activities
 Net investment loss.......................        (0.07)              --
 Net realized and unrealized gain on
  investments..............................         4.52             1.87
                                                  ------           ------
 Total from Investment Activities .........         4.45             1.87
                                                  ------           ------
Distributions
 Net realized gains........................        (0.49)              --
                                                  ------           ------
 Total Distributions.......................        (0.49)              --
                                                  ------           ------
Net Asset Value, End of Period.............       $15.92           $11.96
                                                  ======           ======
Total Return (excludes sales charge).......        37.45%(c)        18.53%(c)
Ratios/Supplementary Data:
Net Assets at end of period (000)..........       $3,551           $  265
Ratio of expenses to average net assets....         1.75%(b)         1.94%(b)
Ratio of net investment loss to average net
 assets....................................        (1.39%)(b)       (0.19%)(b)
Ratio of expenses to average net assets*...         2.39%(b)         2.61%(b)
Portfolio Turnover (d).....................        98.71%          156.46%

--------
* During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations on December 8, 1998.
(b)  Annualized.
(c)  Not Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                              Financial Highlights
 (Selected data for a share of capital stock outstanding throughout the period)

                                                  International Stock Fund
                                             ----------------------------------
                                                          Class B
                                               For the Six     For the Period
                                               Months Ended         Ended
                                             January 31, 2000 July 31, 1999 (a)
                                             ---------------- -----------------
                                               (Unaudited)
Net Asset Value, Beginning of Period.......       $11.90           $10.20
                                                  ------           ------
Investment Activities
 Net investment loss.......................        (0.07)           (0.02)
 Net realized and unrealized gain on
  investments..............................         4.41             1.72
                                                  ------           ------
 Total from Investment Activities..........         4.34             1.70
                                                  ------           ------
Distributions
 Net realized gains........................        (0.49)              --
                                                  ------           ------
 Total Distributions.......................        (0.49)              --
                                                  ------           ------
Net Asset Value, End of Period.............       $15.75           $11.90
                                                  ======           ======
Total Return (excludes sales charge).......        36.71%(c)        16.67%(c)
Ratios/Supplementary Data:
Net Assets at end of period (000)..........       $  323           $  102
Ratio of expenses to average net assets....         2.50%(b)         2.76%(b)
Ratio of net investment loss to average net
 assets....................................        (2.12%)(b)       (1.08%)(b)
Ratio of expenses to average net assets*...         2.64%(b)         2.92%(b)
Portfolio Turnover (d).....................        98.71%          156.46%

--------
 * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations on December 20, 1998.
(b)  Annualized.
(c)  Not Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                              Financial Highlights
 (Selected data for a share of capital stock outstanding throughout the period)

                                                 International Stock Fund
                                            -----------------------------------
                                                         Class Y
                                              For the Six      For the Period
                                              Months Ended          Ended
                                            January 31, 2000  July 31, 1999 (a)
                                            ----------------  -----------------
                                              (Unaudited)
Net Asset Value, Beginning of Period......      $  11.98           $ 10.00
                                                --------           -------
Investment Activities
 Net investment loss......................         (0.07)               --
 Net realized and unrealized gain on
  investments.............................          4.52              1.98
                                                --------           -------
 Total from Investment Activities.........          4.45              1.98
                                                --------           -------
Distributions
 Net realized gains.......................         (0.49)               --
                                                --------           -------
 Total Distributions......................         (0.49)               --
                                                --------           -------
Net Asset Value, End of Period............      $  15.94           $ 11.98
                                                ========           =======
 Total Return.............................         37.27%(c)         19.90%(c)
Ratios/Supplementary Data:
Net Assets at end of period (000).........      $112,827           $81,253
Ratio of expenses to average net assets...          1.54%(b)          1.65%(b)
Ratio of net investment income (loss) to
 average net assets.......................         (1.11%)(b)         0.03%(b)
Ratio of expenses to average net assets*..          1.69%(b)          1.79%(b)
Portfolio Turnover (d)....................         98.71%           156.46%

--------
 * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations on December 2, 1998.
(b)  Annualized.
(c)  Not Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                              Financial Highlights
 (Selected data for a share of capital stock outstanding throughout the period)

                                                         Value Fund
                                             ----------------------------------
                                                          Class A
                                               For the Six     For the Period
                                               Months Ended         Ended
                                             January 31, 2000 July 31, 1999 (a)
                                             ---------------- -----------------
                                               (Unaudited)
Net Asset Value, Beginning of Period.......       $10.37           $10.05
                                                  ------           ------
Investment Activities
 Net investment income.....................         0.02             0.01
 Net realized and unrealized gain (loss) on
  investments..............................        (0.05)            0.78
                                                  ------           ------
 Total from Investment Activities..........        (0.03)            0.79
                                                  ------           ------
Distributions
 Net investment income.....................        (0.02)              --
 In excess of net investment income........           --            (0.02)
 Net realized gains........................        (0.13)           (0.45)
                                                  ------           ------
 Total Distributions.......................        (0.15)           (0.47)
                                                  ------           ------
Net Asset Value, End of Period.............       $10.19           $10.37
                                                  ======           ======
Total Return (excludes sales charge).......        (0.32%)(c)        7.81%(c)
Ratios/Supplementary Data:
Net Assets at end of period (000)..........       $  481           $  178
Ratio of expenses to average net assets....         1.33%(b)         1.60%(b)
Ratio of net investment income (loss) to
 average net assets........................         0.12%(b)        (0.01%)(b)
Ratio of expenses to average net assets*...         1.86%(b)         2.15%(b)
Portfolio Turnover (d).....................        81.34%          113.72%

--------
 * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations on December 8, 1998.
(b)  Annualized.
(c)  Not Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                              Financial Highlights
 (Selected data for a share of capital stock outstanding throughout the period)

                                                          Value Fund
                                              ----------------------------------
                                                           Class B
                                                For the Six     For the Period
                                                Months Ended         Ended
                                              January 31, 2000 July 31, 1999 (a)
                                              ---------------- -----------------
                                                (Unaudited)
Net Asset Value, Beginning of Period........       $10.34           $ 9.90
                                                   ------           ------
Investment Activities
 Net investment loss........................           --            (0.01)
 Net realized and unrealized gain (loss) on
  investments...............................        (0.08)            0.91
                                                   ------           ------
 Total from Investment Activities...........        (0.08)            0.90
                                                   ------           ------
Distributions
 In excess of net investment income.........           --            (0.01)
 Net realized gains.........................        (0.13)           (0.38)
 In excess of net realized gains............           --            (0.07)
                                                   ------           ------
 Total Distributions........................        (0.13)           (0.46)
                                                   ------           ------
Net Asset Value, End of Period..............       $10.13           $10.34
                                                   ======           ======
Total Return (excludes sales charge)........        (0.80%)(c)        8.94%(c)
Ratios/Supplementary Data:
Net Assets at end of period (000)...........       $  658           $  472
Ratio of expenses to average net assets.....         2.08%(b)         2.44%(b)
Ratio of net investment loss to average net
 assets.....................................        (0.53%)(b)       (0.71%)(b)
Ratio of expenses to average net assets*....         2.12%(b)         2.48%(b)
Portfolio Turnover (d)......................        81.34%          113.72%

--------
 * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations on December 13, 1998.
(b)  Annualized.
(c)  Not Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                              Financial Highlights
 (Selected data for a share of capital stock outstanding throughout the period)

                                                         Value Fund
                                             -----------------------------------
                                                          Class Y
                                               For the Six      For the Period
                                               Months Ended          Ended
                                             January 31, 2000  July 31, 1999 (a)
                                             ----------------  -----------------
                                               (Unaudited)
Net Asset Value, Beginning of Period.......      $  10.38           $ 10.00
                                                 --------           -------
Investment Activities
 Net investment income.....................          0.03              0.04
 Net realized and unrealized gain (loss) on
  investments..............................         (0.06)             0.83
                                                 --------           -------
 Total from Investment Activities..........         (0.03)             0.87
                                                 --------           -------
Distributions
 Net investment income.....................         (0.03)            (0.03)
 In excess of net investment income                    --             (0.01)
 Net realized gains........................         (0.13)            (0.45)
                                                 --------           -------
 Total Distributions.......................         (0.16)            (0.49)
                                                 --------           -------
Net Asset Value, End of Period.............      $  10.19           $ 10.38
                                                 ========           =======
Total Return...............................         (0.31%)(c)         8.56%(c)
Ratios/Supplementary Data:
Net Assets at end of period (000)..........      $169,241           $75,464
Ratio of expenses to average net assets....          1.08%(b)          1.28%(b)
Ratio of net investment income to average
 net assets................................          0.53%(b)          0.40%(b)
Ratio of expenses to average net assets*...          1.12%(b)          1.32%(b)
Portfolio Turnover (d).....................         81.34%           113.72%

--------
 * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations on December 3, 1998.
(b)  Annualized.
(c)  Not Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                              Financial Highlights
 (Selected data for a share of capital stock outstanding throughout the period)

                                               Small Cap Fund
                             --------------------------------------------------
                                                  Class A
                               For the Six     For the Period
                               Months Ended         Ended
                             January 31, 2000 July 31, 1999 (a)
                             ---------------- -----------------
                               (Unaudited)
Net Asset Value, Beginning
 of Period.................       $10.66           $10.07
Investment Activities
 Net investment income
  (loss)...................         0.01            (0.01)
 Net realized and
  unrealized gain (loss) on
  investments..............        (0.88)            0.60
                                  ------           ------
 Total from Investment
  Activities...............        (0.87)            0.59
                                  ------           ------
Distributions
 Net investment income.....        (0.01)              --
 Net realized gains........        (0.35)              --
                                  ------           ------
 Total Distributions.......        (0.36)              --
                                  ------           ------
Net Asset Value, End of
 Period....................       $ 9.43           $10.66
                                  ======           ======
Total Return (excludes
 sales charge).............        (8.16%)(c)        5.91%(c)
Ratios/Supplementary Data:
Net Assets at end of period
 (000).....................       $  146           $   93
Ratio of expenses to
 average net assets........         1.69%(b)         1.84%(b)
Ratio of net investment
 income (loss) to average
 net assets................         0.16%(b)        (0.26%)(b)
Ratio of expenses to
 average net assets*.......         2.33%(b)         2.50%(b)
Portfolio Turnover (d).....        48.67%           60.08%

--------
 * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations on December 8, 1998.
(b)  Annualized.
(c)  Not Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                              Financial Highlights
 (Selected data for a share of capital stock outstanding throughout the period)

                                                        Small Cap Fund
                                              ----------------------------------
                                                           Class B
                                                For the Six     For the Period
                                                Months Ended         Ended
                                              January 31, 2000 July 31, 1999 (a)
                                              ---------------- -----------------
                                                (Unaudited)
Net Asset Value, Beginning of Period........       $10.61           $ 9.78
                                                   ------           ------
Investment Activities
 Net investment loss........................           --            (0.03)
 Net realized and unrealized gain (loss) on
  investments...............................        (0.90)            0.86
                                                   ------           ------
 Total from Investment Activities...........        (0.90)            0.83
                                                   ------           ------
Distributions
 In excess of net investment income.........         0.00(e)            --
 Net realized gains.........................        (0.35)              --
                                                   ------           ------
 Total Distributions........................        (0.35)              --
                                                   ------           ------
Net Asset Value, End of Period..............       $ 9.36           $10.61
                                                   ======           ======
Total Return (excludes sales charge)........        (8.45%)(c)        8.56%(c)
Ratios/Supplementary Data:
Net Assets at end of period (000)...........       $  138           $   82
Ratio of expenses to average net assets.....         2.44%(b)         2.59%(b)
Ratio of net investment loss to average net
 assets.....................................        (0.57%)(b)       (1.00%)(b)
Ratio of expenses to average net assets*....         2.58%(b)         2.73%(b)
Portfolio Turnover (d)......................        48.67%           60.08%

--------
 * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations on December 20, 1998.
(b)  Annualized.
(c)  Not Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)  Less than $0.01 per share.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                              Financial Highlights
 (Selected data for a share of capital stock outstanding throughout the period)

                                                        Small Cap Fund
                                              -----------------------------------
                                                           Class Y
                                                For the Six      For the Period
                                                Months Ended          Ended
                                              January 31, 2000  July 31, 1999 (a)
                                              ----------------  -----------------
                                                (Unaudited)
Net Asset Value, Beginning of Period........      $ 10.67            $ 10.00
                                                  -------            -------
Investment Activities
 Net investment income......................         0.02                 --
 Net realized and unrealized gain (loss) on
  investments...............................        (0.87)              0.67
                                                  -------            -------
 Total from Investment Activities...........        (0.85)              0.67
                                                  -------            -------
Distributions
 Net investment income......................        (0.02)                --
 Net realized gains.........................        (0.35)                --
                                                  -------            -------
 Total Distributions........................        (0.37)                --
                                                  -------            -------
Net Asset Value, End of Period..............      $  9.45            $ 10.67
                                                  =======            =======
Total Return................................        (7.96%)(c)          6.75%(c)
Ratios/Supplementary Data:
Net Assets at end of period (000)...........      $34,480            $31,812
Ratio of expenses to average net assets.....         1.44%(b)           1.52%(b)
Ratio of net investment income to average
 net assets.................................         0.38%(b)           0.08%(b)
Ratio of expenses to average net assets*....         1.58%(b)           1.66%(b)
Portfolio Turnover (d)......................        48.67%             60.08%

--------
 * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations on December 3, 1998.
(b)  Annualized.
(c)  Not Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                              Financial Highlights
 (Selected data for a share of capital stock outstanding throughout the period)

                                                        Balanced Fund
                                              ----------------------------------
                                                           Class A
                                                For the Six     For the Period
                                                Months Ended         Ended
                                              January 31, 2000 July 31, 1999 (a)
                                              ---------------- -----------------
                                                (Unaudited)
Net Asset Value, Beginning of Period........       $ 9.79           $10.00
                                                   ------           ------
Investment Activities
 Net investment income......................         0.08             0.01
 Net realized and unrealized gain (loss) on
  investments...............................         0.88            (0.21)
                                                   ------           ------
 Total from Investment Activities...........         0.96            (0.20)
                                                   ------           ------
Distributions
 Net investment income......................        (0.08)           (0.01)
 Net realized gains.........................        (0.03)              --
                                                   ------           ------
 Total Distributions........................        (0.11)           (0.01)
                                                   ------           ------
Net Asset Value, End of Period..............       $10.64           $ 9.79
                                                   ======           ======
Total Return (excludes sales charge)........         9.88%(c)        (1.95%)(c)
Ratios/Supplementary Data:
Net Assets at end of period (000)...........       $  210           $   62
Ratio of expenses to average net assets.....         1.26%(b)         1.38%(b)
Ratio of net investment income to average
 net assets.................................         1.56%(b)         1.45%(b)
Ratio of expenses to average net assets*....         1.89%(b)         2.03%(b)
Portfolio Turnover (d)......................        27.98%            5.47%

--------
 * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations on June 21, 1999.
(b)  Annualized.
(c)  Not Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                              Financial Highlights
 (Selected data for a share of capital stock outstanding throughout the period)

                                                        Balanced Fund
                                              ----------------------------------
                                                           Class B
                                                For the Six     For the Period
                                                Months Ended         Ended
                                              January 31, 2000 July 31, 1999 (a)
                                              ---------------- -----------------
                                                (Unaudited)
Net Asset Value, Beginning of Period........       $ 9.78           $10.00
                                                   ------           ------
Investment Activities
 Net investment income......................         0.05             0.01
 Net realized and unrealized gain (loss) on
  investments...............................         0.88            (0.22)
                                                   ------           ------
 Total from Investment Activities...........         0.93            (0.21)
                                                   ------           ------
Distributions
 Net investment income......................        (0.05)              --
 In excess of net investment income.........           --            (0.01)
 Net realized gains.........................        (0.03)              --
                                                   ------           ------
 Total Distributions........................        (0.08)           (0.01)
                                                   ------           ------
Net Asset Value, End of Period..............       $10.63           $ 9.78
                                                   ======           ======
Total Return (excludes sales charge)........         9.49%(c)        (2.09%)(c)
Ratios/Supplementary Data:
Net Assets at end of period (000)...........       $  572           $  307
Ratio of expenses to average net assets.....         2.01%(b)         2.16%(b)
Ratio of net investment income to average
 net assets.................................         0.83%(b)         0.81%(b)
Ratio of expenses to average net assets*....         2.15%(b)         2.31%(b)
Portfolio Turnover (d)......................        27.98%            5.47%

--------
 * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations on June 21, 1999.
(b)  Annualized.
(c)  Not Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                              Financial Highlights
 (Selected data for a share of capital stock outstanding throughout the period)

                                                       Balanced Fund
                                             ----------------------------------
                                                          Class Y
                                               For the Six     For the Period
                                               Months Ended         Ended
                                             January 31, 2000 July 31, 1999 (a)
                                             ---------------- -----------------
                                               (Unaudited)
Net Asset Value, Beginning of Period.......      $   9.79         $  10.00
                                                 --------         --------
Investment Activities
 Net investment income (loss)..............          0.10            (0.03)
 Net realized and unrealized gain (loss) on
  investments..............................          0.88            (0.16)
                                                 --------         --------
 Total from Investment Activities..........          0.98            (0.19)
                                                 --------         --------
Distributions
 Net investment income.....................         (0.10)           (0.02)
 Net realized gains........................         (0.03)              --
                                                 --------         --------
 Total Distributions.......................         (0.13)           (0.02)
                                                 --------         --------
Net Asset Value, End of Period.............      $  10.64         $   9.79
                                                 ========         ========
Total Return...............................         10.01%(c)        (1.94%)(c)
Ratios/Supplementary Data:
Net Assets at end of period (000)..........      $200,260         $184,081
Ratio of expenses to average net assets....          1.01%(b)         1.08%(b)
Ratio of net investment income to average
 net assets................................          1.83%(b)         1.69%(b)
Ratio of expenses to average net assets*...          1.15%(b)         1.22%(b)
Portfolio Turnover (d).....................         27.98%            5.47%

--------
 * During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations on June 21, 1999.
(b)  Annualized.
(c)  Not Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
                       See notes to financial statements.

INVESTMENT ADVISOR

The Asset Management Group of Bank of Hawaii
111 South King Street
Honolulu, HI 96813


SUB-ADVISERS

Nicholas-Applegate Capital Management
600 West Broadway
San Diego, CA 92102

CMG First State (Hong Kong) LLC
3 Exchange Square
8 Connaught Place Central
Hong Kong


ADMINISTRATOR AND DISTRIBUTOR

BISYS Fund Services
3425 Stelzer Road
Columbus, OH 43219


LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street, 29th Floor
Los Angeles, CA 90071


INDEPENDENT AUDITORS

Ernst & Young LLP
One Columbus, Suite 2300
10 West Broad Street
Columbus, OH 43215


TRANSFER AGENT

BISYS Fund Services, Inc.
3425 Stelzer Road
Columbus, OH 43219


                        [LOGO OF PACIFIC CAPITAL FUNDS]
            MANAGED BY THE ASSET MANAGEMENT GROUP OF BANK OF HAWAII



The Pacific Capital Funds are distributed by BISYS Fund Services. This document must be preceded or accompanied by a current prospectus for the Pacific Capital Funds, which you should read carefully before you invest or send money.



PCR-0008                                                                    3/00